Fidelity® Variable Insurance Products:

Equity-Income Portfolio

Semiannual Report

June 30, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

Market Environment	<Click Here>	A review of what happened in world markets during the past six months.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Summary	<Click Here>	A summary of the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

The views expressed in this report reflect those of the fund's portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Semiannual Report

Market Environment

Investors hoping for a U.S. economic and stock market recovery in 2002 got what they were looking for, but only during the first quarter of the year. A dismal second quarter wiped out the U.S. stock markets' gains, pushing a number of equity benchmarks below their post-September 11 lows. The pace of the economic recovery also stalled, further impeding any upward momentum for stock prices. The primary culprit behind the markets' downfall during the overall six-month period ending June 30, 2002, was the lack of faith in Corporate America's balance sheets. High-profile accounting scandals shook investors' confidence, which was already tenuous due to worries about terrorism, earnings shortfalls and layoffs. Of the seven major domestic market sectors tracked by Goldman Sachs, only one - natural resources - had a positive return. Technology, utilities and health care all had double-digit losses. International equities were more immune to the troubles that plagued the U.S., and generally fared better as a result. Japan, Asia-Pacific and emerging-markets stocks were among the best performers in the first half of the year, including South Korea, despite posting one of the worst second-quarter stock market performances in the world. On the fixed-income side, U.S. investment-grade bonds offered steady single-digit gains, but a weaker U.S. dollar led to better returns for government bonds of international developed nations.

U.S. Stock Markets

From Enron to ImClone to WorldCom, a series of alleged fraudulent accounting practices and other questionable activities rocked investors' trust in the integrity of corporate governance during the past six months. As a result, money flowed out of equities as fast as reports of new scandals poured in. With all eyes focused on balance sheets and bookkeeping, it seemed many failed to notice the positive reports coming from the economic front. First quarter GDP - gross domestic product - was surprisingly strong; productivity soared to levels not reached in years; consumer spending continued to be resilient; and the Federal Reserve Board bypassed several opportunities to raise interest rates, leaving them at 40-year lows. Unfortunately, pessimism overwhelmed optimism and left the equity markets with negative returns for the first half of 2002. The blue-chip bellwether Dow Jones Industrial AverageSM, which at one point dipped below the 9,000-point level, fell 6.90% for the six-month period. The tech- and telecom-heavy NASDAQ Composite® Index declined 24.85%, its worst first half since 1974, and the large-cap weighted Standard & Poor's 500SM Index suffered a loss of 13.16%.

Foreign Stock Markets

The Morgan Stanley Capital InternationalSM Europe, Australasia and Far East (MSCI® EAFE®) Index - designed to represent the performance of developed stock markets outside the U.S. and Canada - dropped 1.46% during the past six months, a much better showing than most American benchmarks. Canadian stock markets also fared better than their neighbors to the south, as the S&P®/TSX Composite Index had a return of -1.65%. Japan did surprisingly well considering the nation's recent economic woes. The Tokyo Stock Exchange Stock Price Index (TOPIX), a broad measure of the Japanese stock market, rose 9.14%. Meanwhile, the MSCI Emerging Markets Free Index, a gauge of emerging-markets equity performance, shrugged off a weak second quarter to gain 2.07% for the overall six-month period.

U.S. Bond Markets

After a slow start, investment-grade bonds surged forward later in the six-month period. In that time, the Lehman Brothers® Aggregate Bond Index - a proxy for taxable-bond performance - returned 3.79%. Mortgage securities were the best performers in the taxable-bond market, returning 4.51% according to the Lehman Brothers Mortgage-Backed Securities Index. Mortgages benefited when a drop in refinancing activity led to lower volatility and more predictable cash flows. Growing demand for higher-yielding, less interest rate sensitive alternatives to Treasuries paced the return of agency bonds, as the Lehman Brothers U.S. Agency Index gained 4.08%. Corporate bonds, however, struggled with bankruptcies and credit downgrades, and the Lehman Brothers Credit Bond Index advanced only 2.63%, compared to a 3.61% return for the Lehman Brothers Treasury Index. The high-yield bond market faced numerous difficulties, culminating in the second quarter, when the Merrill Lynch High Yield Master II Index - a proxy of the overall high-yield bond market - posted its worst quarterly performance ever. The index lost 5.37% for the overall six-month period.

Foreign Bond Markets

For the past several years, a strong U.S. dollar tempered the performance of government bonds elsewhere in the world. But that situation showed signs of reversing during the past six months, as the dollar, after reaching a 15-year high in February on a trade-weighted basis versus foreign currencies, fell slowly but steadily through the remainder of the period. In response, the Salomon Smith Barney® Non-U.S. Dollar World Government Bond Index - a market-value-weighted index designed to represent the performance of 16 world government bond markets, excluding the United States - jumped 11.84% during the past six months. That return was more than three times higher than the Lehman Brothers Government Bond Index, a proxy for U.S. government bond performance, which returned 3.78%. Emerging-markets debt, one of the strongest performing asset classes entering the period, carried that momentum through the first quarter of 2002. However, a flat return in April, followed by a disappointing May and June, ate away much of the emerging markets' six-month gains. Still, the J.P. Morgan Emerging Markets Bond Index Global - which measures the debt performance of more than 30 emerging-markets nations - had a positive return for the period, up 0.91%.

Semiannual Report

Fidelity Variable Insurance Products: Equity-Income Portfolio - Initial Class

Performance

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity ® VIP: Equity-Income - Initial Class	-9.99%	4.79%	12.18%
Russell 3000® Value	-7.75%	6.67%	13.08%
Variable Annuity Equity Income Objective Funds Average	-9.35%	4.96%	10.88%

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Russell 3000® Value Index - a market capitalization-weighted index of value-oriented stocks of U.S. domiciled corporations. To measure how the Initial Class' performance stacked up against its peers, you can compare it to the variable annuity equity income objective funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 47 variable annuities. These benchmarks include reinvested dividends and capital gains, if any. Lipper has created additional comparison categories that group variable annuities according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed under the $10,000 chart on this page.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity ® Variable Insurance Products: Equity-Income Portfolio - Initial Class on June 30, 1992. As the chart shows, by June 30, 2002, the value of the investment would have grown to $31,554 - a 215.54% increase on the initial investment. For comparison, look at how the Russell 3000 Value Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $34,176 - a 241.76% increase.

The variable annuity equity income classification funds average reflects the performance of variable annuities with similar capitalization. As of June 30, 2002, the one year, five year, and 10 year average annual total returns for the variable annuity equity income classification funds average were -9.35%, 4.96%, and 10.88%, respectively.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Variable Insurance Products: Equity-Income Portfolio - Service Class

Performance

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Service Class shares took place on November 3, 1997. Performance for Service Class shares reflects an asset-based service fee (12b-1 fee), and returns prior to November 3, 1997 are those of Initial Class and do not include the effects of Service Class' 12b-1 fee. Had Service Class' 12b-1 fee been reflected, returns prior to November 3, 1997 would have been lower.

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity® VIP: Equity-Income - Service Class	-10.06%	4.69%	12.13%
Russell 3000® Value	-7.75%	6.67%	13.08%
Variable Annuity Equity Income Objective Funds Average	-9.35%	4.96%	10.88%

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Russell 3000® Value Index - a market capitalization-weighted index of value-oriented stocks of U.S. domiciled corporations. To measure how the Service Class' performance stacked up against its peers, you can compare it to the variable annuity equity income objective funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 47 variable annuities. These benchmarks include reinvested dividends and capital gains, if any. Lipper has created additional comparison categories that group variable annuities according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed under the $10,000 chart on this page.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Equity-Income Portfolio - Service Class on June 30, 1992. As the chart shows, by June 30, 2002, the value of the investment would have grown to $31,410 - a 214.10% increase on the initial investment. For comparison, look at how the Russell 3000 Value Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $34,176 - a 241.76% increase.

The variable annuity equity income classification funds average reflects the performance of variable annuities with similar capitalization. As of June 30, 2002, the one year, five year, and 10 year average annual total returns for the variable annuity equity income classification funds average were -9.35%, 4.96%, and 10.88%, respectively.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Variable Insurance Products: Equity-Income Portfolio - Service Class 2

Performance

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Service Class 2 shares took place on January 12, 2000. Performance for Service Class 2 shares reflects an asset-based service fee (12b-1 fee). Returns from November 3, 1997 to January 12, 2000 are those of Service Class which reflect a different 12b-1 fee. Service Class 2 returns prior to November 3, 1997 are those of Initial Class, and do not include the effects of a 12b-1 fee. Had Service Class 2 shares' 12b-1 fee been reflected, returns prior to January 12, 2000 would have been lower.

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity® VIP: Equity-Income - Service Class 2	-10.22%	4.61%	12.08%
Russell 3000® Value	-7.75%	6.67%	13.08%
Variable Annuity Equity Income Objective Funds Average	-9.35%	4.96%	10.88%

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Russell 3000® Value Index - a market capitalization-weighted index of value-oriented stocks of U.S. domiciled corporations. To measure how the Service Class 2's performance stacked up against its peers, you can compare it to the variable annuity equity income objective funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 47 variable annuities. These benchmarks include reinvested dividends and capital gains, if any. Lipper has created additional comparison categories that group variable annuities according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed under the $10,000 chart on this page.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Equity-Income Portfolio - Service Class 2 on June 30, 1992. As the chart shows, by June 30, 2002, the value of the investment would have grown to $31,293 - a 212.93% increase on the initial investment. For comparison, look at how the Russell 3000 Value Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $34,176 - a 241.76% increase.

The variable annuity equity income classification funds average reflects the performance of variable annuities with similar capitalization. As of June 30, 2002, the one year, five year, and 10 year average annual total returns for the variable annuity equity income classification funds average were -9.35%, 4.96%, and 10.88%, respectively.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Variable Insurance Products: Equity-Income Portfolio

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Steve Petersen, Portfolio Manager of Fidelity Equity-Income Portfolio

Q. How did the fund perform, Steve?

A. For the six-month period ending June 30, 2002, the fund underperformed the Russell 3000 Value Index and beat the Lipper Inc. variable annuity equity income funds average, which fell 3.90% and 6.61%, respectively. For the 12-month period ending June 30, 2002, the fund underperformed the Russell index and the Lipper average, which declined 7.75% and 9.35%, respectively. The fund's focus on large-cap stocks hurt its performance relative to the Russell index during the six-month period. In addition to large-caps, the index also incorporates small- and mid-cap stocks, which held up comparatively well. Though some competitors held a component of fixed-income securities - which generally performed better than equities - the fund held its own compared to the Lipper average.

Q. What was your strategy in this difficult investing environment?

A. I kept the fund's sector weightings pretty steady during the period, emphasizing stocks of companies that were attractively valued and paid dividends. I looked to energy stocks - particularly energy services companies - with attractive valuations in an improving environment of rising demand. I also focused on financial stocks, which continued to represent the largest sector weighting in the portfolio and delivered generally modest positive performance, benefiting from low interest rates. I also was able to find attractively priced industrial companies. On the down side, the fund held a number of large companies that were negatively affected by the fallout from the Enron scandal. Also, the fund's pharmaceutical holdings were hurt by investors' concerns that the industry's future growth could be slower than in the past.

Q. Which of your stock selections contributed to performance?

A. Good performers included oil and gas companies Exxon Mobil and TotalFinaElf, the latter of which had a number of development projects that led to increased and faster production, boosting its stock price. Along with good volume growth, Exxon's stock performance benefited from its standing as one of the largest firms in its industry, and investors saw it as a defensive play. Financial holdings Bank of America and Wells Fargo were helped by an improved environment for banks, due to better-than-expected credit trends. Bank of America, one of the fund's larger holdings, successfully cut costs and streamlined operations following its merger with NationsBank, and avoided the riskier lending practices that came back to haunt competitors when the economy slowed. Defense company Lockheed Martin went through an internal restructuring last year, leading to better-than-expected earnings and strong stock performance.

Q. Which stocks hurt the fund's performance ?

A. Citigroup, which engages in extensive global banking activity, was hurt by the economic troubles in Argentina and by investor concerns about the economic slippage in other South American countries. Tyco International has always been aggressive in its accounting practices and was affected by the fallout from the Enron scandal. The company also has been actively making acquisitions in the electronic components industry over the past several years, and the technology bust really hurt, reducing expectations for future performance. General Electric suffered from the accounting issues facing other large companies and was tainted with the same broad brush. Also, its business slipped relative to expectations and its stock had a very high valuation, so I sold off a portion of the fund's position. Bristol-Myers Squibb had a formal affiliation with ImClone Systems, which caused a small degree of damage to its stock after a key product in development by ImClone ran into regulatory problems. However, the real issue that hurt Bristol-Myers Squibb was its lack of success - along with the rest of its industry - in securing new drug approvals by the Food and Drug Administration.

Q. What's your outlook, Steve?

A. The underlying fundamentals for the economy appear to be in good shape. Growth in first quarter gross domestic product was phenomenal, we've seen continued resiliency in consumer spending, many companies have experienced positive business trends and increased demand for products and services, and a number of companies - especially in basic industries - have pre-announced an upside surprise in earnings. I think it's becoming increasingly apparent that business conditions are, if not actually improving, at least holding steady. Interest rates remain low and the government continues to take steps to actively stimulate the economy. The shadow hanging over us now is the crisis in confidence about corporate governance. Now that it's such a public issue, hopefully it can be resolved in the near future. I am optimistic about finding good opportunities in this type of investing climate.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based upon market or other conditions. For more information, see page <Click Here>.

Fund Facts

Goal: seeks reasonable income while achieving a yield that exceeds the composite dividend yield of the S&P 500®; also considers the potential for capital appreciation

Start date: October 9, 1986

Size: as of June 30, 2002, more than $9.7 billion

Manager: Stephen Petersen, since 1997; joined Fidelity in 1980

3

Semiannual Report

Fidelity Variable Insurance Products: Equity-Income Portfolio

Investment Summary

Top Five Stocks as of June 30, 2002
% of fund's net assets
Exxon Mobil Corp.	3.7
Fannie Mae	3.3
Citigroup, Inc.	3.0
TotalFinaElf SA	2.5
SBC Communications, Inc.	1.8
14.3
Top Five Market Sectors as of June 30, 2002
% of fund's net assets
Financials	29.2
Energy	13.6
Consumer Discretionary	12.4
Industrials	12.1
Consumer Staples	6.6
Asset Allocation as of June 30, 2002
% of fund's net assets*
Stocks	97.8%
Bonds	1.7%
Short-Term Investments and Net Other Assets	0.5%

* Foreign investments	8.9%

Semiannual Report

Fidelity Variable Insurance Products: Equity-Income Portfolio

Investments June 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.7%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 11.5%
Auto Components - 0.4%
Johnson Controls, Inc.	275,700	$ 22,499,877
TRW, Inc.	315,800	17,994,284
		40,494,161
Automobiles - 0.6%
Ford Motor Co.	695,200	11,123,200
General Motors Corp.	836,900	44,732,305
		55,855,505
Hotels, Restaurants & Leisure - 2.1%
Hilton Hotels Corp.	489,900	6,809,610
Mandalay Resort Group (a)	804,300	22,174,551
McDonald's Corp.	2,673,500	76,061,075
MGM Mirage, Inc. (a)	1,722,870	58,146,863
Park Place Entertainment Corp. (a)	2,106,800	21,594,700
Six Flags, Inc. (a)	1,364,556	19,717,834
		204,504,633
Household Durables - 1.3%
Black & Decker Corp.	595,500	28,703,100
Maytag Corp.	907,120	38,688,668
Newell Rubbermaid, Inc.	415,400	14,563,924
Snap-On, Inc.	801,000	23,781,690
Whirlpool Corp.	270,900	17,706,024
		123,443,406
Leisure Equipment & Products - 0.1%
Eastman Kodak Co.	396,800	11,574,656
Media - 3.9%
AOL Time Warner, Inc. (a)	2,265,500	33,325,505
Clear Channel Communications, Inc. (a)	1,314,200	42,080,684
Fox Entertainment Group, Inc. Class A (a)	1,251,600	27,222,300
Gannett Co., Inc.	158,100	11,999,790
Liberty Media Corp. Class A (a)	1,807,100	18,071,000
News Corp. Ltd.:
ADR	234,034	5,366,400
sponsored ADR	303,867	6,001,373
Reader's Digest Association, Inc. Class A (non-vtg.)	1,357,303	25,422,285
Tribune Co.	991,100	43,112,850
Viacom, Inc. Class B (non-vtg.) (a)	3,261,318	144,704,680
Walt Disney Co.	1,112,600	21,028,140
		378,335,007
Multiline Retail - 1.2%
Big Lots, Inc. (a)	787,756	15,503,043
Federated Department Stores, Inc. (a)	953,000	37,834,100
JCPenney Co., Inc.	960,800	21,156,816
Target Corp.	1,166,100	44,428,410
		118,922,369
Specialty Retail - 1.8%
Gap, Inc.	2,998,400	42,577,280
Limited Brands, Inc.	2,698,200	57,471,660
Office Depot, Inc. (a)	244,400	4,105,920

	Shares	Value (Note 1)
RadioShack Corp.	575,400	$ 17,296,524
Staples, Inc. (a)	2,973,362	58,575,231
		180,026,615
Textiles Apparel & Luxury Goods - 0.1%
Jones Apparel Group, Inc. (a)	233,000	8,737,500
TOTAL CONSUMER DISCRETIONARY		1,121,893,852
CONSUMER STAPLES - 6.5%
Beverages - 0.5%
The Coca-Cola Co.	781,600	43,769,600
Food & Drug Retailing - 0.9%
Albertson's, Inc.	1,378,200	41,979,972
CVS Corp.	1,510,200	46,212,120
		88,192,092
Food Products - 0.6%
Dean Foods Co. (a)	208,000	7,758,400
Fresh Del Monte Produce Inc.	184,400	4,610,000
Kellogg Co.	553,300	19,841,338
Kraft Foods, Inc. Class A	624,400	25,569,180
Tyson Foods, Inc. Class A	117,000	1,814,670
		59,593,588
Household Products - 1.5%
Colgate-Palmolive Co.	567,400	28,398,370
Kimberly-Clark Corp.	1,192,800	73,953,600
Procter & Gamble Co.	514,100	45,909,130
		148,261,100
Personal Products - 1.7%
Avon Products, Inc.	654,000	34,164,960
Gillette Co.	3,872,320	131,155,478
		165,320,438
Tobacco - 1.3%
Loews Corp. - Carolina Group	192,400	5,204,420
Philip Morris Companies, Inc.	2,794,900	122,081,232
		127,285,652
TOTAL CONSUMER STAPLES		632,422,470
ENERGY - 13.6%
Energy Equipment & Services - 2.0%
Baker Hughes, Inc.	1,658,000	55,194,820
BJ Services Co. (a)	278,200	9,425,416
Noble Corp. (a)	277,400	10,707,640
Schlumberger Ltd. (NY Shares)	2,702,400	125,661,600
		200,989,476
Oil & Gas - 11.6%
Anadarko Petroleum Corp.	183,900	9,066,270
BP PLC sponsored ADR	3,128,242	157,944,939
Burlington Resources, Inc.	512,900	19,490,200
ChevronTexaco Corp.	976,471	86,417,684
Conoco, Inc.	3,142,815	87,370,257
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
Devon Energy Corp.	293,965	$ 14,486,578
Exxon Mobil Corp.	8,805,436	360,318,438
Marathon Oil Corp.	534,600	14,498,352
Royal Dutch Petroleum Co. (NY Shares)	1,934,900	106,941,923
Sunoco, Inc.	536,600	19,119,058
TotalFinaElf SA:
Series B	448,000	72,486,399
sponsored ADR	2,183,396	176,636,736
Valero Energy Corp.	163,800	6,129,396
		1,130,906,230
TOTAL ENERGY		1,331,895,706
FINANCIALS - 28.3%
Banks - 9.8%
Bank of America Corp.	2,415,590	169,960,912
Bank of New York Co., Inc.	2,977,000	100,473,750
Bank One Corp.	2,440,438	93,908,054
Comerica, Inc.	1,208,800	74,220,320
FleetBoston Financial Corp.	1,924,100	62,244,635
Huntington Bancshares, Inc.	323,000	6,272,660
Mellon Financial Corp.	1,892,600	59,484,418
PNC Financial Services Group, Inc.	628,300	32,847,524
State Bank of India	56,000	275,645
U.S. Bancorp, Delaware	4,207,038	98,234,337
Wachovia Corp.	2,146,975	81,971,506
Wells Fargo & Co.	3,483,800	174,399,028
		954,292,789
Diversified Financials - 13.2%
American Express Co.	3,186,496	115,733,535
Charles Schwab Corp.	3,409,800	38,189,760
Citigroup, Inc.	7,517,820	291,315,512
Fannie Mae	4,374,400	322,612,000
Freddie Mac	747,100	45,722,520
Household International, Inc.	2,289,547	113,790,486
J.P. Morgan Chase & Co.	4,224,850	143,306,912
Lehman Brothers Holdings, Inc.	477,000	29,822,040
Merrill Lynch & Co., Inc.	1,636,900	66,294,450
Morgan Stanley	1,841,600	79,336,128
Nomura Holdings, Inc.	2,012,000	29,611,741
Washington Mutual Capital Trust unit (f)	339,000	17,776,313
		1,293,511,397
Insurance - 4.5%
ACE Ltd.	1,127,700	35,635,320
AFLAC, Inc.	764,300	24,457,600
Allstate Corp.	1,480,900	54,763,682
American International Group, Inc.	2,542,850	173,498,656

	Shares	Value (Note 1)
Hartford Financial Services Group, Inc.	1,440,000	$ 85,636,800
Marsh & McLennan Companies, Inc.	294,400	28,439,040
Prudential Financial, Inc.	304,200	10,148,112
Travelers Property Casualty Corp. Class A	1,815,000	32,125,500
		444,704,710
Real Estate - 0.8%
Crescent Real Estate Equities Co.	673,100	12,586,970
Equity Office Properties Trust	317,100	9,544,710
Equity Residential Properties Trust (SBI)	1,299,000	37,346,250
Public Storage, Inc.	609,700	22,619,870
		82,097,800
TOTAL FINANCIALS		2,774,606,696
HEALTH CARE - 5.2%
Health Care Equipment & Supplies - 0.2%
Becton, Dickinson & Co.	680,800	23,453,560
Health Care Providers & Services - 0.5%
IMS Health, Inc.	1,712,900	30,746,555
McKesson Corp.	673,300	22,016,910
		52,763,465
Pharmaceuticals - 4.5%
Abbott Laboratories	738,200	27,793,230
Bristol-Myers Squibb Co.	3,750,600	96,390,420
Eli Lilly & Co.	545,100	30,743,640
Johnson & Johnson	381,800	19,952,868
Merck & Co., Inc.	2,285,100	115,717,464
Pfizer, Inc.	1,003,700	35,129,500
Schering-Plough Corp.	2,046,030	50,332,338
Wyeth	1,169,400	59,873,280
		435,932,740
TOTAL HEALTH CARE		512,149,765
INDUSTRIALS - 11.7%
Aerospace & Defense - 2.8%
Boeing Co.	1,051,800	47,331,000
Honeywell International, Inc.	2,282,825	80,423,925
Lockheed Martin Corp.	679,300	47,211,350
Northrop Grumman Corp.	191,500	23,937,500
United Technologies Corp.	1,082,500	73,501,750
		272,405,525
Airlines - 0.3%
AMR Corp. (a)	1,498,000	25,256,280
Building Products - 0.7%
Masco Corp.	2,346,800	63,621,748
Commercial Services & Supplies - 0.9%
Avery Dennison Corp.	508,400	31,902,100
Ceridian Corp. (a)	454,000	8,616,920
New England Business Service, Inc.	207,200	5,209,008
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Republic Services, Inc. (a)	1,330,200	$ 25,366,914
Viad Corp.	775,800	20,170,800
		91,265,742
Electrical Equipment - 0.4%
Rockwell Automation, Inc.	1,863,700	37,236,726
Industrial Conglomerates - 2.5%
3M Co.	227,900	28,031,700
General Electric Co.	4,254,540	123,594,387
Hutchison Whampoa Ltd.	622,000	4,645,094
Textron, Inc.	857,500	40,216,750
Tyco International Ltd.	3,881,446	52,438,335
		248,926,266
Machinery - 2.7%
Caterpillar, Inc.	1,120,200	54,833,790
Deere & Co.	799,750	38,308,025
Eaton Corp.	428,300	31,158,825
Illinois Tool Works, Inc.	351,400	24,000,620
Ingersoll-Rand Co. Ltd. Class A	1,074,144	49,045,415
Kennametal, Inc.	168,490	6,166,734
Milacron, Inc.	138,530	1,406,080
Navistar International Corp.	387,600	12,403,200
Parker Hannifin Corp.	1,047,700	50,069,583
		267,392,272
Road & Rail - 1.4%
Burlington Northern Santa Fe Corp.	2,818,600	84,558,000
Union Pacific Corp.	883,600	55,914,208
		140,472,208
TOTAL INDUSTRIALS		1,146,576,767
INFORMATION TECHNOLOGY - 5.3%
Communications Equipment - 0.4%
Lucent Technologies, Inc.	785,600	1,304,096
Motorola, Inc.	2,536,200	36,572,004
		37,876,100
Computers & Peripherals - 1.8%
Dell Computer Corp. (a)	1,843,500	48,189,090
Hewlett-Packard Co.	3,817,211	58,326,984
International Business Machines Corp.	793,700	57,146,400
NCR Corp. (a)	125,900	4,356,140
Sun Microsystems, Inc. (a)	1,159,000	5,806,590
		173,825,204
Electronic Equipment & Instruments - 1.2%
Arrow Electronics, Inc. (a)	799,100	16,581,325
Avnet, Inc.	1,317,330	28,968,087

	Shares	Value (Note 1)
PerkinElmer, Inc.	2,121,300	$ 23,440,365
Tektronix, Inc. (a)	1,421,700	26,600,007
Thermo Electron Corp.	1,539,600	25,403,400
		120,993,184
IT Consulting & Services - 0.4%
Computer Sciences Corp. (a)	215,100	10,281,780
Electronic Data Systems Corp.	416,800	15,484,120
Unisys Corp. (a)	925,317	8,327,853
		34,093,753
Semiconductor Equipment & Products - 0.7%
Agere Systems, Inc. Class B (a)	1	2
Intel Corp.	2,298,200	41,988,114
Micron Technology, Inc. (a)	869,600	17,583,312
National Semiconductor Corp. (a)	440,975	12,863,241
		72,434,669
Software - 0.8%
Compuware Corp. (a)	1,300,882	7,896,354
Microsoft Corp. (a)	1,219,700	66,717,590
		74,613,944
TOTAL INFORMATION TECHNOLOGY		513,836,854
MATERIALS - 5.8%
Chemicals - 2.6%
Arch Chemicals, Inc.	352,800	8,714,160
Crompton Corp.	500,551	6,382,025
Dow Chemical Co.	1,112,300	38,240,874
E.I. du Pont de Nemours & Co.	969,849	43,061,296
Hercules Trust II unit	15,700	8,713,500
Hercules, Inc. (a)	649,700	7,536,520
LG Chemical Ltd.	152,000	5,496,258
Lyondell Chemical Co.	1,104,900	16,683,990
Millennium Chemicals, Inc.	853,650	11,993,783
Olin Corp.	13,900	307,885
PolyOne Corp.	1,076,100	12,106,125
PPG Industries, Inc.	161,500	9,996,850
Praxair, Inc.	1,203,612	68,569,776
Solutia, Inc.	2,067,100	14,511,042
		252,314,084
Containers & Packaging - 0.2%
Owens-Illinois, Inc. (a)	323,700	4,447,638
Smurfit-Stone Container Corp. (a)	1,242,900	19,165,518
		23,613,156
Metals & Mining - 2.3%
Alcan, Inc.	967,200	36,805,012
Alcoa, Inc.	1,890,516	62,670,605
Dofasco, Inc.	926,300	18,797,237
Newmont Mining Corp. Holding Co.	446,300	11,751,079
Nucor Corp.	352,800	22,946,112
Pechiney SA Series A	540,311	24,766,978
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Metals & Mining - continued
Phelps Dodge Corp.	1,055,800	$ 43,498,960
Xstrata PLC (a)	432,700	5,630,754
		226,866,737
Paper & Forest Products - 0.7%
Georgia-Pacific Group	1,657,600	40,743,808
Weyerhaeuser Co.	381,500	24,358,775
		65,102,583
TOTAL MATERIALS		567,896,560
TELECOMMUNICATION SERVICES - 5.3%
Diversified Telecommunication Services - 5.3%
AT&T Corp.	5,055,621	54,095,145
BellSouth Corp.	5,331,799	167,951,669
Qwest Communications International, Inc.	1,504,960	4,213,888
SBC Communications, Inc.	5,735,993	174,947,787
Verizon Communications, Inc.	3,022,202	121,341,410
		522,549,899
UTILITIES - 2.5%
Electric Utilities - 2.2%
American Electric Power Co., Inc.	145,200	5,810,904
Cinergy Corp.	286,600	10,314,734
Dominion Resources, Inc.	408,200	27,022,840
DPL, Inc.	1,010,054	26,715,928
Entergy Corp.	1,943,800	82,494,872
FirstEnergy Corp.	857,700	28,630,026
Northeast Utilities	1,648,400	31,006,404
		211,995,708
Gas Utilities - 0.1%
Kinder Morgan Management LLC (a)	172,075	5,248,299
Multi-Utilities & Unregulated Power - 0.2%
SCANA Corp.	788,500	24,340,995
TOTAL UTILITIES		241,585,002
TOTAL COMMON STOCKS (Cost $8,260,675,201)		9,365,413,571
Preferred Stocks - 2.1%

Convertible Preferred Stocks - 2.1%
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.1%
General Motors Corp. Series B, $1.313	412,200	10,774,908
Hotels, Restaurants & Leisure - 0.1%
Six Flags, Inc. $1.8125 PIERS	388,400	9,030,300

	Shares	Value (Note 1)
Media - 0.1%
Cox Communications, Inc. $6.858 PRIZES	154,200	$ 3,828,786
MediaOne Group, Inc. (Vodafone Group PLC) $3.04 PIES	213,000	3,173,700
		7,002,486
TOTAL CONSUMER DISCRETIONARY		26,807,694
FINANCIALS - 0.6%
Diversified Financials - 0.4%
Equity Securities Trust I (Cablevision Systems Corp. - NY Group Class A) $2.3432	193,300	2,841,510
Ford Motor Co. Capital Trust II $3.25	461,500	25,967,682
Lucent Technologies Capital Trust I $77.50 (f)	11,600	5,483,633
		34,292,825
Insurance - 0.2%
ACE Ltd. $4.125 PRIDES	225,800	14,810,222
Prudential Financial, Inc. $3.375	65,500	3,762,451
Travelers Property Casualty Corp. $1.125	240,200	5,699,225
		24,271,898
TOTAL FINANCIALS		58,564,723
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Raytheon Co. $4.13	177,700	11,772,625
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.2%
Lucent Technologies, Inc. $80.00 (f)	5,660	2,727,662
Motorola, Inc. $3.50	441,100	19,972,126
		22,699,788
IT Consulting & Services - 0.2%
Electronic Data Systems Corp. $3.81 PRIDES	475,600	17,692,320
TOTAL INFORMATION TECHNOLOGY		40,392,108
MATERIALS - 0.1%
Paper & Forest Products - 0.1%
Georgia-Pacific Group $3.75 PEPS	314,100	8,323,650
UTILITIES - 0.6%
Electric Utilities - 0.4%
Cinergy Corp. $4.75 PRIDES	159,300	9,311,085
FPL Group, Inc. $4.00	84,500	4,444,700
TXU Corp.:
$0.8125 PRIDES	398,400	10,724,928
$4.375	226,400	12,270,880
		36,751,593
Preferred Stocks - continued
	Shares	Value (Note 1)
Convertible Preferred Stocks - continued
UTILITIES - continued
Gas Utilities - 0.2%
El Paso Corp. $4.50	133,400	$ 6,843,420
NiSource, Inc. $3.875 PIES	299,300	12,626,719
Sempra Energy $2.125	292,100	6,753,644
		26,223,783
TOTAL UTILITIES		62,975,376
TOTAL CONVERTIBLE PREFERRED STOCKS		208,836,176
Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
CSC Holdings, Inc. Series M, $11.125	9,578	612,992
TOTAL PREFERRED STOCKS (Cost $241,117,629)		209,449,168
Corporate Bonds - 1.7%
Ratings (unaudited) (b)		Principal Amount
Convertible Bonds - 1.3%
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.1%
Royal Caribbean Cruises Ltd. liquid yield option note 0% 2/2/21	Ba2	$ 15,369,000	5,546,672
Media - 0.3%
Cox Communications, Inc. 0.4259% 4/19/20	Baa3	26,600,000	10,911,320
Liberty Media Corp.3.5% 1/15/31 (f)	Baa3	11,400,000	8,393,250
News America, Inc. liquid yield option note 0% 2/28/21 (f)	Baa3	22,670,000	10,838,527
			30,143,097
Multiline Retail - 0.0%
JCPenney Co., Inc. 5% 10/15/08 (f)	B1	5,080,000	5,045,075
Specialty Retail - 0.1%
Gap, Inc. 5.75% 3/15/09 (f)	Ba3	5,700,000	6,542,118
TOTAL CONSUMER DISCRETIONARY			47,276,962

Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
FINANCIALS - 0.2%
Diversified Financials - 0.2%
Elan Finance Corp. Ltd. liquid yield option note 0% 12/14/18	Ba3	$ 23,110,000	$ 10,783,126
JMH Finance Ltd. 4.75% 9/6/07 (f)	-	3,680,000	3,588,000
Navistar Financial Corp. 4.75% 4/1/09 (f)	Ba2	2,760,000	2,456,566
			16,827,692
Insurance - 0.0%
Loews Corp. 3.125% 9/15/07	A3	5,340,000	4,669,937
TOTAL FINANCIALS			21,497,629
INDUSTRIALS - 0.3%
Machinery - 0.3%
SPX Corp.:
liquid yield option note 0% 2/6/21 (f)	Ba3	19,570,000	13,041,448
0% 2/6/21	Ba3	4,620,000	3,078,768
Tyco International Group SA 0% 2/12/21	Ba2	13,860,000	9,511,425
			25,631,641
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.1%
Corning, Inc. 3.5% 11/1/08	Baa3	13,700,000	9,235,170
Computers & Peripherals - 0.0%
Quantum Corp. 7% 8/1/04	B2	7,730,000	7,188,900
Electronic Equipment & Instruments - 0.1%
Agilent Technologies, Inc. 3% 12/1/21	Baa2	6,670,000	6,780,522
Celestica, Inc. liquid yield option note 0% 8/1/20	Ba2	620,000	262,632
Sanmina-SCI Corp. 0% 9/12/20	Ba2	960,000	345,600
			7,388,754
TOTAL INFORMATION TECHNOLOGY			23,812,824
MATERIALS - 0.1%
Metals & Mining - 0.1%
Freeport-McMoRan Copper & Gold, Inc. 8.25% 1/31/06 (f)	B-	6,790,000	10,311,294
TOTAL CONVERTIBLE BONDS			128,530,350
Corporate Bonds - continued
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - 0.4%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.0%
Domino's, Inc. 10.375% 1/15/09	B2	$ 670,000	$ 720,250
Extended Stay America, Inc. 9.875% 6/15/11	B2	640,000	662,400
Park Place Entertainment Corp. 8.125% 5/15/11	Ba2	715,000	707,850
Penn National Gaming, Inc. 11.125% 3/1/08	B3	630,000	669,375
Wheeling Island Gaming, Inc. 10.125% 12/15/09	B3	670,000	690,100
			3,449,975
Household Durables - 0.0%
Champion Enterprises, Inc. 11.25% 4/15/07 (f)	B2	420,000	352,800
D.R. Horton, Inc.:
8% 2/1/09	Ba1	310,000	305,350
10.5% 4/1/05	Ba1	425,000	450,500
			1,108,650
Media - 0.1%
CanWest Media, Inc. 10.625% 5/15/11	B2	785,000	785,000
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 5/15/11 (e)	B2	310,000	111,600
10% 5/15/11	B2	805,000	539,350
Corus Entertainment, Inc. 8.75% 3/1/12	B1	790,000	801,850
LBI Media, Inc. 10.125% 7/15/12 (h)	B3	925,000	925,000
Nextmedia Operating, Inc. 10.75% 7/1/11	B3	720,000	730,800
Olympus Communications LP/Olympus Capital Corp. 10.625% 11/15/06 (d)	Caa1	670,000	509,200
Penton Media, Inc. 11.875% 10/1/07 (f)	B3	445,000	382,700
Radio One, Inc. 8.875% 7/1/11	B3	870,000	870,000
Telewest PLC yankee 11% 10/1/07	Caa3	735,000	297,675
			5,953,175

Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Specialty Retail - 0.0%
AutoNation, Inc. 9% 8/1/08	Ba2	$ 600,000	$ 618,000
United Auto Group, Inc. 9.625% 3/15/12 (f)	B3	525,000	530,250
			1,148,250
TOTAL CONSUMER DISCRETIONARY			11,660,050
CONSUMER STAPLES - 0.1%
Beverages - 0.0%
Canandaigua Brands, Inc. 8.5% 3/1/09	Ba3	640,000	660,800
Food & Drug Retailing - 0.0%
Rite Aid Corp. 12.5% 9/15/06	B-	775,000	720,750
Food Products - 0.0%
Corn Products International, Inc. 8.25% 7/15/07	Ba1	615,000	608,801
Dean Foods Co. 8.15% 8/1/07	B1	470,000	481,750
			1,090,551
Household Products - 0.1%
Pennzoil-Quaker State Co.:
6.75% 4/1/09	Ba2	720,000	738,000
10% 11/1/08	Ba3	490,000	565,950
			1,303,950
TOTAL CONSUMER STAPLES			3,776,051
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Pride Petroleum Services, Inc. 9.375% 5/1/07	Ba2	620,000	644,800
Oil & Gas - 0.0%
Chesapeake Energy Corp. 8.125% 4/1/11	B1	700,000	691,250
Vintage Petroleum, Inc. 8.25% 5/1/12 (f)	Ba3	535,000	526,975
			1,218,225
TOTAL ENERGY			1,863,025
FINANCIALS - 0.1%
Diversified Financials - 0.1%
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	Ba3	650,000	650,000
Delta Air Lines, Inc. pass thru trust certificate 7.779% 1/2/12	Baa2	670,000	677,102
Corporate Bonds - continued
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financials - continued
Hollinger Participation Trust 12.125% 11/15/10 pay-in-kind (f)	B3	$ 724,044	$ 658,880
Stone Container Finance Co. yankee 11.5% 8/15/06 (f)	B2	630,000	674,100
U.S. West Capital Funding, Inc. 6.875% 7/15/28	Ba2	620,000	310,000
			2,970,082
Real Estate - 0.0%
Meditrust Corp. 7.82% 9/10/26	Ba3	735,000	731,325
TOTAL FINANCIALS			3,701,407
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Alderwoods Group, Inc. 11% 1/2/07	-	620,000	623,100
Hanger Orthopedic Group, Inc. 10.375% 2/15/09	B2	910,000	946,400
PacifiCare Health Systems, Inc. 10.75% 6/1/09 (f)	B3	620,000	626,200
Service Corp. International (SCI) 6.5% 3/15/08	B1	720,000	640,800
			2,836,500
Pharmaceuticals - 0.0%
aaiPharma, Inc. 11% 4/1/10 (f)	Caa1	40,000	37,200
TOTAL HEALTH CARE			2,873,700
INDUSTRIALS - 0.0%
Machinery - 0.0%
Joy Global, Inc. 8.75% 3/15/12	B2	610,000	622,200
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Instruments - 0.0%
ChipPAC International Ltd. 12.75% 8/1/09	B3	840,000	865,200
MATERIALS - 0.1%
Chemicals - 0.1%
Foamex LP/Foamex Capital Corp. 10.75% 4/1/09 (f)	B3	460,000	469,200
IMC Global, Inc. 10.875% 6/1/08	Ba1	735,000	793,800
Lyondell Chemical Co. 9.875% 5/1/07	Ba3	775,000	740,125
			2,003,125

Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Containers & Packaging - 0.0%
Owens-Brockway Glass Container, Inc. 8.875% 2/15/09 (f)	B2	$ 600,000	$ 603,000
Owens-Illinois, Inc.:
7.15% 5/15/05	B3	280,000	267,400
7.8% 5/15/18	B3	160,000	137,600
Riverwood International Corp.:
10.625% 8/1/07	B3	720,000	748,800
10.625% 8/1/07	B3	110,000	115,500
			1,872,300
Metals & Mining - 0.0%
Phelps Dodge Corp. 8.75% 6/1/11	Baa3	990,000	1,014,750
Paper & Forest Products - 0.0%
Georgia-Pacific Group:
7.5% 5/15/06	Ba1	465,000	453,375
8.125% 5/15/11	Ba1	215,000	206,400
			659,775
TOTAL MATERIALS			5,549,950
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
NTL Communications Corp. 11.5% 10/1/08 (d)	Ca	990,000	297,000
Qwest Corp. 8.875% 3/15/12 (f)	Baa3	635,000	565,150
WorldCom, Inc.:
7.5% 5/15/11 (d)	Ca	710,000	117,150
7.875% 5/15/03 (d)	Ca	310,000	51,150
8.25% 5/15/31 (d)	Ca	555,000	91,575
			1,122,025
Wireless Telecommunication Services - 0.0%
American Tower Corp. 9.375% 2/1/09	Caa1	575,000	322,000
Crown Castle International Corp. 10.75% 8/1/11	B3	310,000	199,950
Echostar Broadband Corp. 10.375% 10/1/07	B1	950,000	912,000
Nextel Communications, Inc. 0% 10/31/07 (e)	B3	625,000	325,000
			1,758,950
TOTAL TELECOMMUNICATION SERVICES			2,880,975
UTILITIES - 0.0%
Electric Utilities - 0.0%
CMS Energy Corp. 8.5% 4/15/11	B3	795,000	556,500
Corporate Bonds - continued
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Pacific Gas & Electric Co.:
6.25% 8/1/03	B3	$ 915,000	$ 896,700
6.25% 3/1/04	B3	375,000	360,000
			1,813,200
Multi-Utilities & Unregulated Power - 0.0%
Western Resources, Inc. 7.875% 5/1/07 (f)	Ba1	720,000	714,600
TOTAL UTILITIES			2,527,800
TOTAL NONCONVERTIBLE BONDS			36,320,358
TOTAL CORPORATE BONDS (Cost $172,637,516)			164,850,708
Floating Rate Loans - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Wyndham International, Inc. term loan 6.625% 6/30/06 (g)	-	600,000	528,000
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Suiza Foods Corp. Tranche B term loan 4.11% 7/15/08 (g)	Ba2	897,750	899,994
FINANCIALS - 0.0%
Diversified Financials - 0.0%
American Tower LP Tranche B term loan 4.97% 12/31/07 (g)	B2	750,000	652,500
Nextel Finance Co. Tranche D term loan 4.9375% 3/31/09 (g)	-	1,200,000	912,000
			1,564,500
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Allied Waste North America, Inc.:
Tranche B term loan 4.6723% 7/21/06 (g)	Ba3	775,751	773,812
Tranche C term loan 4.9311% 7/21/07 (g)	Ba3	930,939	928,611
			1,702,423
TOTAL FLOATING RATE LOANS (Cost $4,881,865)			4,694,917
Money Market Funds - 0.3%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.89% (c)	11,177,697	$ 11,177,697
Fidelity Securities Lending Cash Central Fund, 1.93% (c)	14,456,625	14,456,625
TOTAL MONEY MARKET FUNDS (Cost $25,634,322)		25,634,322
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $8,704,946,533)		9,770,042,686
NET OTHER ASSETS - 0.2%		17,114,402
NET ASSETS - 100%	$ 9,787,157,088
Security Type Abbreviations
PEPS	-	Participating Equity Preferred Shares/Premium Exchangeable Participating Shares
PIERS	-	Preferred Income Equity Redeemable Security
PIES	-	Premium Income Equity Securities
PRIDES	-	Preferred Redeemable Increased Dividend Equity Securities
PRIZES	-	Participating Redeemable Indexed Zero-Premium Exchangeable Securities
Legend
(a) Non-income producing
(b) For certain securities not individually rated by a nationally recognized rating agency, the ratings listed have been assigned by Fidelity.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(e) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $92,344,941 or 0.9% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $1,510,670,983 and $1,164,291,825, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $73,214 for the period.
The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $4,694,917 or 0.0% of net assets.
Income Tax Information

At June 30, 2002, the aggregate cost of investment securities for income tax purposes was $8,708,665,740. Net unrealized appreciation aggregated $1,061,376,946, of which $2,106,653,985 related to appreciated investment securities and $1,045,277,039 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Equity-Income Portfolio

Fidelity Variable Insurance Products: Equity-Income Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2002 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $14,675,661) (cost $8,704,946,533) - See accompanying schedule		$ 9,770,042,686
Cash		11,958
Foreign currency held at value (cost $200)		198
Receivable for investments sold		35,601,999
Receivable for fund shares sold		7,070,358
Dividends receivable		17,750,704
Interest receivable		2,244,685
Other receivables		40,168
Total assets		9,832,762,756
Liabilities
Payable for investments purchased Regular delivery	$ 16,907,067
Delayed delivery	925,000
Payable for fund shares redeemed	8,443,334
Accrued management fee	4,010,800
Distribution fees payable	145,352
Other payables and accrued expenses	717,490
Collateral on securities loaned, at value	14,456,625
Total liabilities		45,605,668
Net Assets		$ 9,787,157,088
Net Assets consist of:
Paid in capital		$ 8,595,892,693
Undistributed net investment income		77,542,291
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		48,620,125
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,065,101,979
Net Assets		$ 9,787,157,088
Initial Class: Net Asset Value, offering price and redemption price per share ($8,569,016,215 ÷ 417,582,197 shares)		$ 20.52
Service Class: Net Asset Value, offering price and redemption price per share ($880,092,883 ÷ 43,014,605 shares)		$ 20.46
Service Class 2: Net Asset Value, offering price and redemption price per share ($337,918,532 ÷ 16,592,882 shares)		$ 20.37
Service Class 2R: Net Asset Value, offering price and redemption price per share ($129,458 ÷ 6,357 shares)		$ 20.36

Statement of Operations

	Six months ended June 30, 2002 (Unaudited)
Investment Income
Dividends		$ 102,407,753
Interest		6,491,288
Security lending		190,960
Total income		109,090,001
Expenses
Management fee	$ 24,908,492
Transfer agent fees	3,507,697
Distribution fees	813,830
Accounting and security lending fees	448,784
Non-interested trustees' compensation	31,575
Custodian fees and expenses	87,648
Registration fees	10,324
Audit	35,207
Legal	37,082
Miscellaneous	198,845
Total expenses before reductions	30,079,484
Expense reductions	(554,066)	29,525,418
Net investment income (loss)		79,564,583
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	51,545,698
Foreign currency transactions	65,385
Total net realized gain (loss)		51,611,083
Change in net unrealized appreciation (depreciation) on: Investment securities	(783,218,534)
Assets and liabilities in foreign currencies	43,839
Total change in net unrealized appreciation (depreciation)		(783,174,695)
Net gain (loss)		(731,563,612)
Net increase (decrease) in net assets resulting from operations		$ (651,999,029)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Equity-Income Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended June 30, 2002 (Unaudited)	Year ended December 31, 2001
Operations
Net investment income (loss)	$ 79,564,583	$ 151,358,391
Net realized gain (loss)	51,611,083	232,892,575
Change in net unrealized appreciation (depreciation)	(783,174,695)	(947,180,666)
Net increase (decrease) in net assets resulting from operations	(651,999,029)	(562,929,700)
Distributions to shareholders from net investment income	(162,342,476)	(175,168,717)
Distributions to shareholders from net realized gain	(222,300,466)	(493,630,239)
Total distributions	(384,642,942)	(668,798,956)
Share transactions - net increase (decrease)	505,499,160	906,134,648
Redemption fees	30	-
Total increase (decrease) in net assets	(531,142,781)	(325,594,008)
Net Assets
Beginning of period	10,318,299,869	10,643,893,877
End of period (including undistributed net investment income of $77,542,291 and undistributed net investment income of $152,099,880, respectively)	$ 9,787,157,088	$ 10,318,299,869
Other Information: Share Transactions	Six months ended June 30, 2002 (Unaudited)
	Initial Class	Service Class	Service Class 2	Service Class 2R A
Shares Sold	38,839,513	7,299,639	8,152,740	6,498
Reinvested	16,371,256	1,504,858	437,787	-
Redeemed	(44,578,974)	(2,665,564)	(2,006,840)	(141)
Net increase (decrease)	10,631,795	6,138,933	6,583,687	6,357

Dollars Sold	$ 861,698,545	$ 161,697,534	$ 177,998,130	$ 140,490
Reinvested	343,960,099	31,541,832	9,140,991	-
Redeemed	(979,524,003)	(57,803,093)	(43,348,367)	(2,998)
Net increase (decrease)	$ 226,134,641	$ 135,436,273	$ 143,790,754	$ 137,492

	Year ended December 31, 2001
	Initial Class	Service Class	Service Class 2	Service Class 2R A
Shares Sold	89,050,962	13,139,614	9,931,367	-
Reinvested	25,863,825	1,673,997	126,086	-
Redeemed	(98,534,150)	(2,882,957)	(1,618,683)	-
Net increase (decrease)	16,380,637	11,930,654	8,438,770	-

Dollars Sold	$ 2,064,705,585	$ 303,254,722	$ 225,467,799	$ -
Reinvested	625,387,269	40,376,818	3,034,869	-
Redeemed	(2,255,942,678)	(64,472,868)	(35,676,868)	-
Net increase (decrease)	$ 434,150,176	$ 279,158,672	$ 192,825,800	$ -

Distributions	Six months ended June 30, 2002 (Unaudited)
	Initial Class	Service Class	Service Class 2	Service Class 2R A
From net investment income	$ 145,677,224	$ 12,920,750	$ 3,744,502	$ -
From net realized gain	198,282,881	18,621,082	5,396,503	-
Total	$ 343,960,105	$ 31,541,832	$ 9,141,005	$ -

	Year ended December 31, 2001
	Initial Class	Service Class	Service Class 2	Service Class 2R A
From net investment income	$ 164,164,158	$ 10,221,979	$ 782,580	$ -
From net realized gain	461,223,111	30,154,839	2,252,289	-
Total	$ 625,387,269	$ 40,376,818	$ 3,034,869	$ -

A Commencement of sale of shares April 24, 2002

See accompanying notes which are an integral part of the financial statements.

Equity-Income Portfolio

inancial Highlights - Initial Class

	Six months ended June 30, 2002	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2001	2000	1999	1998	1997
Net asset value, beginning of period	$ 22.75	$ 25.52	$ 25.71	$ 25.42	$ 24.28	$ 21.03
Income from Investment Operations
Net investment income (loss) E	.17	.34	.40	.41	.38	.36
Net realized and unrealized gain (loss)	(1.55)	(1.51)	1.46	1.10	2.31	5.06
Total from investment operations	(1.38)	(1.17)	1.86	1.51	2.69	5.42
Distributions from net investment income	(.36)	(.42)	(.44) G	(.38)	(.34)	(.36)
Distributions from net realized gain	(.49)	(1.18)	(1.61) G	(.84)	(1.21)	(1.81)
Total distributions	(.85)	(1.60)	(2.05)	(1.22)	(1.55)	(2.17)
Redemption fees added to paid in capital E	-	-	-	-	-	-
Net asset value, end of period	$ 20.52	$ 22.75	$ 25.52	$ 25.71	$ 25.42	$ 24.28
Total Return B, C, D	(6.15)%	(4.96)%	8.42%	6.33%	11.63%	28.11%
Ratios to Average Net Assets F
Expenses before expense reductions	.57% A	.58%	.56%	.57%	.58%	.58%
Expenses net of voluntary waivers, if any	.57% A	.58%	.56%	.57%	.58%	.58%
Expenses net of all reductions	.56% A	.57%	.55%	.56%	.57%	.57%
Net investment income (loss)	1.57% A	1.47%	1.68%	1.57%	1.58%	1.65%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,569,016	$ 9,256,205	$ 9,969,086	$ 11,014,291	$ 11,409,912	$ 10,106,742
Portfolio turnover rate	23% A	24%	22%	27%	28%	44%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G The amounts shown reflect certain reclassifications related to book to tax differences.

Financial Highlights - Service Class

	Six months ended June 30, 2002	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2001	2000	1999	1998	1997 H
Net asset value, beginning of period	$ 22.67	$ 25.45	$ 25.66	$ 25.39	$ 24.27	$ 23.44
Income from Investment Operations
Net investment income (loss) E	.16	.31	.37	.38	.36	.05
Net realized and unrealized gain (loss)	(1.54)	(1.51)	1.46	1.11	2.31	.78
Total from investment operations	(1.38)	(1.20)	1.83	1.49	2.67	.83
Distributions from net investment income	(.34)	(.40)	(.43) G	(.38)	(.34)	-
Distributions from net realized gain	(.49)	(1.18)	(1.61) G	(.84)	(1.21)	-
Total distributions	(.83)	(1.58)	(2.04)	(1.22)	(1.55)	-
Redemption fees added to paid in capital E	-	-	-	-	-	-
Net asset value, end of period	$ 20.46	$ 22.67	$ 25.45	$ 25.66	$ 25.39	$ 24.27
Total Return B, C, D	(6.17)%	(5.09)%	8.30%	6.25%	11.54%	3.54%
Ratios to Average Net Assets F
Expenses before expense reductions	.67% A	.68%	.66%	.67%	.68%	.68% A
Expenses net of voluntary waivers, if any	.67% A	.68%	.66%	.67%	.68%	.68% A
Expenses net of all reductions	.66% A	.67%	.65%	.66%	.67%	.65% A
Net investment income (loss)	1.47% A	1.37%	1.58%	1.47%	1.51%	1.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 880,093	$ 836,017	$ 634,897	$ 437,332	$ 225,145	$ 5,328
Portfolio turnover rate	23% A	24%	22%	27%	28%	44%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G The amounts shown reflect certain reclassifications related to book to tax differences. H For the period November 3, 1997 (commencement of sale of shares) to December 31, 1997.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2002	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2001	2000 G
Net asset value, beginning of period	$ 22.59	$ 25.41	$ 25.18
Income from Investment Operations
Net investment income (loss) E	.14	.27	.32
Net realized and unrealized gain (loss)	(1.53)	(1.50)	1.95
Total from investment operations	(1.39)	(1.23)	2.27
Distributions from net investment income	(.34)	(.41)	(.43) H
Distributions from net realized gain	(.49)	(1.18)	(1.61) H
Total distributions	(.83)	(1.59)	(2.04)
Redemption fees added to paid in capital E	-	-	-
Net asset value, end of period	$ 20.37	$ 22.59	$ 25.41
Total Return B, C, D	(6.24)%	(5.23)%	10.19%
Ratios to Average Net Assets F
Expenses before expense reductions	.83% A	.84%	.83% A
Expenses net of voluntary waivers, if any	.83% A	.84%	.83% A
Expenses net of all reductions	.82% A	.83%	.82% A
Net investment income (loss)	1.31% A	1.21%	1.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 337,919	$ 226,078	$ 39,911
Portfolio turnover rate	23% A	24%	22%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000. H The amounts shown reflect certain reclassifications related to book to tax differences.

Financial Highlights - Service Class 2R

Six months ended June 30, 2002
Selected Per-Share Data	(Unaudited) G
Net asset value, beginning of period	$ 21.82
Income from Investment Operations
Net investment income (loss) E	.05
Net realized and unrealized gain (loss)	(1.51)
Total from investment operations	(1.46)
Redemption fees added to paid in capital E	-
Net asset value, end of period	$ 20.36
Total Return B, C, D	(6.69)%
Ratios to Average Net Assets F
Expenses before expense reductions	.84% A
Expenses net of voluntary waivers, if any	.84% A
Expenses net of all reductions	.83% A
Net investment income (loss)	1.30% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 129
Portfolio turnover rate	23% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G For the period April 24, 2002 (commencement of sales of shares) to June 30, 2002.

See accompanying notes which are an integral part of the financial statements.

Equity-Income Portfolio

Notes to Financial Statements

For the period ended June 30, 2002 (Unaudited)

1. Significant Accounting Policies.

Equity Income Portfolio (the fund) is a fund of Variable Insurance Products Fund (the trust) (referred to in this report as Fidelity Variable Insurance Products: Equity Income Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers Initial Class shares, Service Class shares, Service Class 2 and Service Class 2R shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are readily available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales price if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADR's, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information, if any, regarding income taxes under the caption "Income Tax Information."

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Deferred Trustee Compensation - continued

in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for litigation proceeds, foreign currency transactions, market discount, contingent interest, non-taxable dividends and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Short-Term Trading (Redemption) Fees. Service Class 2R shares held less than 60 days are subject to a short-term trading fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the funds, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment advisor, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is "marked to market" daily and equivalent deliverable securities are held for the transaction. The values of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .20% of the fund's average net assets and a group fee rate that averaged ..28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .48% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

Equity-Income Portfolio

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

For the period, each class paid FDC the following amounts, all of which were reallowed to insurance companies, for the distribution of shares and providing shareholder support services.

Service Class	$ 449,710
Service Class 2	364,071
Service Class 2R	49
$ 813,830

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees of the fund were equivalent to an annualized rate of .07% of average net assets.

For the period, the following amounts were paid to FIIOC:

Initial Class	$ 3,093,905
Service Class	305,378
Service Class 2	108,396
Service Class 2R	18
$ 3,507,697

Accounting and Security Lending Fees. Fidelity Service Company, Inc.(FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,908,752 for the period.

Brokerage Commissions.The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Certain security trades were directed to brokers who paid $553,700 of the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $366.

8. Other Information.

At the end of the period, Fidelity Investments Life Insurance Company (FILI) and its subsidiaries, affiliates of FMR, were the owners of record of 13% of the total outstanding shares of the fund. In addition, one unaffiliated insurance company was the owner of record of 26% of the total outstanding shares of the fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VIPEI-SANN-0802 157768
1.705693.104

Fidelity® Variable Insurance Products:

Growth Portfolio

Semiannual Report

June 30, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

Market Environment	<Click Here>	A review of what happened in world markets during the past six months.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Summary	<Click Here>	A summary of the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

The views expressed in this report reflect those of the fund's portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Market Environment

Investors hoping for a U.S. economic and stock market recovery in 2002 got what they were looking for, but only during the first quarter of the year. A dismal second quarter wiped out the U.S. stock markets' gains, pushing a number of equity benchmarks below their post-September 11 lows. The pace of the economic recovery also stalled, further impeding any upward momentum for stock prices. The primary culprit behind the markets' downfall during the overall six-month period ending June 30, 2002, was the lack of faith in Corporate America's balance sheets. High-profile accounting scandals shook investors' confidence, which was already tenuous due to worries about terrorism, earnings shortfalls and layoffs. Of the seven major domestic market sectors tracked by Goldman Sachs, only one - natural resources - had a positive return. Technology, utilities and health care all had double-digit losses. International equities were more immune to the troubles that plagued the U.S., and generally fared better as a result. Japan, Asia-Pacific and emerging-markets stocks were among the best performers in the first half of the year, including South Korea, despite posting one of the worst second-quarter stock market performances in the world. On the fixed-income side, U.S. investment-grade bonds offered steady single-digit gains, but a weaker U.S. dollar led to better returns for government bonds of international developed nations.

U.S. Stock Markets

From Enron to ImClone to WorldCom, a series of alleged fraudulent accounting practices and other questionable activities rocked investors' trust in the integrity of corporate governance during the past six months. As a result, money flowed out of equities as fast as reports of new scandals poured in. With all eyes focused on balance sheets and bookkeeping, it seemed many failed to notice the positive reports coming from the economic front. First quarter GDP - gross domestic product - was surprisingly strong; productivity soared to levels not reached in years; consumer spending continued to be resilient; and the Federal Reserve Board bypassed several opportunities to raise interest rates, leaving them at 40-year lows. Unfortunately, pessimism overwhelmed optimism and left the equity markets with negative returns for the first half of 2002. The blue-chip bellwether Dow Jones Industrial AverageSM, which at one point dipped below the 9,000-point level, fell 6.90% for the six-month period. The tech- and telecom-heavy NASDAQ Composite® Index declined 24.85%, its worst first half since 1974, and the large-cap weighted Standard & Poor's 500SM Index suffered a loss of 13.16%.

Foreign Stock Markets

The Morgan Stanley Capital InternationalSM Europe, Australasia and Far East (MSCI® EAFE®) Index - designed to represent the performance of developed stock markets outside the U.S. and Canada - dropped 1.46% during the past six months, a much better showing than most American benchmarks. Canadian stock markets also fared better than their neighbors to the south, as the S&P®/TSX Composite Index had a return of -1.65%. Japan did surprisingly well considering the nation's recent economic woes. The Tokyo Stock Exchange Stock Price Index (TOPIX), a broad measure of the Japanese stock market, rose 9.14%. Meanwhile, the MSCI Emerging Markets Free Index, a gauge of emerging-markets equity performance, shrugged off a weak second quarter to gain 2.07% for the overall six-month period.

U.S. Bond Markets

After a slow start, investment-grade bonds surged forward later in the six-month period. In that time, the Lehman Brothers® Aggregate Bond Index - a proxy for taxable-bond performance - returned 3.79%. Mortgage securities were the best performers in the taxable-bond market, returning 4.51% according to the Lehman Brothers Mortgage-Backed Securities Index. Mortgages benefited when a drop in refinancing activity led to lower volatility and more predictable cash flows. Growing demand for higher-yielding, less interest rate sensitive alternatives to Treasuries paced the return of agency bonds, as the Lehman Brothers U.S. Agency Index gained 4.08%. Corporate bonds, however, struggled with bankruptcies and credit downgrades, and the Lehman Brothers Credit Bond Index advanced only 2.63%, compared to a 3.61% return for the Lehman Brothers Treasury Index. The high-yield bond market faced numerous difficulties, culminating in the second quarter, when the Merrill Lynch High Yield Master II Index - a proxy of the overall high-yield bond market - posted its worst quarterly performance ever. The index lost 5.37% for the overall six-month period.

Foreign Bond Markets

For the past several years, a strong U.S. dollar tempered the performance of government bonds elsewhere in the world. But that situation showed signs of reversing during the past six months, as the dollar, after reaching a 15-year high in February on a trade-weighted basis versus foreign currencies, fell slowly but steadily through the remainder of the period. In response, the Salomon Smith Barney® Non-U.S. Dollar World Government Bond Index - a market-value-weighted index designed to represent the performance of 16 world government bond markets, excluding the United States - jumped 11.84% during the past six months. That return was more than three times higher than the Lehman Brothers Government Bond Index, a proxy for U.S. government bond performance, which returned 3.78%. Emerging-markets debt, one of the strongest performing asset classes entering the period, carried that momentum through the first quarter of 2002. However, a flat return in April, followed by a disappointing May and June, ate away much of the emerging markets' six-month gains. Still, the J.P. Morgan Emerging Markets Bond Index Global - which measures the debt performance of more than 30 emerging-markets nations - had a positive return for the period, up 0.91%.

Semiannual Report

Fidelity Variable Insurance Products: Growth Portfolio - Initial Class

Performance

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity ® VIP: Growth - Initial Class	-26.41%	4.25%	11.79%
Russell 3000 ® Growth Index	-26.39%	-0.50%	8.59%
Variable Annuity Growth Funds Average	-21.57%	2.43%	10.16%

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Russell 3000 ® Growth Index - a market capitalization-weighted index of growth-oriented stocks of U.S. domiciled corporations. To measure how the Initial Class' performance stacked up against its peers, you can compare it to the variable annuity growth funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 337 variable annuities. These benchmarks include reinvested dividends and capital gains, if any. Lipper has created additional comparison categories that group variable annuities according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed under the $10,000 chart on this page.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Growth Portfolio - Initial Class on June 30, 1992. As the chart shows, by June 30, 2002, the value of the investment would have grown to $30,489 - a 204.89% increase on the initial investment. For comparison, look at how the Russell 3000 Growth Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $22,804 - a 128.04% increase.

The LipperSM variable annuity large-cap core funds average reflects the performance of variable annuities with similar portfolio characteristics and capitalization. The variable annuity large-cap supergroup average reflects the performance of variable annuities with similar capitalization. As of June 30, 2002, the one year, five year, and 10 year average annual total returns for the variable annuity large-cap core funds average were -19.09%, 1.96%, and 9.62%, respectively. The one year, five year, and 10 year average annual total returns for the variable annuity large-cap supergroup average were -20.84%, 2.01%, and 9.74%, respectively.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Variable Insurance Products: Growth Portfolio - Service Class

Performance

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Service Class shares took place on November 3, 1997. Performance for Service Class shares reflects an asset-based service fee (12b-1 fee), and returns prior to November 3, 1997 are those of Initial Class and do not include the effects of Service Class' 12b-1 fee. Had Service Class shares' 12b-1 fee been reflected, returns prior to November 3, 1997 would have been lower.

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity ® VIP: Growth - Service Class	-26.48%	4.15%	11.74%
Russell 3000® Growth Index	-26.39%	-0.50%	8.59%
Variable Annuity Growth Funds Average	-21.57%	2.43%	10.16%

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Russell 3000® Growth Index - a market capitalization-weighted index of growth-oriented stocks of U.S. domiciled corporations. To measure how the Service Class' performance stacked up against its peers, you can compare it to the variable annuity growth funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 337 variable annuities. These benchmarks include reinvested dividends and capital gains, if any. Lipper has created additional comparison categories that group variable annuities according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed under the $10,000 chart on this page.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity ® Variable Insurance Products: Growth Portfolio - Service Class on June 30, 1992. As the chart shows, by June 30, 2002, the value of the investment would have grown to $30,353 - a 203.53% increase on the initial investment. For comparison, look at how the Russell 3000 Growth Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $22,804 - a 128.04% increase.

The LipperSM variable annuity large-cap core funds average reflects the performance of variable annuities with similar portfolio characteristics and capitalization. The variable annuity large-cap supergroup average reflects the performance of variable annuities with similar capitalization. As of June 30, 2002, the one year, five year, and 10 year average annual total returns for the variable annuity large-cap core funds average were -19.09%, 1.96%, and 9.62%, respectively. The one year, five year, and 10 year average annual total returns for the variable annuity large-cap supergroup average were -20.84%, 2.01%, and 9.74%, respectively.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Variable Insurance Products: Growth Portfolio - Service Class 2

Performance

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Service Class 2 shares took place on January 12, 2000. Performance for Service Class 2 shares reflects an asset-based service fee (12b-1 fee). Returns from November 3, 1997 through January 12, 2000 are those of Service Class which reflect a different 12b-1 fee. Service Class 2 returns prior to November 3, 1997 are those of Initial Class, and do not include the effects of a 12b-1 fee. Had Service Class 2's 12b-1 fee been reflected, returns prior to January 12, 2000 would have been lower.

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity® VIP: Growth - Service Class 2	-26.61%	4.06%	11.69%
Russell 3000® Growth Index	-26.39%	-0.50%	8.59%
Variable Annuity Growth Funds Average	-21.57%	2.43%	10.16%

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Russell 3000® Growth Index - a market capitalization-weighted index of growth-oriented stocks of U.S. domiciled corporations. To measure how the Service Class 2's performance stacked up against its peers, you can compare it to the variable annuity growth funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 337 variable annuities. These benchmarks include reinvested dividends and capital gains, if any. Lipper has created additional comparison categories that group variable annuities according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed under the $10,000 chart on this page.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Growth Portfolio - Service Class 2 on June 30, 1992. As the chart shows, by June 30, 2002, the value of the investment would have grown to $30,223 - a 202.23% increase on the initial investment. For comparison, look at how the Russell 3000 Growth Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $22,804 - a 128.04% increase.

The LipperSM variable annuity large-cap core funds average reflects the performance of variable annuities with similar portfolio characteristics and capitalization. The variable annuity large-cap supergroup average reflects the performance of variable annuities with similar capitalization. As of June 30, 2002, the one year, five year, and 10 year average annual total returns for the variable annuity large-cap core funds average were -19.09%, 1.96%, and 9.62%, respectively. The one year, five year, and 10 year average annual total returns for the variable annuity large-cap supergroup average were -20.84%, 2.01%, and 9.74%, respectively.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Variable Insurance Products: Growth Portfolio
Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Jennifer Uhrig, Portfolio Manager of Growth Portfolio

Q. How did the fund perform, Jennifer?

A. For the six months that ended June 30, 2002, the fund slightly outperformed the Russell 3000 Growth Index, which returned -20.54%. The fund trailed the variable annuity growth funds average, which returned -15.38% according to Lipper Inc. For the 12 months that ended June 30, 2002, the fund performed in line with the Russell 3000 Growth Index, which returned -26.39%, and trailed the variable annuity growth funds average, which returned -21.57%.

Q. What key factors influenced the fund's performance during the six-month period?

A. The fund was hurt by its exposure to the technology sector, particularly relative to its average Lipper peer. Technology stocks were hit hard by the events of September 11th, and I responded to this weakness by adding to the sector, especially in the semiconductor area. Initially, this strategy worked well as the group recovered from its oversold levels and the economy appeared to show signs of improvement. However, later in the period the stocks sold off as end-demand failed to materialize. Thus, while the fund benefited from good stock picking within the technology group, the higher exposure to tech overall hurt. Relative to its index, the fund benefited from good stock picking within the tech sector, as well as an emphasis on consumer nondurable stocks. Several holdings in the biotechnology and telecommunications groups detracted from performance.

Q. How did you play the technology sector during the period?

A. During the "bubble" years of the late-1990s, many technology companies ramped up production in an effort to keep pace with huge demand from customers. When demand levels dropped, these same companies were unable to cut production fast enough and, consequently, found themselves with significant excess inventories. This meant they were forced to produce below-end-demand levels in order to reduce these excess supplies. During the past six months, many companies reached a better inventory/demand balance and actually increased production to match end-demand. This helped not only semiconductor producers but also the companies that supply them with new machines for manufacturing, including Applied Materials and KLA-Tencor. These stocks performed well for the fund, but this encouraging trend proved to be short-lived as end-demand failed to accelerate.

Q. Consumer-oriented stocks held up fairly well during the period. Why, and how did the fund take advantage?

A. In periods of economic weakness, companies that produce basic goods such as soda, laundry detergent and cigarettes, tend to outperform. These companies are typically resilient to economic downturns since their products are not expensive, and people tend to regard them as essentials. If you're worried about your job, for example, you might forego the new car but you're probably going to keep washing your clothes. In addition, these companies have historically generated free cash flow, which provided investors some comfort, particularly in light of the Enron bankruptcy. As a result, the fund benefited from holdings in Coca-Cola, Procter & Gamble and Philip Morris.

Q. Did you pursue any other specific themes?

A. I increased the fund's exposure to defense stocks during the period, mostly due to the fact that the defense budget was on the rise and we had bipartisan political support in favor of strengthening the defense industry. Some of the names I added to included Lockheed Martin, Northrop Grumman and General Dynamics, all of which performed very well during the period.

Q. Which other stocks performed well? Which ones were disappointments?

A. American Express performed well as the company - which is sensitive to both consumer spending and travel - bounced back nicely after September 11th. Another good stock was toy maker Mattel, which benefited from a new management approach and a more balanced product line. The company isn't just about Barbie dolls anymore. On the negative side, the fund's investments in biotech stocks such as Elan and Millennium Pharmaceuticals detracted, as did an ill-timed investment in telecom giant Qwest Communications.

Q. What's your outlook, Jennifer?

A. The most important thing I'll be looking for is a rotation back into capital goods, namely technology. I think we'll eventually see a recovery in corporate profits - stimulated by consumer spending - that could result in increased orders for production equipment. As I see it, the biggest risk in the market right now is the possibility that consumer spending will run out of gas without stimulating a recovery on the capital goods side. If this happens, the economy could slow down again.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page <Click Here>.

Fund Facts

Goal: to increase the value of the fund's shares over the long term by investing in stocks with above-average growth potential

Start date: October 9, 1986

Size: as of June 30, 2002, more than $10.3 billion

Manager: Jennifer Uhrig, since 1997; joined Fidelity in 1987

3

Semiannual Report

Fidelity Variable Insurance Products: Growth Portfolio

Investment Summary

Top Five Stocks as of June 30, 2002
% of fund's net assets
Microsoft Corp.	6.2
Pfizer, Inc.	5.3
Wal-Mart Stores, Inc.	3.1
Intel Corp.	2.7
American International Group, Inc.	2.5
19.8
Top Five Market Sectors as of June 30, 2002
% of fund's net assets
Information Technology	28.1
Health Care	20.2
Consumer Discretionary	15.3
Industrials	11.6
Financials	10.0
Asset Allocation as of June 30, 2002
% of fund's net assets *
Stocks	99.7%
Short-Term Investments and Net Other Assets	0.3%

* Foreign investments	4.9%

Semiannual Report

Fidelity Variable Insurance Products: Growth Portfolio

Investments June 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 15.3%
Automobiles - 0.1%
Nissan Motor Co. Ltd.	1,890,000	$ 13,117,866
Hotels, Restaurants & Leisure - 1.3%
Brinker International, Inc. (a)	1,212,450	38,495,288
Harrah's Entertainment, Inc. (a)	589,300	26,135,455
Wendys International, Inc.	703,000	28,000,490
Yum! Brands, Inc. (a)	1,340,700	39,215,475
		131,846,708
Household Durables - 1.6%
Black & Decker Corp.	874,140	42,133,548
Leggett & Platt, Inc.	1,172,400	27,434,160
Maytag Corp.	499,070	21,285,336
Nintendo Co. Ltd.	93,600	13,814,776
Pulte Homes, Inc.	481,400	27,670,872
Sony Corp.	227,400	12,074,940
Whirlpool Corp.	355,100	23,209,336
		167,622,968
Leisure Equipment & Products - 1.0%
Brunswick Corp.	851,300	23,836,400
Mattel, Inc.	3,595,400	75,791,032
		99,627,432
Media - 3.4%
AOL Time Warner, Inc. (a)	3,938,052	57,928,745
Charter Communications, Inc. Class A (a)	3,423,500	13,967,880
Comcast Corp. Class A (special) (a)	871,500	20,776,560
Cox Communications, Inc. Class A (a)	1,034,800	28,508,740
E.W. Scripps Co. Class A	485,000	37,345,000
Interpublic Group of Companies, Inc.	1,392,900	34,488,204
Lamar Advertising Co. Class A (a)	1,609,700	59,896,937
Viacom, Inc. Class B (non-vtg.) (a)	2,093,625	92,894,141
		345,806,207
Multiline Retail - 4.4%
Family Dollar Stores, Inc.	1,154,600	40,699,650
Kohls Corp. (a)	1,035,400	72,560,832
Saks, Inc. (a)	1,993,100	25,591,404
Wal-Mart Stores, Inc.	5,811,800	319,707,118
		458,559,004
Specialty Retail - 3.5%
AutoZone, Inc. (a)	435,000	33,625,500
Gap, Inc.	1,484,000	21,072,800
Home Depot, Inc.	4,490,200	164,925,046
Limited Brands, Inc.	1,043,500	22,226,550
Lowe's Companies, Inc.	2,657,330	120,642,782
		362,492,678
TOTAL CONSUMER DISCRETIONARY		1,579,072,863

	Shares	Value (Note 1)
CONSUMER STAPLES - 8.2%
Beverages - 3.9%
Coca-Cola Enterprises, Inc.	1,089,500	$ 24,056,160
Pepsi Bottling Group, Inc.	1,268,200	39,060,560
PepsiCo, Inc.	1,747,580	84,233,356
The Coca-Cola Co.	4,554,700	255,063,200
		402,413,276
Food & Drug Retailing - 0.5%
CVS Corp.	1,532,200	46,885,320
Food Products - 0.4%
Kraft Foods, Inc. Class A	1,071,300	43,869,735
The J.M. Smucker Co.	15,971	545,090
		44,414,825
Household Products - 1.1%
Colgate-Palmolive Co.	617,100	30,885,855
Procter & Gamble Co.	919,560	82,116,708
		113,002,563
Personal Products - 0.9%
Gillette Co.	2,632,600	89,166,162
Tobacco - 1.4%
Loews Corp. - Carolina Group	961,300	26,003,165
Philip Morris Companies, Inc.	2,782,900	121,557,072
		147,560,237
TOTAL CONSUMER STAPLES		843,442,383
ENERGY - 4.3%
Energy Equipment & Services - 4.0%
Baker Hughes, Inc.	1,192,370	39,693,997
BJ Services Co. (a)	1,200,360	40,668,197
Cooper Cameron Corp. (a)	425,100	20,583,342
ENSCO International, Inc.	438,900	11,964,414
Global Industries Ltd. (a)	2,926,465	20,455,990
Grant Prideco, Inc. (a)	255,200	3,470,720
Nabors Industries Ltd. (a)	811,410	28,642,773
National-Oilwell, Inc. (a)	1,114,600	23,462,330
Noble Corp. (a)	620,200	23,939,720
Schlumberger Ltd. (NY Shares)	1,137,800	52,907,700
Smith International, Inc. (a)	443,650	30,252,494
Tidewater, Inc.	765,200	25,190,384
Transocean, Inc.	915,900	28,530,285
Varco International, Inc. (a)	1,266,100	22,207,394
Weatherford International Ltd. (a)	1,042,440	45,033,408
		417,003,148
Oil & Gas - 0.3%
Noble Energy, Inc.	453,600	16,352,280
YUKOS Corp. sponsored ADR	75,200	10,452,800
		26,805,080
TOTAL ENERGY		443,808,228
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - 10.0%
Banks - 0.7%
Bank One Corp.	1,714,990	$ 65,992,815
Fifth Third Bancorp	176,900	11,790,385
		77,783,200
Diversified Financials - 4.9%
American Express Co.	2,785,900	101,183,888
Charles Schwab Corp.	4,263,750	47,754,000
Citigroup, Inc.	2,288,710	88,687,513
Fannie Mae	464,700	34,271,625
Freddie Mac	623,500	38,158,200
Goldman Sachs Group, Inc.	589,800	43,261,830
Lehman Brothers Holdings, Inc.	369,400	23,094,888
Merrill Lynch & Co., Inc.	1,331,700	53,933,850
Morgan Stanley	1,392,800	60,001,824
Nomura Holdings, Inc.	983,000	14,467,367
		504,814,985
Insurance - 4.4%
ACE Ltd.	1,202,200	37,989,520
AFLAC, Inc.	1,611,420	51,565,440
Allstate Corp.	743,100	27,479,838
American International Group, Inc.	3,830,666	261,366,341
Hartford Financial Services Group, Inc.	565,200	33,612,444
Prudential Financial, Inc.	1,273,600	42,487,296
		454,500,879
TOTAL FINANCIALS		1,037,099,064
HEALTH CARE - 20.2%
Biotechnology - 1.2%
Alkermes, Inc. (a)	772,100	12,361,321
Cambridge Antibody Technology Group PLC (a)	1,012,375	16,050,849
Cephalon, Inc. (a)	541,900	24,493,880
Geneprot, Inc. (c)	826,000	9,086,000
Gilead Sciences, Inc. (a)	984,800	32,380,224
ImClone Systems, Inc. (a)	370,047	3,217,559
Millennium Pharmaceuticals, Inc. (a)	1,863,880	22,646,142
Protein Design Labs, Inc. (a)	244,200	2,652,012
		122,887,987
Health Care Equipment & Supplies - 3.1%
Baxter International, Inc.	1,406,900	62,536,705
Boston Scientific Corp. (a)	2,202,800	64,586,096
Medtronic, Inc.	3,133,100	134,253,335
St. Jude Medical, Inc. (a)	426,900	31,526,565
Zimmer Holdings, Inc. (a)	949,475	33,858,279
		326,760,980

	Shares	Value (Note 1)
Health Care Providers & Services - 1.5%
McKesson Corp.	2,797,300	$ 91,471,710
Tenet Healthcare Corp. (a)	570,200	40,797,810
UnitedHealth Group, Inc.	278,700	25,514,985
		157,784,505
Pharmaceuticals - 14.4%
Abbott Laboratories	1,956,000	73,643,400
Barr Laboratories, Inc. (a)	70,200	4,459,806
Bristol-Myers Squibb Co.	3,224,600	82,872,220
Elan Corp. PLC sponsored ADR (a)	3,888,350	21,269,275
Eli Lilly & Co.	739,000	41,679,600
Johnson & Johnson	3,849,100	201,153,966
Merck & Co., Inc.	4,324,360	218,985,590
Pfizer, Inc.	15,540,985	543,934,475
Pharmacia Corp.	1,364,300	51,093,035
Schering-Plough Corp.	2,295,400	56,466,840
Wyeth	3,691,300	188,994,560
		1,484,552,767
TOTAL HEALTH CARE		2,091,986,239
INDUSTRIALS - 11.6%
Aerospace & Defense - 2.5%
Boeing Co.	867,190	39,023,550
General Dynamics Corp.	174,100	18,515,535
Lockheed Martin Corp.	1,961,330	136,312,435
Northrop Grumman Corp.	346,400	43,300,000
Precision Castparts Corp.	681,400	22,486,200
		259,637,720
Airlines - 1.6%
AMR Corp. (a)	2,610,600	44,014,716
Continental Airlines, Inc. Class B (a)	1,268,200	20,012,196
Delta Air Lines, Inc.	2,615,500	52,310,000
Northwest Airlines Corp. (a)	1,771,684	21,366,509
UAL Corp.	2,473,600	28,297,984
		166,001,405
Building Products - 0.1%
Masco Corp.	481,600	13,056,176
Commercial Services & Supplies - 3.5%
Automatic Data Processing, Inc.	1,615,400	70,350,670
Cintas Corp.	583,800	28,857,234
Concord EFS, Inc. (a)	2,969,000	89,485,660
First Data Corp.	2,533,600	94,249,920
Herman Miller, Inc.	741,156	15,045,467
Hewitt Associates, Inc. Class A	14,800	344,840
Paychex, Inc.	916,100	28,664,769
Robert Half International, Inc. (a)	964,600	22,475,180
ServiceMaster Co.	1,034,900	14,198,828
		363,672,568
Construction & Engineering - 0.4%
Fluor Corp.	880,410	34,291,970
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Electrical Equipment - 0.1%
Energizer Holdings, Inc. (a)	481,700	$ 13,208,214
Industrial Conglomerates - 3.4%
3M Co.	168,300	20,700,900
General Electric Co.	8,017,640	232,912,442
Tyco International Ltd.	6,680,500	90,253,555
		343,866,897
TOTAL INDUSTRIALS		1,193,734,950
INFORMATION TECHNOLOGY - 28.1%
Communications Equipment - 2.5%
Brocade Communications System, Inc. (a)	1,278,600	22,349,928
Cisco Systems, Inc. (a)	11,493,320	160,331,814
Emulex Corp. (a)	149,500	3,365,245
Harris Corp.	459,800	16,663,152
Motorola, Inc.	3,938,500	56,793,170
		259,503,309
Computers & Peripherals - 2.9%
Dell Computer Corp. (a)	5,178,700	135,371,218
EMC Corp. (a)	5,431,100	41,004,805
International Business Machines Corp.	721,970	51,981,840
Network Appliance, Inc. (a)	2,753,600	34,254,784
Sun Microsystems, Inc. (a)	8,450,200	42,335,502
		304,948,149
Electronic Equipment & Instruments - 1.5%
Agilent Technologies, Inc. (a)	2,515,160	59,483,534
Amphenol Corp. Class A (a)	680,900	24,512,400
AU Optronics Corp. sponsored ADR	1,330,400	11,055,624
PerkinElmer, Inc.	1,001,000	11,061,050
Sanmina-SCI Corp. (a)	2,524,700	15,930,857
Waters Corp. (a)	1,080,400	28,846,680
		150,890,145
Internet Software & Services - 0.8%
Overture Services, Inc. (a)	1,149,471	28,713,786
Yahoo!, Inc. (a)	3,537,300	52,210,548
		80,924,334
Semiconductor Equipment & Products - 11.5%
Advanced Micro Devices, Inc. (a)	4,868,200	47,318,904
Agere Systems, Inc.:
Class A (a)	11,303,645	15,825,103
Class B (a)	1,780,509	2,670,764
Altera Corp. (a)	1,658,580	22,556,688
Analog Devices, Inc. (a)	2,119,200	62,940,240
Applied Materials, Inc. (a)	1,968,700	37,444,674
ASML Holding NV (NY Shares) (a)	4,140,287	62,601,139
California Micro Devices Corp. (a)	2,689	13,660
Chartered Semiconductor Manufacturing Ltd. ADR (a)	2,142,600	42,873,426

	Shares	Value (Note 1)
Integrated Circuit Systems, Inc. (a)	1,287,800	$ 26,000,682
Integrated Device Technology, Inc. (a)	1,134,500	20,579,830
Intel Corp.	15,409,700	281,535,219
Intersil Corp. Class A (a)	2,454,856	52,484,821
KLA-Tencor Corp. (a)	1,227,720	54,007,403
LAM Research Corp. (a)	1,874,200	33,698,116
Lattice Semiconductor Corp. (a)	1,380,800	12,068,192
Micron Technology, Inc. (a)	2,756,300	55,732,386
National Semiconductor Corp. (a)	1,323,700	38,612,329
Novellus Systems, Inc. (a)	820,200	27,886,800
NVIDIA Corp. (a)	970,380	16,671,128
PMC-Sierra, Inc. (a)	766,900	7,109,163
QLogic Corp. (a)	524,437	19,981,050
Semtech Corp. (a)	861,900	23,012,730
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	3,238,532	42,100,916
Teradyne, Inc. (a)	1,811,200	42,563,200
Texas Instruments, Inc.	3,744,450	88,743,465
United Microelectronics Corp. sponsored ADR	4,689,300	34,466,355
Vitesse Semiconductor Corp. (a)	2,013,700	6,262,607
Xilinx, Inc. (a)	712,900	15,990,347
		1,193,751,337
Software - 8.9%
Compuware Corp. (a)	2,381,904	14,458,157
Electronic Arts, Inc. (a)	841,384	55,573,413
Microsoft Corp. (a)	11,765,623	643,579,576
Network Associates, Inc. (a)	516,900	9,960,663
Oracle Corp. (a)	6,305,370	59,711,854
Red Hat, Inc. (a)	3,011,979	17,680,317
Symantec Corp. (a)	448,200	14,723,370
Synopsys, Inc. (a)	1,362,181	74,661,141
VERITAS Software Corp. (a)	1,432,431	28,347,809
		918,696,300
TOTAL INFORMATION TECHNOLOGY		2,908,713,574
MATERIALS - 0.8%
Chemicals - 0.5%
Lyondell Chemical Co.	3,010,600	45,460,060
Containers & Packaging - 0.1%
Owens-Illinois, Inc. (a)	1,019,300	14,005,182
Metals & Mining - 0.2%
Arch Coal, Inc.	486,200	11,041,602
Massey Energy Corp.	805,400	10,228,580
		21,270,182
TOTAL MATERIALS		80,735,424
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.7%
AT&T Corp.	1,938,400	$ 20,740,880
KT Corp. sponsored ADR	1,090,400	23,607,160
Qwest Communications International, Inc.	8,967,600	25,109,280
TeraBeam Networks (c)	60,800	15,200
Time Warner Telecom, Inc. Class A (a)	1,451,100	2,437,848
		71,910,368
Wireless Telecommunication Services - 0.2%
SK Telecom Co. Ltd. sponsored ADR	554,500	13,746,055
Vodafone Group PLC	7,006,011	9,563,211
		23,309,266
TOTAL TELECOMMUNICATION SERVICES		95,219,634
UTILITIES - 0.3%
Multi-Utilities & Unregulated Power - 0.3%
AES Corp. (a)	5,891,100	31,929,762
TOTAL COMMON STOCKS (Cost $10,487,678,636)		10,305,742,121
Convertible Preferred Stocks - 0.0%

INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies Series E (c) (Cost $1,528,257)	88,646	88,646
Money Market Funds - 2.0%

Fidelity Cash Central Fund, 1.89% (b)	81,749,496	81,749,496
Fidelity Securities Lending Cash Central Fund, 1.93% (b)	119,264,882	119,264,882
TOTAL MONEY MARKET FUNDS (Cost $201,014,378)		201,014,378
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $10,690,221,271)	10,506,845,145
NET OTHER ASSETS - (1.7)%	(174,017,513)
NET ASSETS - 100%	$10,332,827,632
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Chorum Technologies Series E	9/19/00	$ 1,528,257
Geneprot, Inc.	7/7/00	$ 4,543,000
TeraBeam Networks	4/7/00	$ 228,000
Other Information

Purchases and sales of securities, other than short-term securities, aggregated $5,936,005,943 and $6,333,830,032, respectively, of which long-term U.S. government and government agency obligations aggregated $0 and $3,701,217, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $545,069 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,189,846 or 0.1% of net assets.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which loans were out-standing amounted to $28,209,396. The weighted average interest rate was 1.87%. At period end there were no interfund loans outstanding.

Income Tax Information

At June 30, 2002, the aggregate cost of investment securities for income tax purposes was $10,861,681,460. Net unrealized depreciation aggregated $354,836,315, of which $1,466,729,472 related to appreciated investment securities and $1,821,565,787 related to depreciated investment securities.

At December 31, 2001, the fund had a capital loss carryforward of approximately $2,090,079,000 all of which will expire on December 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Growth Portfolio

Fidelity Variable Insurance Products: Growth Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2002 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $108,824,652) (cost $10,690,221,271) - See accompanying schedule		$ 10,506,845,145
Foreign currency held at value (cost $157,766)		158,031
Receivable for investments sold		95,307,830
Receivable for fund shares sold		4,195,312
Dividends receivable		8,007,220
Interest receivable		43,598
Other receivables		956,304
Total assets		10,615,513,440
Liabilities
Payable to custodian bank	$ 46,936
Payable for investments purchased	141,047,488
Payable for fund shares redeemed	16,519,086
Accrued management fee	5,245,265
Distribution fees payable	162,140
Other payables and accrued expenses	400,011
Collateral on securities loaned, at value	119,264,882
Total liabilities		282,685,808
Net Assets		$ 10,332,827,632
Net Assets consist of:
Paid in capital		$ 13,307,463,937
Undistributed net investment income		1,561,051
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,792,829,327)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(183,368,029)
Net Assets		$ 10,332,827,632
Initial Class: Net Asset Value, offering price and redemption price per share ($8,789,519,602 ÷ 324,545,627 shares)		$ 27.08
Service Class: Net Asset Value, offering price and redemption price per share ($1,323,866,965 ÷ 49,052,884 shares)		$ 26.99
Service Class 2: Net Asset Value, offering price and redemption price per share ($219,354,581 ÷ 8,168,279 shares)		$ 26.85
Service Class 2R: Net Asset Value, offering price and redemption price per share ($86,484 ÷ 3,221 shares)		$ 26.85

Statement of Operations

	Six months ended June 30, 2002 (Unaudited)
Investment Income
Dividends		$ 41,401,167
Interest		470,065
Security lending		553,750
Total income		42,424,982
Expenses
Management fee	$ 35,830,483
Transfer agent fees	4,102,192
Distribution fees	1,052,014
Accounting and security lending fees	501,973
Non-interested trustees' compensation	37,513
Custodian fees and expenses	117,397
Registration fees	5,778
Audit	38,323
Legal	60,446
Interest	65,740
Miscellaneous	245,588
Total expenses before reductions	42,057,447
Expense reductions	(2,995,610)	39,061,837
Net investment income (loss)		3,363,145
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(621,641,228)
Foreign currency transactions	160,005
Total net realized gain (loss)		(621,481,223)
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,897,711,900)
Assets and liabilities in foreign currencies	(6,161)
Total change in net unrealized appreciation (depreciation)		(1,897,718,061)
Net gain (loss)		(2,519,199,284)
Net increase (decrease) in net assets resulting from operations		$ (2,515,836,139)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Growth Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2002 (Unaudited)	Year ended December 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,363,145	$ 25,955,845
Net realized gain (loss)	(621,481,223)	(2,008,980,783)
Change in net unrealized appreciation (depreciation)	(1,897,718,061)	(1,103,298,763)
Net increase (decrease) in net assets resulting from operations	(2,515,836,139)	(3,086,323,701)
Distributions to shareholders from net investment income	(25,839,894)	(10,651,148)
Distributions to shareholders from net realized gain	-	(1,124,534,087)
Total distributions	(25,839,894)	(1,135,185,235)
Share transactions - net increase (decrease)	(431,389,021)	105,985,623
Total increase (decrease) in net assets	(2,973,065,054)	(4,115,523,313)
Net Assets
Beginning of period	13,305,892,686	17,421,415,999
End of period (including undistributed net investment income of $1,561,051 and undistributed net investment income of $24,523,436, respectively)	$ 10,332,827,632	$ 13,305,892,686
Other Information:
Share Transactions	Six months ended June 30, 2002 (Unaudited)
Shares	Initial Class	Service Class	Service Class 2	Service Class 2R A
Sold	14,326,418	4,566,332	3,843,134	3,221
Reinvested	745,326	62,377	7,951	-
Redeemed	(31,450,879)	(5,032,053)	(1,426,025)	-
Net increase (decrease)	(16,379,135)	(403,344)	2,425,060	3,221
Dollar s
Sold	$ 458,501,180	$ 145,619,022	$ 120,625,461	$ 100,000
Reinvested	23,619,367	1,970,483	250,044	-
Redeemed	(981,230,058)	(155,660,915)	(45,183,605)	-
Net increase (decrease)	$ (499,109,511)	$ (8,071,410)	$ 75,691,900	$ 100,000

	Year ended December 31, 2001
Shares	Initial Class	Service Class	Service Class 2	Service Class 2R A
Sold	39,041,869	13,312,909	5,569,506	-
Reinvested	24,560,455	3,016,784	119,736	-
Redeemed	(78,112,878)	(9,325,901)	(1,260,574)	-
Net increase (decrease)	(14,510,554)	7,003,792	4,428,668	-
Dollars
Sold	$ 1,384,695,642	$ 479,702,662	$ 192,198,699	-
Reinvested	1,006,978,664	123,326,141	4,880,430	-
Redeemed	(2,719,903,391)	(324,004,271)	(41,888,953)	-
Net increase (decrease)	$ (328,229,085)	$ 279,024,532	$ 155,190,176	-

Distributions	Six months ended June 30, 2002 (Unaudited)
	Initial Class	Service Class	Service Class 2	Service Class 2R A
From net investment income	$ 23,619,367	$ 1,970,483	$ 250,044	$ -
From net realized gain	-	-	-	-
Total	$ 23,619,367	$ 1,970,483	$ 250,044	$ -

	Year ended December 31, 2001
	Initial Class	Service Class	Service Class 2	Service Class 2R A
From net investment income	$ 10,599,775	$ -	$ 51,373	$ -
From net realized gain	996,378,889	123,326,141	4,829,057	-
Total	$ 1,006,978,664	$ 123,326,141	$ 4,880,430	$ -

A Commencement of sale of shares April 24, 2002.

See accompanying notes which are an integral part of the financial statements.

Growth Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 33.61	$ 43.66	$ 54.93	$ 44.87	$ 37.10	$ 31.14
Income from Investment Operations
Net investment income (loss) E	.01	.07	.03	.07	.08	.20
Net realized and unrealized gain (loss)	(6.47)	(7.27)	(5.27)	15.10	12.85	6.91
Total from investment operations	(6.46)	(7.20)	(5.24)	15.17	12.93	7.11
Distributions from net investment income	(.07)	(.03)	(.06)	(.08)	(.19)	(.21)
Distributions from net realized gain	-	(2.82)	(5.97)	(5.03)	(4.97)	(.94)
Total distributions	(.07)	(2.85)	(6.03)	(5.11)	(5.16)	(1.15)
Net asset value, end of period	$ 27.08	$ 33.61	$ 43.66	$ 54.93	$ 44.87	$ 37.10
Total Return B, C, D	(19.25)%	(17.67)%	(10.96)%	37.44%	39.49%	23.48%
Ratios to Average Net Assets F
Expenses before expense reductions	.67% A	.68%	.65%	.66%	.68%	.69%
Expenses net of voluntary waivers, if any	.67% A	.68%	.65%	.66%	.68%	.69%
Expenses net of all reductions	.62% A	.65%	.64%	.65%	.66%	.67%
Net investment income (loss)	.07% A	.19%	.07%	.14%	.21%	.58%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,789,520	$ 11,458,659	$ 15,517,271	$ 17,142,411	$ 11,243,824	$ 7,727,132
Portfolio turnover rate	97% A	105%	103%	84%	123%	113%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997 F
Selected Per-Share Data
Net asset value, beginning of period	$ 33.48	$ 43.51	$ 54.80	$ 44.82	$ 37.09	$ 36.92
Income from Investment Operations
Net investment income (loss) E	-	.03	(.02)	.02	.06	.03
Net realized and unrealized gain (loss)	(6.45)	(7.24)	(5.25)	15.07	12.83	.14
Total from investment operations	(6.45)	(7.21)	(5.27)	15.09	12.89	.17
Distributions from net investment income	(.04)	-	(.05)	(.08)	(.19)	-
Distributions from net realized gain	-	(2.82)	(5.97)	(5.03)	(4.97)	-
Total distributions	(.04)	(2.82)	(6.02)	(5.11)	(5.16)	-
Net asset value, end of period	$ 26.99	$ 33.48	$ 43.51	$ 54.80	$ 44.82	$ 37.09
Total Return B, C, D	(19.28)%	(17.74)%	(11.05)%	37.29%	39.38%	.46%
Ratios to Average Net Assets G
Expenses before expense reductions	.78% A	.78%	.76%	.77%	.80%	.79% A
Expenses net of voluntary waivers, if any	.78% A	.78%	.76%	.77%	.80%	.79% A
Expenses net of all reductions	.73% A	.75%	.74%	.75%	.75%	.77% A
Net investment income (loss)	(.03)% A	.09%	(.04)%	.04%	.15%	.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,323,867	$ 1,655,758	$ 1,847,051	$ 916,330	$ 136,142	$ 2,015
Portfolio turnover rate	97% A	105%	103%	84%	123%	113%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period November 3, 1997 (commencement of sale of shares) to December 31, 1997.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 33.34	$ 43.43	$ 53.40
Income from Investment Operations
Net investment income (loss) E	(.03)	(.02)	(.09)
Net realized and unrealized gain (loss)	(6.42)	(7.22)	(3.86)
Total from investment operations	(6.45)	(7.24)	(3.95)
Distributions from net investment income	(.04)	(.03)	(.05)
Distributions from net realized gain	-	(2.82)	(5.97)
Total distributions	(.04)	(2.85)	(6.02)
Net asset value, end of period	$ 26.85	$ 33.34	$ 43.43
Total Return B, C, D	(19.36)%	(17.87)%	(8.88)%
Ratios to Average Net Assets G
Expenses before expense reductions	.94% A	.93%	.91% A
Expenses net of voluntary waivers, if any	.94% A	.93%	.91% A
Expenses net of all reductions	.89% A	.90%	.90% A
Net investment income (loss)	(.19)% A	(.06)%	(.19)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 219,355	$ 191,475	$ 57,095
Portfolio turnover rate	97% A	105%	103%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class 2R

Six months ended June 30, 2002
(Unaudited) F
Selected Per-Share Data
Net asset value, beginning of period	$ 31.05
Income from Investment Operations
Net investment income (loss) E	(.01)
Net realized and unrealized gain (loss)	(4.19)
Total from investment operations	(4.20)
Net asset value, end of period	$ 26.85
Total Return B, C, D	(13.53)%
Ratios to Average Net Assets G
Expenses before expense reductions	.94% A
Expenses net of voluntary waivers, if any	.94% A
Expenses net of all reductions	.89% A
Net investment income (loss)	(.19)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 86
Portfolio turnover rate	97% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period April 24, 2002 (commencement of sale of shares) to June 30, 2002.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Growth Portfolio

Notes to Financial Statements

For the period ended June 30, 2002 (Unaudited)

1. Significant Accounting Policies.

Growth Portfolio (the fund) is a fund of Variable Insurance Products Fund (the trust) (referred to in this report as Fidelity Variable Insurance Products: Growth Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers Initial Class shares, Service Class shares, Service Class 2 shares and Service Class 2R shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are readily available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales price if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADR's, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information, if any, regarding income taxes under the caption "Income Tax Information."

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, capital loss carryforwards, and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Short-Term Trading (Redemption) Fees. Service Class 2R shares held less than 60 days are subject to a short-term trading fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .30% of the fund's average net assets and a group fee rate that averaged ..28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, each class paid FDC the following amounts, all of which were reallowed to insurance companies, for the distribution of shares and providing shareholder support services.

Service Class	$ 781,869
Service Class 2	270,101
Service Class 2R	44
$ 1,052,014

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees of the fund were equivalent to an annualized rate of .07% of average net assets.

For the period, the following amounts were paid to FIIOC:

Initial Class	$ 3,499,342
Service Class	522,521
Service Class 2	80,314
Service Class 2R	15
$ 4,102,192

Growth Portfolio

4. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc.(FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $453,067 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Certain security trades were directed to brokers who paid $2,993,829 of the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $1,781.

8. Other Information.

At the end of the period, Fidelity Investments Life Insurance Company (FILI) and its subsidiaries, affiliates of FMR, were the owners of record of 12% of the total outstanding shares of the fund. In addition, two unaffiliated insurance companies were the owners of record of 35% of the total outstanding shares of the fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

Mellon Bank, N.A.
Pittsburgh, PA

VIPGRWT-SANN-0802 157785
1.705692.104

Fidelity® Variable Insurance Products:

High Income Portfolio

Semiannual Report

June 30, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

Market Environment	<Click Here>	A review of what happened in world markets during the past six months.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy, and outlook.
Investment Summary	<Click Here>	A summary of the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

The views expressed in this report reflect those of the fund's portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Market Environment

Investors hoping for a U.S. economic and stock market recovery in 2002 got what they were looking for, but only during the first quarter of the year. A dismal second quarter wiped out the U.S. stock markets' gains, pushing a number of equity benchmarks below their post-September 11 lows. The pace of the economic recovery also stalled, further impeding any upward momentum for stock prices. The primary culprit behind the markets' downfall during the overall six-month period ending June 30, 2002, was the lack of faith in Corporate America's balance sheets. High-profile accounting scandals shook investors' confidence, which was already tenuous due to worries about terrorism, earnings shortfalls and layoffs. Of the seven major domestic market sectors tracked by Goldman Sachs, only one - natural resources - had a positive return. Technology, utilities and health care all had double-digit losses. International equities were more immune to the troubles that plagued the U.S., and generally fared better as a result. Japan, Asia-Pacific and emerging-markets stocks were among the best performers in the first half of the year, including South Korea, despite posting one of the worst second-quarter stock market performances in the world. On the fixed-income side, U.S. investment-grade bonds offered steady single-digit gains, but a weaker U.S. dollar led to better returns for government bonds of international developed nations.

U.S. Stock Markets

From Enron to ImClone to WorldCom, a series of alleged fraudulent accounting practices and other questionable activities rocked investors' trust in the integrity of corporate governance during the past six months. As a result, money flowed out of equities as fast as reports of new scandals poured in. With all eyes focused on balance sheets and bookkeeping, it seemed many failed to notice the positive reports coming from the economic front. First quarter GDP - gross domestic product - was surprisingly strong; productivity soared to levels not reached in years; consumer spending continued to be resilient; and the Federal Reserve Board bypassed several opportunities to raise interest rates, leaving them at 40-year lows. Unfortunately, pessimism overwhelmed optimism and left the equity markets with negative returns for the first half of 2002. The blue-chip bellwether Dow Jones Industrial AverageSM, which at one point dipped below the 9,000-point level, fell 6.90% for the six-month period. The tech- and telecom-heavy NASDAQ Composite® Index declined 24.85%, its worst first half since 1974, and the large-cap weighted Standard & Poor's 500SM Index suffered a loss of 13.16%.

Foreign Stock Markets

The Morgan Stanley Capital InternationalSM Europe, Australasia and Far East (MSCI® EAFE®) Index - designed to represent the performance of developed stock markets outside the U.S. and Canada - dropped 1.46% during the past six months, a much better showing than most American benchmarks. Canadian stock markets also fared better than their neighbors to the south, as the S&P®/TSX Composite Index had a return of -1.65%. Japan did surprisingly well considering the nation's recent economic woes. The Tokyo Stock Exchange Stock Price Index (TOPIX), a broad measure of the Japanese stock market, rose 9.14%. Meanwhile, the MSCI Emerging Markets Free Index, a gauge of emerging-markets equity performance, shrugged off a weak second quarter to gain 2.07% for the overall six-month period.

U.S. Bond Markets

After a slow start, investment-grade bonds surged forward later in the six-month period. In that time, the Lehman Brothers® Aggregate Bond Index - a proxy for taxable-bond performance - returned 3.79%. Mortgage securities were the best performers in the taxable-bond market, returning 4.51% according to the Lehman Brothers Mortgage-Backed Securities Index. Mortgages benefited when a drop in refinancing activity led to lower volatility and more predictable cash flows. Growing demand for higher-yielding, less interest rate sensitive alternatives to Treasuries paced the return of agency bonds, as the Lehman Brothers U.S. Agency Index gained 4.08%. Corporate bonds, however, struggled with bankruptcies and credit downgrades, and the Lehman Brothers Credit Bond Index advanced only 2.63%, compared to a 3.61% return for the Lehman Brothers Treasury Index. The high-yield bond market faced numerous difficulties, culminating in the second quarter, when the Merrill Lynch High Yield Master II Index - a proxy of the overall high-yield bond market - posted its worst quarterly performance ever. The index lost 5.37% for the overall six-month period.

Foreign Bond Markets

For the past several years, a strong U.S. dollar tempered the performance of government bonds elsewhere in the world. But that situation showed signs of reversing during the past six months, as the dollar, after reaching a 15-year high in February on a trade-weighted basis versus foreign currencies, fell slowly but steadily through the remainder of the period. In response, the Salomon Smith Barney® Non-U.S. Dollar World Government Bond Index - a market-value-weighted index designed to represent the performance of 16 world government bond markets, excluding the United States - jumped 11.84% during the past six months. That return was more than three times higher than the Lehman Brothers Government Bond Index, a proxy for U.S. government bond performance, which returned 3.78%. Emerging-markets debt, one of the strongest performing asset classes entering the period, carried that momentum through the first quarter of 2002. However, a flat return in April, followed by a disappointing May and June, ate away much of the emerging markets' six-month gains. Still, the J.P. Morgan Emerging Markets Bond Index Global - which measures the debt performance of more than 30 emerging-markets nations - had a positive return for the period, up 0.91%.

Semiannual Report

Fidelity Variable Insurance Products: High Income Portfolio - Initial Class

Performance

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the past 10 years total return would have been lower.

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity® VIP: High Income - Initial Class	-9.09%	-5.86%	3.25%
ML High Yield Master II	-4.36%	1.14%	6.28%
Variable Annuity High Current Yield Funds Average	-3.78%	-0.10%	5.32%

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. To measure how the Initial Class' performance stacked up against its peers, you can compare it to the variable annuity high current yield funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 79 variable annuities. These benchmarks include reinvested dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

The fund includes high yielding, lower-rated securities which are subject to greater price volatility and may involve greater risk of default. The market for these securities may be less liquid.

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: High Income Portfolio - Initial Class on June 30, 1992. As the chart shows, by June 30, 2002, the value of the investment would have grown to $13,773 - a 37.73% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master II Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $18,384 - an 83.84% increase.

Understanding Performance

How a fund did yesterday is no guarantee of
how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Variable Insurance Products: High Income Portfolio - Service Class

Performance

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Service Class shares took place on November 3, 1997. Performance for Service Class shares reflects an asset-based service fee (12b-1 fee), and returns prior to November 3, 1997 are those of Initial Class and do not include the effects of Service Class' 12b-1 fee. Had Service Class' 12b-1 fee been reflected, returns prior to November 3, 1997 would have been lower. If Fidelity had not reimbursed certain fund expenses, the past 10 years total return would have been lower.

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity® VIP: High Income - Service Class	-9.12%	-5.95%	3.20%
ML High Yield Master II	-4.36%	1.14%	6.28%
Variable Annuity High Current Yield Funds Average	-3.78%	-0.10%	5.32%

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. To measure how the Service Class' performance stacked up against its peers, you can compare it to the variable annuity high current yield funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 79 variable annuities. These benchmarks include reinvested dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

The fund includes high yielding, lower-rated securities which are subject to greater price volatility and may involve greater risk of default. The market for these securities may be less liquid.

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: High Income Portfolio - Service Class on June 30, 1992. As the chart shows, by June 30, 2002, the value of the investment would have grown to $13,708 - a 37.08% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master II Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $18,384 - an 83.84% increase.

Understanding Performance

How a fund did yesterday is no guarantee of
how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Variable Insurance Products: High Income Portfolio - Service Class 2

Performance

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Service Class 2 shares took place on January 12, 2000. Performance for Service Class 2 shares reflects an asset-based service fee (12b-1 fee). Returns from November 3, 1997 to January 12, 2000 are those of Service Class which reflect a different 12b-1 fee. Service Class 2 returns prior to November 3, 1997 are those of Initial Class and do not include the effects of a 12b-1 fee. Had Service Class 2's 12b-1 fee been reflected, returns prior to January 12, 2000 would have been lower. If Fidelity had not reimbursed certain fund expenses, the past 10 years total return would have been lower.

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity® VIP: High Income - Service Class 2	-9.46%	-6.07%	3.14%
ML High Yield Master II	-4.36%	1.14%	6.28%
Variable Annuity High Current Yield Funds Average	-3.78%	-0.10%	5.32%

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. To measure how the Service Class 2's performance stacked up against its peers, you can compare it to the variable annuity high current yield funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 79 variable annuities. These benchmarks include reinvested dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

This fund includes high yielding, lower rated securities which are subject to greater price volatility and may involve greater risk of default. The market for these securities may be less liquid.

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: High Income Portfolio - Service Class 2 on June 30, 1992. As the chart shows, by June 30, 2002, the value of the investment would have grown to $13,620 - a 36.20% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master II Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $18,384 - an 83.84% increase.

Understanding Performance

How a fund did yesterday is no guarantee of
how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Variable Insurance Products: High Income Portfolio

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Mark Notkin, Portfolio Manager of Fidelity VIP High Income Portfolio

Q. How did the fund perform, Mark?

A. For the six-month period that ended June 30, 2002, the fund surpassed the performance of its benchmark, the Merrill Lynch High Yield Master II Index, which returned -5.37%. However, the fund fell short of the -3.54% return of its peers, as measured by the Lipper Inc. variable annuity high current yield funds average. For the 12-month period that ended June 30, 2002, the fund underperformed both the Merrill Lynch index, which lost 4.36%, and the Lipper average, which declined 3.78%.

Q. Why did the fund's six-month performance beat the Merrill Lynch index but lag the Lipper peer group?

A. Most of the fund's outperformance relative to its benchmark came from owning less of certain poor-performing telecommunications securities, such as WorldCom and Qwest Communications. Both of these companies were hit hard by revelations of improper accounting practices. My decision to underweight these particular investments, along with strong security selection in the cable television sector, helped us beat the Merrill Lynch index. Despite picking good telecommunications and cable credits, however, the fund remained somewhat overweighted in those sectors - a decision that hurt performance relative to the fund's Lipper peer group.

Q. What was your overall management strategy, given the challenging environment for high-yield investing?

A. Managing the fund's risk was my primary goal, and I was fairly comfortable with the way the portfolio was positioned. Throughout the period, I kept sector weightings within a reasonable margin of the Merrill Lynch index, as I believed that future outperformance would be driven by superior security selection. Another way I sought to reduce risk was to continue to increase the fund's overall credit quality.

Q. What were some of the securities that most helped fund results?

A. Investments in the publishing and printing sector were helpful. A position in American Color Graphics, one of the largest commercial offset printers in the U.S., especially helped. Nervous high-yield investors have recently been seeking solid, stable issuers. With a strong balance sheet and solid business fundamentals, American Color Graphics fit the bill and performed well. So did fund holdings in a couple of mining companies, Phelps Dodge and Freeport-McMoRan, which were favored because of their hard assets and good balance sheets. Finally, an investment in DaVita helped the fund's total return. DaVita, a security we sold before the end of the period and one of the largest U.S. providers of dialysis services to kidney patients, continued to generate healthy financial results.

Q. Did any of your investments disappoint?

A. Yes, unfortunately. Concerns about fraudulent accounting were rampant during the period, and the fund was hurt by some of the affected companies - though, as I mentioned, less than the benchmark was. Late in June, WorldCom announced that it improperly recorded $3.8 billion of expenses. Investors responded by immediately unloading its bonds. Adelphia Communications, a large cable television operator and fund holding, also allegedly committed multiple instances of accounting fraud, leading to the company's eventual bankruptcy. Adelphia was not in the portfolio as of the end of the period. Adelphia's problems spread to other cable providers, even those whose accounting was not suspect. One example was fund holding Cablevision, which provides cable services in the New York City area. In addition to "guilt by association," investors were wary of the company's relatively high debt load. There were other disappointments in the fund not related to accounting problems. For example, Nextel, a wireless communications service provider, was a victim of investors' recent negative attitude toward the wireless industry - even though, in my opinion, the company continued to execute its business strategy quite well. Similarly, Broadwing, a voice and data communications provider, was hurt by the ongoing malaise in the telecom industry.

Q. What's your outlook, Mark?

A. I think the next six months are likely to be challenging for high-yield investing, with fears about corporate accounting continuing to take center stage. My focus will remain on high-yield securities with good liquidity, issued by companies with tangible assets and strong balance sheets. I'll likely shy away from companies that need a lot of external funding to continue operating. As important as it is to choose high-yield investments that may go up, I think it's just as important to avoid investments with a higher-than-average risk of going way, way down.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page <Click Here>.

Fund Facts

Goal: high current income, while also considering growth of capital, by normally investing primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities

Start date: September 19, 1985

Size: as of June 30, 2002, more than $1.2 billion

Manager: Mark Notkin, since 2001; joined Fidelity in 1994

3

Semiannual Report

Fidelity Variable Insurance Products: High Income Portfolio

Investment Summary

Top Five Holdings as of June 30, 2002
(by issuer, excluding cash equivalents)	% of fund's net assets
Nextel Communications, Inc.	2.7
EchoStar DBS Corp.	1.8
Allied Waste North America, Inc.	1.8
CSC Holdings, Inc.	1.7
American Color Graphics, Inc.	1.7
9.7
Top Five Market Sectors as of June 30, 2002
% of fund's net assets
Telecommunications	11.2
Cable TV	8.8
Healthcare	8.3
Gaming	6.4
Energy	6.3
Quality Diversification as of June 30, 2002
% of fund's investments
Aaa, Aa, A	0.8
Baa	7.1
Ba	27.2
B	48.1
Caa, Ca, C	9.1
D	0.0
Not Rated	2.3

Table excludes short-term investments. Rating percentages include securities rated by a nationally recognized rating agency and may include unrated securities considered by Fidelity to be of comparable quality.

Semiannual Report

Fidelity Variable Insurance Products: High Income Portfolio

Investments June 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 91.7%
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Convertible Bonds - 3.8%
Cable TV - 0.5%
EchoStar Communications Corp. 4.875% 1/1/07 (g)	Caa1	$ 7,975,000	$ 6,085,922
Healthcare - 0.8%
Total Renal Care Holdings:
7% 5/15/09 (g)	B2	1,370,000	1,341,744
7% 5/15/09	B2	9,120,000	8,931,900
			10,273,644
Technology - 1.5%
Celestica, Inc. liquid yield option note 0% 8/1/20	Ba2	26,120,000	11,064,432
Solectron Corp.:
liquid yield option note 0% 5/8/20	Ba3	6,550,000	3,733,500
0% 11/20/20	Ba3	8,380,000	3,917,650
			18,715,582
Telecommunications - 1.0%
Nextel Communications, Inc.:
5.25% 1/15/10	B3	20,570,000	8,717,566
6% 6/1/11 (g)	B3	5,463,000	2,451,794
6% 6/1/11	B3	4,759,000	2,135,839
			13,305,199
TOTAL CONVERTIBLE BONDS			48,380,347
Nonconvertible Bonds - 87.9%
Aerospace - 1.4%
Alliant Techsystems, Inc. 8.5% 5/15/11	B2	10,955,000	11,393,200
L-3 Communications Corp. 7.625% 6/15/12 (g)	Ba3	5,050,000	5,050,000
Transdigm, Inc. 10.375% 12/1/08 (g)	B3	1,270,000	1,301,750
			17,744,950
Air Transportation - 1.6%
American Airlines pass thru trust certificate 7.8% 4/1/08	A	6,050,000	6,065,125
Continental Airlines, Inc. pass thru trust certificate:
6.795% 8/2/18	Baa3	2,435,827	2,272,945
6.9% 1/2/17	Baa3	895,387	831,756
Delta Air Lines, Inc.:
pass thru trust certificate 10.06% 1/2/16	Ba1	1,260,000	1,184,400
8.3% 12/15/29	Ba3	6,105,000	4,395,600
8.54% 1/2/07	Ba1	817,295	768,257
Northwest Airlines pass thru trust certificate:
6.81% 2/1/20	A3	1,526,426	1,480,053
7.575% 3/1/19	A3	1,227,367	1,253,878

Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
7.691% 4/1/17	Baa2	$ 240,000	$ 235,320
8.304% 9/1/10	Ba2	1,544,844	1,459,878
			19,947,212
Automotive - 3.1%
ArvinMeritor, Inc. 8.75% 3/1/12	Baa3	5,510,000	5,890,190
Dana Corp. 10.125% 3/15/10 (g)	Ba3	5,760,000	5,904,000
Dura Operating Corp. 8.625% 4/15/12 (g)	B1	4,340,000	4,340,000
Foamex LP/Foamex Capital Corp. 10.75% 4/1/09 (g)	B3	2,240,000	2,284,800
Lear Corp.:
7.96% 5/15/05	Ba1	920,000	943,000
8.11% 5/15/09	Ba1	4,000,000	4,120,000
Stoneridge, Inc. 11.5% 5/1/12 (g)	B2	1,360,000	1,383,800
Teekay Shipping Corp. 8.875% 7/15/11	Ba2	13,810,000	14,362,400
			39,228,190
Broadcasting - 2.8%
Chancellor Media Corp.:
8% 11/1/08	Ba1	4,220,000	4,177,800
8.125% 12/15/07	Ba2	1,430,000	1,415,700
Entercom Radio LLC/Entercom Capital, Inc. 7.625% 3/1/14	Ba3	2,640,000	2,620,200
Nextmedia Operating, Inc. 10.75% 7/1/11	B3	6,780,000	6,881,700
Radio One, Inc. 8.875% 7/1/11	B3	20,970,000	20,970,000
			36,065,400
Building Materials - 0.1%
American Standard, Inc. 7.375% 2/1/08	Ba2	1,180,000	1,203,600
Cable TV - 8.3%
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
8.625% 4/1/09	B2	7,220,000	4,837,400
9.625% 11/15/09	B2	660,000	445,500
10% 4/1/09	B2	2,390,000	1,649,100
10% 5/15/11	B2	12,230,000	8,194,100
10.75% 10/1/09	B2	2,440,000	1,683,600
11.125% 1/15/11	B2	5,670,000	3,969,000
CSC Holdings, Inc.:
7.625% 4/1/11	Ba1	24,260,000	19,408,000
7.625% 7/15/18	Ba2	1,837,000	1,451,230
7.875% 2/15/18	Ba2	680,000	523,600
Diamond Cable Communications PLC yankee 13.25% 9/30/04 (d)	Ca	6,435,000	1,608,750
Corporate Bonds - continued
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Cable TV - continued
Echostar Broadband Corp. 10.375% 10/1/07	B1	$ 11,775,000	$ 11,304,000
EchoStar DBS Corp.:
9.125% 1/15/09 (g)	B1	6,400,000	5,856,000
9.375% 2/1/09	B1	18,065,000	16,800,450
International Cabletel, Inc. 11.5% 2/1/06 (d)	Ca	25,540,000	7,662,000
NTL Communications Corp.:
0% 10/1/08 (d)(e)	Ca	935,000	243,100
11.5% 10/1/08 (d)	Ca	4,490,000	1,347,000
NTL, Inc. 0% 4/1/08 (d)(e)	Ca	1,185,000	319,950
PanAmSat Corp.:
6.125% 1/15/05	Ba2	2,340,000	2,129,400
6.375% 1/15/08	Ba2	3,540,000	3,292,200
Pegasus Satellite Communications, Inc.:
0% 3/1/07 (e)	Caa1	16,665,000	4,166,250
12.375% 8/1/06	B3	1,410,000	740,250
Telewest Communications PLC:
9.875% 2/1/10	Caa3	320,000	128,000
11.25% 11/1/08	Caa3	2,920,000	1,168,000
Telewest PLC yankee:
9.625% 10/1/06	Caa3	7,325,000	2,930,000
11% 10/1/07	Caa3	9,620,000	3,896,100
			105,752,980
Capital Goods - 1.1%
AGCO Corp. 9.5% 5/1/08	Ba3	1,020,000	1,081,200
Kansas City Southern Railway Co.:
7.5% 6/15/09 (g)	Ba2	7,225,000	7,225,000
9.5% 10/1/08	Ba2	590,000	637,200
Tyco International Group SA yankee 6.375% 10/15/11	Ba2	7,180,000	5,496,362
			14,439,762
Chemicals - 2.2%
Compass Minerals Group, Inc. 10% 8/15/11	B3	4,800,000	5,040,000
Huntsman International LLC 9.875% 3/1/09 (g)	B3	3,830,000	3,849,150
JohnsonDiversey, Inc. 9.625% 5/15/12 (g)	B2	4,845,000	5,063,025
Lyondell Chemical Co.:
9.5% 12/15/08	Ba3	2,480,000	2,306,400
9.625% 5/1/07	Ba3	2,830,000	2,688,500
9.875% 5/1/07	Ba3	1,775,000	1,695,125
OM Group, Inc. 9.25% 12/15/11	B3	7,745,000	7,977,350
			28,619,550

Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Consumer Products - 1.5%
Pennzoil-Quaker State Co.:
6.75% 4/1/09	Ba2	$ 1,110,000	$ 1,137,750
9.4% 12/1/02 (f)	Ba2	330,000	333,300
10% 11/1/08	Ba3	1,880,000	2,171,400
Quaker State Corp. 6.625% 10/15/05	Ba2	2,590,000	2,661,225
Revlon Consumer Products Corp.:
8.125% 2/1/06	Caa3	1,650,000	1,155,000
9% 11/1/06	Caa3	2,430,000	1,701,000
12% 12/1/05	Caa1	6,830,000	6,761,700
Sealy Mattress Co. 9.875% 12/15/07	B3	3,325,000	3,358,250
			19,279,625
Containers - 2.4%
Owens-Brockway Glass Container, Inc. 8.875% 2/15/09 (g)	B2	8,335,000	8,376,675
Owens-Illinois, Inc.:
7.15% 5/15/05	B3	7,300,000	6,971,500
7.35% 5/15/08	B3	440,000	396,000
7.5% 5/15/10	B3	640,000	580,800
7.8% 5/15/18	B3	480,000	412,800
7.85% 5/15/04	B3	2,510,000	2,453,525
8.1% 5/15/07	B3	6,000,000	5,610,000
Sealed Air Corp.:
6.95% 5/15/09 (g)	Baa3	4,960,000	4,414,400
8.75% 7/1/08 (g)	Baa3	1,700,000	1,759,500
			30,975,200
Diversified Financial Services - 0.5%
Delta Air Lines, Inc. pass thru trust certificate 7.92% 5/18/12	Baa1	2,865,000	2,967,913
MeriStar Hospitality Operating Partnership LP/MeriStar Hospitality Finance Corp. II 9.125% 1/15/11 (g)	B1	1,760,000	1,689,600
Northwest Airlines pass thru trust certificate 7.248% 7/2/14	Ba2	2,152,479	1,826,594
			6,484,107
Diversified Media - 2.7%
Corus Entertainment, Inc. 8.75% 3/1/12	B1	11,725,000	11,900,875
Entravision Communications Corp. 8.125% 3/15/09 (g)	B3	7,890,000	7,929,450
Lamar Media Corp. 8.625% 9/15/07	Ba3	320,000	328,000
Corporate Bonds - continued
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Diversified Media - continued
LBI Media, Inc. 10.125% 7/15/12 (h)	B3	$ 5,015,000	$ 5,015,000
Penton Media, Inc. 11.875% 10/1/07 (g)	B3	10,160,000	8,737,600
			33,910,925
Electric Utilities - 3.8%
AES Corp.:
8.75% 6/15/08	Ba3	970,000	601,400
8.875% 2/15/11	Ba3	2,510,000	1,531,100
9.375% 9/15/10	Ba3	11,525,000	7,145,500
9.5% 6/1/09	Ba3	370,000	240,500
CMS Energy Corp. 9.875% 10/15/07	B3	9,700,000	7,275,000
Edison International 6.875% 9/15/04	B3	2,455,000	2,234,050
Pacific Gas & Electric Co.:
6.25% 8/1/03	B3	3,625,000	3,552,500
6.25% 3/1/04	B3	2,875,000	2,760,000
8.375% 5/1/25	B3	1,390,000	1,396,950
9.625% 11/1/05 (g)	Caa2	3,010,000	3,010,000
Sierra Pacific Power Co. 8% 6/1/08	Ba2	1,890,000	1,795,500
Southern California Edison Co. 7.625% 1/15/10	Ba3	4,530,000	4,122,300
Western Resources, Inc.:
7.875% 5/1/07 (g)	Ba1	6,330,000	6,282,525
9.75% 5/1/07 (g)	Ba2	7,140,000	6,854,400
			48,801,725
Energy - 6.3%
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	Ba3	4,620,000	4,620,000
Canadian Forest Oil Ltd. 8.75% 9/15/07	B1	4,420,000	4,464,200
Chesapeake Energy Corp.:
8.125% 4/1/11	B1	14,110,000	13,933,625
8.375% 11/1/08	B1	4,240,000	4,208,200
CMS Panhandle Holding Co. 6.5% 7/15/09	Ba2	755,000	596,450
DI Industries, Inc. 8.875% 7/1/07	B1	2,095,000	2,136,900
Encore Acquisition Co. 8.375% 6/15/12 (g)	B2	1,825,000	1,825,000
Forest Oil Corp. 8% 12/15/11	Ba3	3,450,000	3,450,000
Grant Prideco, Inc. 9.625% 12/1/07	Ba3	3,220,000	3,356,850
Key Energy Services, Inc. 8.375% 3/1/08	Ba3	1,700,000	1,738,250
Luscar Coal Ltd. 9.75% 10/15/11	Ba3	3,770,000	4,033,900

Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Magnum Hunter Resources, Inc. 9.6% 3/15/12 (g)	B2	$ 2,060,000	$ 2,132,100
Panhandle Eastern Pipe Line Co. 7.2% 8/15/24	Ba2	485,000	363,750
Plains Exploration & Production Co. LP 8.75% 7/1/12 (g)	-	5,050,000	4,967,988
Plains Resources, Inc.:
Series B, 10.25% 3/15/06	B2	5,000,000	5,162,500
Series D, 10.25% 3/15/06	B2	6,615,000	6,829,988
Series F, 10.25% 3/15/06	B2	1,770,000	1,814,250
PSEG Energy Holdings, Inc.:
8.5% 6/15/11	Baa3	1,070,000	995,100
8.625% 2/15/08	Baa3	3,335,000	3,168,250
SESI LLC 8.875% 5/15/11	B1	390,000	393,900
Trico Marine Services, Inc. 8.875% 5/15/12 (g)	B2	2,410,000	2,391,925
Vintage Petroleum, Inc. 8.25% 5/1/12 (g)	Ba3	8,145,000	8,022,825
			80,605,951
Entertainment/Film - 1.9%
AMC Entertainment, Inc.:
9.5% 3/15/09	Caa3	4,915,000	4,865,850
9.5% 2/1/11	Caa3	3,685,000	3,648,150
Cinemark USA, Inc. 8.5% 8/1/08	Caa2	8,515,000	8,046,675
Regal Cinemas Corp. 9.375% 2/1/12 (g)	B3	7,620,000	7,924,800
			24,485,475
Environmental - 1.8%
Allied Waste North America, Inc.:
7.625% 1/1/06	Ba3	8,310,000	7,977,600
7.875% 1/1/09	Ba3	2,553,000	2,457,263
8.5% 12/1/08	Ba3	9,090,000	8,908,200
8.875% 4/1/08	Ba3	3,080,000	3,049,200
			22,392,263
Food and Drug Retail - 0.5%
Pathmark Stores, Inc. 8.75% 2/1/12	B2	2,030,000	2,070,600
Rite Aid Corp.:
6.125% 12/15/08 (g)	Caa3	3,500,000	2,065,000
6.875% 8/15/13	Caa3	2,500,000	1,525,000
7.7% 2/15/27	Caa3	350,000	206,500
			5,867,100
Food/Beverage/Tobacco - 1.7%
Chiquita Brands International, Inc. 10.56% 3/15/09	-	3,550,000	3,692,000
Constellation Brands, Inc. 8.125% 1/15/12	Ba3	1,360,000	1,407,600
Corn Products International, Inc. 8.25% 7/15/07 (h)	Ba1	6,660,000	6,592,867
Corporate Bonds - continued
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Food/Beverage/Tobacco - continued
Dean Foods Co.:
6.625% 5/15/09	B1	$ 220,000	$ 209,000
6.9% 10/15/17	B1	2,010,000	1,728,600
8.15% 8/1/07	B1	4,075,000	4,176,875
Del Monte Corp. 9.25% 5/15/11	B3	3,315,000	3,447,600
Michael Foods, Inc. 11.75% 4/1/11	B2	330,000	363,000
			21,617,542
Gaming - 6.4%
Argosy Gaming Co. 9% 9/1/11	B2	5,290,000	5,422,250
Coast Hotels & Casinos, Inc. 9.5% 4/1/09	B	4,873,000	5,116,650
Harrah's Operating Co., Inc. 7.5% 1/15/09	Baa3	3,000,000	3,097,500
Horseshoe Gaming LLC 8.625% 5/15/09	B2	14,079,000	14,149,395
International Game Technology 8.375% 5/15/09	Ba1	3,550,000	3,727,500
MGM Mirage, Inc. 8.5% 9/15/10	Ba1	2,030,000	2,146,725
Mirage Resorts, Inc.:
6.625% 2/1/05	Ba1	930,000	922,662
7.25% 10/15/06	Ba1	230,000	228,624
Penn National Gaming, Inc. 8.875% 3/15/10	B3	9,945,000	9,845,550
Station Casinos, Inc. 8.375% 2/15/08	B1	19,545,000	19,984,763
Sun International Hotels Ltd./Sun International North America, Inc.:
8.875% 8/15/11	B2	6,655,000	6,771,463
8.875% 8/15/11 (g)	B2	4,240,000	4,314,200
yankee 8.625% 12/15/07	B2	2,970,000	3,036,825
Wheeling Island Gaming, Inc. 10.125% 12/15/09	B3	3,110,000	3,203,300
			81,967,407
Healthcare - 7.3%
aaiPharma, Inc. 11% 4/1/10 (g)	Caa1	6,310,000	5,868,300
ALARIS Medical Systems, Inc.:
9.75% 12/1/06	Caa1	4,100,000	4,038,500
11.625% 12/1/06	B2	3,505,000	3,908,075
Alderwoods Group, Inc. 11% 1/2/07	-	10,881,000	10,935,405
AmerisourceBergen Corp. 8.125% 9/1/08	Ba3	1,620,000	1,668,600
Biovail Corp. 7.875% 4/1/10	B2	12,095,000	11,671,675

Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Coventry Health Care, Inc. 8.125% 2/15/12	Ba3	$ 3,660,000	$ 3,733,200
HealthSouth Corp.:
7.625% 6/1/12 (g)	Ba1	1,380,000	1,352,400
8.375% 10/1/11	Ba1	5,520,000	5,768,400
8.5% 2/1/08	Ba1	2,220,000	2,275,500
Mariner Post-Acute Network, Inc. 9.5% 11/1/07 (d)	-	11,630,000	1,163
Meditrust Exercisable Put Options Securities Trust 7.114% 8/15/04 (g)	Ba3	5,500,000	5,390,000
PacifiCare Health Systems, Inc. 10.75% 6/1/09 (g)	B3	5,330,000	5,383,300
Senior Housing Properties Trust 8.625% 1/15/12	Ba2	7,900,000	8,137,000
Service Corp. International (SCI):
6% 12/15/05	B1	5,000,000	4,500,000
7.2% 6/1/06	B1	1,000,000	940,000
Stewart Enterprises, Inc. 10.75% 7/1/08	B2	3,250,000	3,607,500
Sybron Dental Specialties, Inc. 8.125% 6/15/12 (g)	B2	820,000	820,000
Triad Hospitals Holdings, Inc. 11% 5/15/09	B2	460,000	506,000
Triad Hospitals, Inc. 8.75% 5/1/09	B1	8,940,000	9,387,000
Vanguard Health Systems, Inc. 9.75% 8/1/11	B3	3,455,000	3,593,200
			93,485,218
Homebuilding/Real Estate - 3.2%
Beazer Homes USA, Inc. 8.625% 5/15/11	Ba2	4,915,000	4,988,725
Champion Enterprises, Inc. 11.25% 4/15/07 (g)	B2	1,695,000	1,423,800
Crescent Real Estate Equities LP/Crescent Finance Co. 9.25% 4/15/09 (g)	Ba3	6,245,000	6,307,450
D.R. Horton, Inc.:
7.875% 8/15/11	Ba1	1,470,000	1,422,225
8% 2/1/09	Ba1	3,630,000	3,575,550
Del Webb Corp. 9.375% 5/1/09	Ba1	2,000,000	2,100,000
Lennar Corp. 9.95% 5/1/10	Ba1	3,040,000	3,389,600
LNR Property Corp. 10.5% 1/15/09	Ba3	3,340,000	3,440,200
MeriStar Hospitality Operating Partnership LP/MeriStar Hospitality Finance Corp. II 10.5% 6/15/09 (g)	B1	820,000	828,200
Pulte Homes, Inc. 7.875% 8/1/11	Baa3	2,000,000	2,099,400
Ryland Group, Inc. 9.125% 6/15/11	Ba3	5,000,000	5,300,000
Corporate Bonds - continued
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Homebuilding/Real Estate - continued
Standard Pacific Corp. 9.25% 4/15/12	Ba3	$ 2,295,000	$ 2,295,000
WCI Communities, Inc. 10.625% 2/15/11	B1	3,150,000	3,307,500
			40,477,650
Hotels - 0.7%
Host Marriott LP 8.375% 2/15/06	Ba3	3,490,000	3,455,100
KSL Recreation Group, Inc. 10.25% 5/1/07	B2	5,000,000	5,100,000
			8,555,100
Leisure - 2.2%
Florida Panthers Holdings, Inc. 9.875% 4/15/09	B2	11,000,000	11,330,000
Premier Parks, Inc. 0% 4/1/08 (e)	B2	1,000,000	966,250
Six Flags, Inc.:
8.875% 2/1/10	B2	7,000,000	7,000,000
9.5% 2/1/09	B2	3,500,000	3,570,000
The Hockey Co. 11.25% 4/15/09 (g)	B2	5,320,000	5,320,000
			28,186,250
Metals/Mining - 1.4%
Freeport-McMoRan Copper & Gold, Inc.:
7.2% 11/15/26	B3	7,675,000	7,387,188
7.5% 11/15/06	B3	1,880,000	1,701,400
Joy Global, Inc. 8.75% 3/15/12	B2	1,585,000	1,616,700
Phelps Dodge Corp. 8.75% 6/1/11	Baa3	7,540,000	7,728,500
			18,433,788
Paper - 2.5%
Fort James Corp. 6.875% 9/15/07	Ba1	940,000	888,300
Georgia-Pacific Group:
7.5% 5/15/06	Ba1	360,000	351,000
8.125% 5/15/11	Ba1	1,170,000	1,123,200
Mail-Well I Corp. 9.625% 3/15/12 (g)	B1	4,460,000	4,504,600
Packaging Corp. of America 9.625% 4/1/09	Ba2	9,000,000	9,675,000
Riverwood International Corp. 10.625% 8/1/07	B3	6,270,000	6,520,800
Stone Container Corp.:
8.375% 7/1/12 (g)	B2	3,350,000	3,375,125
9.75% 2/1/11	B2	4,525,000	4,841,750
World Color Press, Inc. 8.375% 11/15/08	Baa2	350,000	360,500
			31,640,275

Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Publishing/Printing - 3.6%
American Color Graphics, Inc. 12.75% 8/1/05	Caa1	$ 21,340,000	$ 21,286,645
American Media Operations, Inc. 10.25% 5/1/09	B2	5,170,000	5,428,500
CanWest Media, Inc. 10.625% 5/15/11	B2	3,180,000	3,180,000
World Color Press, Inc. 7.75% 2/15/09	Baa2	4,855,000	4,855,000
Yell Finance BV:
0% 8/1/11 (e)	B2	2,160,000	1,474,200
10.75% 8/1/11	B2	8,500,000	9,222,500
			45,446,845
Railroad - 1.1%
TFM SA de CV:
10.25% 6/15/07	B1	4,670,000	4,354,775
11.75% 6/15/09	B1	10,180,000	9,594,650
			13,949,425
Restaurants - 1.7%
Domino's, Inc. 10.375% 1/15/09	B2	5,130,000	5,514,750
Tricon Global Restaurants, Inc. 8.875% 4/15/11	Ba1	15,730,000	16,713,125
			22,227,875
Services - 0.7%
Iron Mountain, Inc.:
8.25% 7/1/11	B2	520,000	520,000
8.625% 4/1/13	B2	1,560,000	1,587,300
8.75% 9/30/09	B2	4,630,000	4,711,025
Pierce Leahy Command Co. yankee 8.125% 5/15/08	B2	755,000	760,663
Pierce Leahy Corp. 9.125% 7/15/07	B2	1,800,000	1,863,000
			9,441,988
Shipping - 0.4%
Transport Maritima Mexicana SA de CV yankee:
9.5% 5/15/03	B2	2,310,000	1,940,400
10.25% 11/15/06	B2	4,980,000	3,585,600
			5,526,000
Steels - 0.9%
AK Steel Corp.:
7.75% 6/15/12 (g)	B1	6,410,000	6,377,950
7.875% 2/15/09	B1	2,180,000	2,169,100
9.125% 12/15/06	B1	2,620,000	2,744,450
			11,291,500
Corporate Bonds - continued
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Technology - 2.7%
Dunlop Standard Aerospace Holdings PLC 11.875% 5/15/09	B3	$ 960,000	$ 1,012,800
Fairchild Semiconductor Corp.:
10.375% 10/1/07	B2	1,830,000	1,894,050
10.5% 2/1/09	B2	1,840,000	1,941,200
Fisher Scientific International, Inc. 8.125% 5/1/12 (g)	B3	2,310,000	2,292,675
Flextronics International Ltd. 9.875% 7/1/10	Ba2	6,730,000	6,965,550
Micron Technology, Inc. 6.5% 9/30/05 (j)	Ba2	10,000,000	8,900,000
Seagate Technology HDD Holdings 8% 5/15/09 (g)	Ba2	3,850,000	3,830,750
Solectron Corp. 9.625% 2/15/09	Ba3	3,000,000	2,730,000
Xerox Corp. 9.75% 1/15/09 (g)	B1	5,545,000	4,546,900
			34,113,925
Telecommunications - 9.4%
AXXENT, Inc. 15% 12/30/04 (d)(j)	-	17,227,552	516,827
Crown Castle International Corp.:
9.375% 8/1/11	B3	8,600,000	5,418,000
9.5% 8/1/11	B3	700,000	437,500
10.75% 8/1/11	B3	2,835,000	1,828,575
Dobson Communications Corp. 10.875% 7/1/10	B3	1,220,000	793,000
Millicom International Cellular SA 13.5% 6/1/06	Caa1	9,650,000	3,377,500
Nextel Communications, Inc.:
9.375% 11/15/09	B3	18,070,000	9,035,000
9.5% 2/1/11	B3	10,400,000	5,044,000
12% 11/1/08	B3	2,495,000	1,497,000
Orange PLC yankee 9% 6/1/09	Baa3	7,700,000	6,699,000
Orbital Imaging Corp.:
Series B 11.625% 3/1/05 (d)	-	7,110,000	1,350,900
Series D 11.625% 3/1/05 (d)	-	3,680,000	699,200
Pacific Northwest Bell Tel.Co. 4.5% 4/1/03	Baa3	670,000	659,950
PTC International Finance BV 0% 7/1/07 (e)	B1	3,940,000	3,979,400

Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
PTC International Finance II SA 11.25% 12/1/09	B1	$ 11,000,000	$ 11,110,000
Qwest Corp. 8.875% 3/15/12 (g)	Baa3	15,390,000	13,697,100
Rogers Cantel, Inc. yankee 9.375% 6/1/08	Baa3	3,335,000	2,234,450
Rogers Wireless, Inc. 9.625% 5/1/11	Baa3	5,790,000	3,879,300
Satelites Mexicanos SA de CV 3.36% 6/30/04 (g)(i)	B1	12,567,000	11,310,300
SpectraSite Holdings, Inc.:
0% 4/15/09 (e)	Caa3	11,240,000	2,922,400
0% 3/15/10 (e)	Caa3	1,410,000	366,600
10.75% 3/15/10	Caa3	9,960,000	4,382,400
12.5% 11/15/10	Caa3	2,435,000	1,095,750
TeleCorp PCS, Inc. 0% 4/15/09 (e)	Baa2	2,723,000	2,178,400
Tritel PCS, Inc. 0% 5/15/09 (e)	Baa2	4,815,000	3,852,000
U.S. West Communications 7.2% 11/1/04	Baa3	6,870,000	6,114,300
VoiceStream Wireless Corp.:
0% 11/15/09 (e)	Baa2	2,637,000	1,925,010
10.375% 11/15/09	Baa2	7,558,000	7,104,520
WorldCom, Inc.:
6.4% 8/15/05 (d)	Ca	5,455,000	900,075
6.5% 5/15/04 (d)	Ca	940,000	155,100
7.375% 1/15/06 (d)(g)	CCC-	755,000	124,575
7.5% 5/15/11 (d)	Ca	21,785,000	3,594,525
8% 5/16/06 (d)	Ca	4,925,000	812,625
8.25% 5/15/31 (d)	Ca	10,915,000	1,800,975
			120,896,257
TOTAL NONCONVERTIBLE BONDS			1,123,061,060
TOTAL CORPORATE BONDS (Cost $1,293,274,118)			1,171,441,407
Commercial Mortgage Securities - 1.4%

Commercial Mortgage Asset Trust Series 1999-C1 Class F, 6.25% 11/17/13 (g)	Ba1	4,750,000	3,566,953
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 6.9628% 4/25/21 (i)	Caa1	1,526,100	1,358,229
Meritor Mortgage Security Corp. Series 1987-1 Class B, 9.4% 2/1/10 (g)	-	1,350,000	98,685
Mortgage Capital Funding, Inc. Series 1998-MC3 Class F, 7.5222% 11/18/31 (g)(i)	Ba1	4,500,000	3,956,133
Commercial Mortgage Securities - continued
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nationslink Funding Corp. Series 1998-2 Class F, 7.105% 8/20/30 (g)	BB	$ 4,500,000	$ 3,739,219
Nomura Asset Securities Corp. Series 1998-D6 Class B1, 6% 3/15/30 (g)	BB+	2,553,000	1,926,318
Structured Asset Securities Corp.:
Series 1994-C1 Class F, 6.87% 8/25/26	A	1,707,728	1,710,930
Series 1995-C1 Class F, 7.375% 9/25/24 (g)	-	2,000,000	1,992,500
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $16,754,283)			18,348,967
Common Stocks - 0.1%
	Shares
Automotive - 0.0%
Insilco Corp. warrants 8/15/07 (a)	7,380	74
Capital Goods - 0.0%
Tokheim Corp. (a)	135,835	40,751
Diversified Financial Services - 0.0%
Delta Financial Corp. warrants 12/21/10 (a)	14,310	143
Delta Funding Residual Exchange Co. LLC Class A (membership interest) (a)	1,350	243,000
Delta Funding Residual Management, Inc. (a)	1,350	14
ECM Corp. LP (a)(g)	3,000	258,000
		501,157
Healthcare - 0.0%
Wright Medical Technology, Inc. warrants 6/30/03 (a)	3,212	32
Homebuilding/Real Estate - 0.0%
Swerdlow Real Estate Group, Inc.:
Class A (j)	79,800	1
Class B (j)	19,817	0
		1
Hotels - 0.0%
MOA Hospitality, Inc.	3,000	12,000
Technology - 0.0%
Ampex Corp. Class A (a)	9,600	18,720
Telecommunications - 0.0%
AXXENT, Inc. Class B (a)	448,319	11,827
Textiles & Apparel - 0.1%
Arena Brands Holding Corp. Class B	48,889	941,113
TOTAL COMMON STOCKS (Cost $13,328,107)		1,525,675
Nonconvertible Preferred Stocks - 2.2%
	Shares	Value (Note 1)
Diversified Financial Services - 0.7%
American Annuity Group Capital Trust II $88.75	8,910	$ 8,500,140
Delta Financial Corp. Series A, $10.00	1,350	27,000
		8,527,140
Healthcare - 0.2%
Fresenius Medical Care Capital Trust II $78.75	2,625	2,432,966
Homebuilding/Real Estate - 0.5%
Swerdlow Real Estate Group, Inc.:
junior (j)	19,817	0
mezzanine (j)	79,800	1
senior (j)	79,800	6,299,276
		6,299,277
Technology - 0.0%
Ampex Corp. 8% non-cumulative	338	527,280
Telecommunications - 0.8%
Broadwing Communications, Inc. Series B, $125.00 pay-in-kind	15,265	3,053,000
Nextel Communications, Inc.:
Series D, $130.00 pay-in-kind	629	182,410
Series E, $111.25 pay-in-kind	28,695	6,599,850
XO Communications, Inc. $7.00 pay-in-kind	18	0
		9,835,260
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $57,325,548)		27,621,923
Floating Rate Loans - 0.4%
Ratings (unaudited) (b)		Principal Amount
Automotive - 0.4%
Accuride Corp. Tranche B term loan 5.6875% 1/23/06 (i) (Cost $4,183,097)	-	$ 4,617,037	4,340,015
Money Market Funds - 2.8%
	Shares
Fidelity Cash Central Fund, 1.89% (c) (Cost $36,168,070)	36,168,070	$ 36,168,070
Cash Equivalents - 0.2%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at 1.75%, dated 6/28/02 due 7/1/02 (Cost $3,044,000)	$ 3,044,445	$ 3,044,000
TOTAL INVESTMENT PORTFOLIO - 98.8% (Cost $1,424,077,223)		1,262,490,057
NET OTHER ASSETS - 1.2%		14,779,892
NET ASSETS - 100%		$ 1,277,269,949
Legend
(a) Non-income producing
(b) For certain securities not individually rated by a nationally recognized rating agency, the ratings listed have been assigned by Fidelity.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(e) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $233,126,206 or 18.3% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
AXXENT, Inc. 15% 12/30/04	12/31/97 - 12/31/00	$ 16,468,192
Micron Technology, Inc. 6.5% 9/30/05	3/3/99 - 10/7/99	$ 7,794,500
Swerdlow Real Estate Group, Inc. Class A	1/15/99	$ 11,132
Swerdlow Real Estate Group, Inc. Class B	1/15/99	$ 2,760
Swerdlow Real Estate Group, Inc. junior	1/15/99	$ 2,760
Swerdlow Real Estate Group, Inc. mezzanine	1/15/99	$ 78,520
Swerdlow Real Estate Group, Inc. senior	1/15/99	$ 7,618,828
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $737,898,948 and $753,706,693, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $6,454 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $15,716,105 or 1.2% of net assets.

The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $4,340,015 or 0.4% of net assets.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which loans were outstanding amounted to $9,219,000. The weighted average interest rate was 1.88%. At period end there were no interfund loans outstanding.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	87.0%
Canada	4.1
Mexico	2.4
Luxembourg	1.6
United Kingdom	1.2
Netherlands	1.1
Marshall Islands	1.1
Bahamas (Nassau)	1.0
Others (individually less than 1%)	0.5
100.0%
Income Tax Information

At June 30, 2002, the aggregate cost of investment securities for income tax purposes was $1,414,109,413. Net unrealized depreciation aggregated $151,619,356, of which $29,800,714 related to appreciated investment securities and $181,420,070 related to depreciated investment securities.

At December 31, 2001, the fund had a capital loss carryforward of approximately $1,229,518,000 of which $78,331,000, $378,633,000 and $772,554,000 will expire on December 31, 2007, 2008 and 2009, respectively.

See accompanying notes which are an integral part of the financial statements.

High Income Portfolio

Fidelity Variable Insurance Products: High Income Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2002 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $3,044,000) (cost $ 1,424,077,223) - See accompanying schedule		$ 1,262,490,057
Cash		468,350
Receivable for investments sold		18,711,199
Receivable for fund shares sold		194,252
Interest receivable		29,264,548
Total assets		1,311,128,406
Liabilities
Payable for investments purchased Regular delivery	$ 19,311,396
Delayed delivery	11,607,867
Payable for fund shares redeemed	2,154,802
Accrued management fee	617,071
Distribution fees payable	22,768
Other payables and accrued expenses	144,553
Total liabilities		33,858,457
Net Assets		$ 1,277,269,949
Net Assets consist of:
Paid in capital		$ 2,620,360,731
Undistributed net investment income		116,648,219
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,298,151,894)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(161,587,107)
Net Assets		$ 1,277,269,949
Initial Class: Net Asset Value, offering price and redemption price per share ($1,042,292,173 ÷ 190,275,938 shares)		$ 5.48
Service Class: Net Asset Value, offering price and redemption price per share ($213,331,886 ÷ 39,102,051 shares)		$ 5.46
Service Class 2: Net Asset Value, offering price and redemption price per share ($21,645,890 ÷ 3,991,130 shares)		$ 5.42

Statement of Operations

	Six months ended June 30, 2002 (Unaudited)
Investment Income
Dividends		$ 3,652,033
Interest		66,748,502
Total income		70,400,535
Expenses
Management fee	$ 4,155,374
Transfer agent fees	512,712
Distribution fees	143,425
Accounting fees and expenses	220,732
Non-interested trustees' compensation	2,512
Custodian fees and expenses	23,452
Registration fees	402
Audit	24,885
Legal	5,290
Interest	2,403
Miscellaneous	40,883
Total expenses before reductions	5,132,070
Expense reductions	(7,548)	5,124,522
Net investment income (loss)		65,276,013
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(71,451,183)
Foreign currency transactions	(76)
Total net realized gain (loss)		(71,451,259)
Change in net unrealized appreciation (depreciation) on: Investment securities	(53,977,359)
Assets and liabilities in foreign currencies	134
Total change in net unrealized appreciation (depreciation)		(53,977,225)
Net gain (loss)		(125,428,484)
Net increase (decrease) in net assets resulting from operations		$ (60,152,471)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: High Income Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2002 (Unaudited)	Year ended December 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 65,276,013	$ 195,916,081
Net realized gain (loss)	(71,451,259)	(848,680,562)
Change in net unrealized appreciation (depreciation)	(53,977,225)	459,973,759
Net increase (decrease) in net assets resulting from operations	(60,152,471)	(192,790,722)
Distributions to shareholders from net investment income	(146,986,706)	(225,311,206)
Share transactions - net increase (decrease)	32,611,967	170,357,427
Total increase (decrease) in net assets	(174,527,210)	(247,744,501)
Net Assets
Beginning of period	1,451,797,159	1,699,541,660
End of period (including undistributed net investment income of $116,648,219 and undistributed net investment income of $265,180,350, respectively)	$ 1,277,269,949	$ 1,451,797,159
Other Information:
Share Transactions	Six months ended June 30, 2002 (Unaudited)
Shares	Initial Class	Service Class	Service Class 2
Sold	69,980,857	12,354,217	2,111,839
Reinvested	21,420,774	4,185,869	334,654
Redeemed	(88,553,322)	(14,120,157)	(1,052,345)
Net increase (decrease)	2,848,309	2,419,929	1,394,148
Dollars
Sold	$ 413,488,480	$ 72,269,274	$ 12,283,826
Reinvested	121,455,787	23,650,162	1,880,757
Redeemed	(523,444,711)	(82,896,736)	(6,074,872)
Net increase (decrease)	$ 11,499,556	$ 13,022,700	$ 8,089,711

	Year ended December 31, 2001
Shares	Initial Class	Service Class	Service Class 2
Sold	144,472,534	28,397,679	2,198,430
Reinvested	24,517,471	3,882,761	94,413
Redeemed	(160,943,304)	(23,505,039)	(278,883)
Net increase (decrease)	8,046,701	8,775,401	2,013,960
Dollars
Sold	$ 1,039,766,530	$ 203,316,935	$ 15,105,054
Reinvested	193,933,192	30,634,983	743,031
Redeemed	(1,145,326,697)	(165,986,997)	(1,828,604)
Net increase (decrease)	$ 88,373,025	$ 67,964,921	$ 14,019,481

Distributions	Six months ended June 30, 2002 (Unaudited)
	Initial Class	Service Class	Service Class 2
From net investment income	$ 121,455,786	$ 23,650,162	$ 1,880,758
From net realized gain	-	-	-
Total	$ 121,455,786	$ 23,650,162	$ 1,880,758

	Year ended December 31, 2001
	Initial Class	Service Class	Service Class 2
From net investment income	$ 193,933,192	$ 30,634,983	$ 743,031
From net realized gain	-	-	-
Total	$ 193,933,192	$ 30,634,983	$ 743,031

See accompanying notes which are an integral part of the financial statements.

High Income Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 6.410	$ 8.180	$ 11.320	$ 11.530	$ 13.580	$ 12.520
Income from Investment Operations
Net investment income (loss) E	.264	.849 G	1.123	1.095	1.111	1.124
Net realized and unrealized gain (loss)	(.524)	(1.619) G	(3.513)	(.195)	(1.591)	.936
Total from investment operations	(.260)	(.770)	(2.390)	.900	(.480)	2.060
Distributions from net investment income	(.670)	(1.000)	(.750)	(1.075)	(.970)	(.890)
Distributions from net realized gain	-	-	-	(.030)	(.600)	(.110)
Distributions in excess of net realized gain	-	-	-	(.005)	-	-
Total distributions	(.670)	(1.000)	(.750)	(1.110)	(1.570)	(1.000)
Net asset value, end of period	$ 5.480	$ 6.410	$ 8.180	$ 11.320	$ 11.530	$ 13.580
Total ReturnB, C, D	(4.41)%	(11.73)%	(22.54)%	8.25%	(4.33)%	17.67%
Ratios to Average Net AssetsF
Expenses before expense reductions	.69% A	.71%	.68%	.69%	.70%	.71%
Expenses net of voluntary waivers, if any	.69% A	.71%	.68%	.69%	.70%	.71%
Expenses net of all reductions	.69% A	.70%	.68%	.69%	.70%	.71%
Net investment income (loss)	9.07% A	12.08% G	11.38%	9.80%	9.14%	8.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,042,292	$ 1,201,085	$ 1,467,250	$ 2,257,610	$ 2,348,954	$ 2,329,516
Portfolio turnover rate	110% A	138%	68%	82%	92%	118%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective January 1, 2001, the fund adopted the provisions of the AICPA and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share, ratios and supplemental data for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997F
Selected Per-Share Data
Net asset value, beginning of period	$ 6.380	$ 8.150	$ 11.290	$ 11.520	$ 13.570	$ 13.380
Income from Investment Operations
Net investment income (loss) E	.260	.833 H	1.102	1.074	1.082	.203
Net realized and unrealized gain (loss)	(.510)	(1.613) H	(3.502)	(.194)	(1.562)	(.013)
Total from investment operations	(.250)	(.780)	(2.400)	.880	(.480)	.190
Distributions from net investment income	(.670)	(.990)	(.740)	(1.075)	(.970)	-
Distributions from net realized gain	-	-	-	(.030)	(.600)	-
Distributions in excess of net realized gain	-	-	-	(.005)	-	-
Total distributions	(.670)	(.990)	(.740)	(1.110)	(1.570)	-
Net asset value, end of period	$ 5.460	$ 6.380	$ 8.150	$ 11.290	$ 11.520	$ 13.570
Total ReturnB, C, D	(4.27)%	(11.90)%	(22.68)%	8.08%	(4.34)%	1.42%
Ratios to Average Net AssetsG
Expenses before expense reductions	.79% A	.81%	.78%	.79%	.82%	.81%A
Expenses net of voluntary waivers, if any	.79% A	.81%	.78%	.79%	.82%	.81%A
Expenses net of all reductions	.79% A	.81%	.78%	.79%	.82%	.80%A
Net investment income (loss)	8.97% A	11.97% H	11.28%	9.69%	9.51%	10.75%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 213,332	$ 234,204	$ 227,549	$ 253,972	$ 129,587	$ 2,919
Portfolio turnover rate	110% A	138%	68%	82%	92%	118%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period November 3, 1997 (commencement of sale of shares) to December 31, 1997.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective January 1, 2001, the fund adopted the provisions of the AICPA and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share, ratios and supplemental data for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

High Income Portfolio

Financial Highlights - Service Class 2

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000F
Selected Per-Share Data
Net asset value, beginning of period	$ 6.360	$ 8.130	$ 11.140
Income from Investment Operations
Net investment income (loss) E	.252	.788 H	.936
Net realized and unrealized gain (loss)	(.522)	(1.568) H	(3.206)
Total from investment operations	(.270)	(.780)	(2.270)
Distributions from net investment income	(.670)	(.990)	(.740)
Net asset value, end of period	$ 5.420	$ 6.360	$ 8.130
Total ReturnB, C, D	(4.62)%	(11.93)%	(21.83)%
Ratios to Average Net AssetsG
Expenses before expense reductions	.96% A	.98%	1.01%A
Expenses net of voluntary waivers, if any	.96% A	.98%	1.01%A
Expenses net of all reductions	.96% A	.98%	1.01%A
Net investment income (loss)	8.80% A	11.81% H	11.04%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,646	$ 16,508	$ 4,742
Portfolio turnover rate	110% A	138%	68%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective January 1, 2001, the fund adopted the provisions of the AICPA and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share, ratios and supplemental data for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2002 (Unaudited)

1. Significant Accounting Policies.

High Income Portfolio (the fund) is a fund of Variable Insurance Products Fund (the trust) (referred to in this report as Fidelity Variable Insurance Products: High Income Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales price if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer supplied valuations and electronic data processing techniques. Equity securities for which market quotations are readily available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADR's, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. Foreign governments may also impose taxes on other payments or transactions with respect to foreign securities. The fund accrues such taxes as applicable. The Schedule of Investments includes information, if any, regarding income taxes under the caption "Income Tax Information."

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes witheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for litigation proceeds, defaulted bonds, market discount, non-taxable dividends, capital loss carryforwards, and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is "marked to market" daily and equivalent deliverable securities are held for the transaction. The values of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .45% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

High Income Portfolio

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

For the period, each class paid FDC the following amounts, all of which were reallowed to insurance companies, for the distribution of shares and providing shareholder support services.

Service Class	$ 118,431
Service Class 2	24,994
$ 143,425

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees of the fund were equivalent to an annualized rate of .07% of average net assets.

For the period, the following amounts were paid to FIIOC:

Initial Class	$ 422,144
Service Class	81,531
Service Class 2	9,037
$ 512,712

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $525,646 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Certain security trades were directed to brokers who paid $1,515 of the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $6,033.

7. Other Information.

At the end of the period, Fidelity Investments Life Insurance Company (FILI) and its subsidiaries, affiliates of FMR, were the owners of record of 14% of the total outstanding shares of the fund. In addition, two unaffiliated insurance companies were the owners of record of 57% of the total outstanding shares of the fund.

Semiannual Report

Semiannual Report

High Income Portfolio

Semiannual Report

High Income Portfolio

Semiannual Report

High Income Portfolio

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

The Bank of New York
New York, NY

VIPHI-SANN-0802 157786
1.705694.104

Fidelity® Variable Insurance Products:

Money Market Portfolio

Semiannual Report

June 30, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Third party marks appearing herein are the property of their respective owners.

All marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

The views expressed in this report reflect those of the fund's portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Semiannual Report

Fidelity Variable Insurance Products: Money Market Portfolio - Initial Class

Performance

To measure a money market fund's performance, you can look at either total return or yield. Total return reflects the change in value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance.

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity® VIP: Money Market - Initial Class	2.46%	4.96%	4.80%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had achieved that return by performing at a constant rate each year.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

A money market fund's total returns and yields will vary, and reflect past results rather than predict future performance.

Yield

	7/2/02	4/2/02	1/1/02	10/2/01	7/3/01
Fidelity VIP: Money Market - Initial Class	1.69%	1.83%	2.06%	3.22%	3.90%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year.

Comparing Performance

The U.S. government neither insures nor guarantees a money market fund. In fact, there is no assurance that a money market fund will maintain a $1 share price. A money market fund returns to its shareholders income earned by the fund's investments after expenses.

3

Semiannual Report

Fidelity Variable Insurance Products: Money Market Portfolio - Service Class

Performance

To measure a money market fund's performance, you can look at either total return or yield. Total return reflects the change in value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. The initial offering of Service Class shares took place on July 7, 2000. Performance for Service Class shares reflects an asset-based service fee (12b-1 fee), and returns prior to July 7, 2000 are those of Initial Class and do not include the effects of a 12b-1 fee. Had Service Class' 12b-1 fee been reflected, returns prior to July 7, 2000 would have been lower. If Fidelity had not reimbursed certain fund expenses, the past five year and past ten year total returns would have been lower.

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity® VIP: Money Market - Service Class	2.39%	4.91%	4.77%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had achieved that return by performing at a constant rate each year.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

A money market fund's total returns and yields will vary, and reflect past results rather than predict future performance.

Yield

	7/2/02	4/2/02	1/1/02	10/2/01	7/3/01
Fidelity VIP: Money Market - Service Class	1.60%	1.76%	2.00%	3.13%	3.79%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year.

Comparing Performance

The U.S. government neither insures nor guarantees a money market fund. In fact, there is no assurance that a money market fund will maintain a $1 share price. A money market fund returns to its shareholders income earned by the fund's investments after expenses.

3

Semiannual Report

Fidelity Variable Insurance Products: Money Market Portfolio - Service Class 2

Performance

To measure a money market fund's performance, you can look at either total return or yield. Total return reflects the change in value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. The initial offering of Service Class 2 shares took place on January 12, 2000. Performance for Service Class 2 shares reflects an asset-based service fee (12b-1 fee), and returns prior to January 12, 2000 are those of Initial Class and do not include the effects of a 12b-1 fee. Had Service Class 2's 12b-1 fee been reflected, returns prior to January 12, 2000 would have been lower. If Fidelity had not reimbursed certain fund expenses, the past five year and past ten year total returns would have been lower.

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity® VIP: Money Market - Service Class 2	2.23%	4.81%	4.73%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had achieved that return by performing at a constant rate each year.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

A money market fund's total returns and yields will vary, and reflect past results rather than predict future performance.

Yield

	7/2/02	4/2/02	1/1/02	10/2/01	7/3/01
Fidelity VIP: Money Market - Service Class 2	1.45%	1.62%	1.85%	3.00%	3.62%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year.

Comparing Performance

The U.S. government neither insures nor guarantees a money market fund. In fact, there is no assurance that a money market fund will maintain a $1 share price. A money market fund returns to its shareholders income earned by the fund's investments after expenses.

3

Semiannual Report

Fidelity Variable Insurance Products: Money Market Portfolio

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Robert Duby, Portfolio Manager of Money Market Portfolio

Q. Bob, what was the investment environment like during the six months that ended June 30, 2002?

A. At the beginning of the period, the Federal Reserve Board had just finished an aggressive easing of monetary policy, having driven short-term interest rates to their lowest level in 40 years. The rate banks charge each other for overnight loans - known as the fed funds target rate - stood at 1.75% on January 1, 2002. Since then, the Fed has kept the target rate unchanged, although it moved from a bias toward lowering rates to support the economy to a more neutral stance. Earlier in 2002, many market participants expected the economy to rebound enough to encourage the Fed to reverse course and quickly raise rates. In fact, some expected the Fed to hike rates as early as May or June. However, generally positive economic data in the first quarter of 2002 turned mixed during early April and May. Nevertheless, the duration of the economic downturn remained mild by historical standards due to increased federal government spending and the delayed effect of the Fed's 2001 rate cuts. While pockets of weakness still existed, manufacturing was generally on the mend. However, weak business spending held back a full recovery, as did corporate governance scandals that eroded investor confidence in the financial markets.

Q. What other factors influenced the money markets?

A. The need for improved corporate governance has been an important factor within the money markets, one that led to greater volatility. In some instances, companies shut out of the commercial paper market due to investor hesitancy about their credit quality were forced to look elsewhere for funding. The amount of commercial paper outstanding fell dramatically during the period as a consequence, further exacerbated by the reduced corporate funding requirements associated with a slow business environment. The diminished supply of commercial paper combined with a record dollar volume of money market fund inflows during 2001 kept downward pressure on short-term market rates into 2002, even after the Fed had concluded its easing campaign.

Q. What was your strategy with the fund?

A. During the period, I looked to keep the average maturity of the portfolio relatively long because longer maturities offered more attractive risk/reward tradeoffs at a time when Fed action appeared increasingly unlikely. Credit quality concerns dominated my strategy throughout the period. In response, I used government agency discount notes during most of the period as the primary vehicle for adjusting maturities. As economic signs improved early this year, we began investing in corporate issuers with stronger financial profiles.

Q. What's your outlook, Bob?

A. The Fed's aggressive monetary policy in 2001 laid the foundation for surprisingly positive economic activity in the first quarter of 2002. The economy appears to have weathered the shocks of September 11 and the bursting of the technology bubble. At this point, the Fed's overriding objective appears to be one of nurturing the economic recovery. Benign inflation, excess capacity and soft economic data remove the need for the Fed to urgently increase rates in the near future. When business investment shows sustainable signs of strength, the Fed will likely begin to gradually raise rates. Given this environment, we are currently maintaining a neutral posture.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based upon market or other conditions. For more information, see page <Click Here>.

Fund Facts

Goal: income and share-price stability by investing in high-quality, short-term instruments

Start date: April 1, 1982

Size: as of June 30, 2002, more than $2.7 billion

Manager: Robert Duby, since 1997; joined Fidelity in 1982

3

Semiannual Report

Fidelity Variable Insurance Products: Money Market Portfolio

Investments June 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 0.5%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Bank One Corp. 8/1/02	1.86%	$ 15,000,000	$ 15,056,407
Certificates of Deposit - 48.5%
Domestic Certificates Of Deposit - 0.7%
Citibank NA, New York
9/4/02	1.82%	15,000,000	15,000,000
U.S. Bank NA, Cincinnati
11/1/02	1.95	5,000,000	5,000,000
			20,000,000
London Branch, Eurodollar, Foreign Banks - 28.6%
ABN-AMRO Bank NV
8/19/02	1.90	5,000,000	5,000,000
8/19/02	1.93	20,000,000	20,000,000
11/8/02	2.00	5,000,000	5,000,000
11/12/02	1.96	35,000,000	35,000,000
Australia & New Zealand Banking Group Ltd.
12/16/02	2.11	30,000,000	30,000,000
Banco Bilbao Vizcaya Argentaria SA
8/30/02	1.82	30,000,000	30,001,406
Barclays Bank PLC
9/16/02	1.97	35,000,000	34,998,512
9/19/02	2.01	25,000,000	25,000,000
10/28/02	2.04	25,000,000	25,000,000
11/12/02	1.96	10,000,000	10,000,000
12/13/02	2.07	5,000,000	5,000,000
Bayerische Hypo-und Vereinsbank AG
8/19/02	1.85	5,000,000	5,000,000
9/27/02	1.82	100,000,000	99,999,999
11/8/02	2.05	10,000,000	10,000,000
BNP Paribas SA
12/17/02	2.10	15,000,000	15,000,000
12/31/02	2.23	25,000,000	25,000,000
Credit Agricole Indosuez
12/31/02	2.24	5,000,000	5,000,000
Deutsche Bank AG
9/12/02	2.02	15,000,000	15,000,000
12/13/02	2.07	5,000,000	5,000,000
12/31/02	2.25	5,000,000	5,002,976
Dresdner Bank AG
11/13/02	2.03	5,000,000	5,000,000
Halifax PLC
8/27/02	1.96	10,000,000	10,000,000
11/8/02	2.00	15,000,000	15,000,000
11/12/02	1.96	10,000,000	10,000,000

Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
HBOS Treasury Services PLC
9/20/02	1.81% (a)	$ 50,000,000	$ 50,000,000
10/2/02	1.81	50,000,000	50,000,000
ING Bank NV
8/22/02	1.96	5,000,000	5,000,000
9/13/02	1.82	10,000,000	10,000,000
Landesbank Baden-Wuerttemberg
11/18/02	2.00	5,000,000	5,000,000
Landesbank Hessen-Thuringen
7/22/02	1.76	10,000,000	10,000,000
Lloyds TSB Bank PLC
9/12/02	2.00	9,000,000	9,000,000
9/27/02	2.00	20,000,000	20,000,000
9/30/02	2.01	20,000,000	20,000,000
12/31/02	2.22	25,000,000	25,000,313
12/31/02	2.23	25,000,000	25,000,000
National Australia Bank Ltd.
7/31/02	1.94	5,000,000	5,000,000
12/31/02	2.23	18,000,000	18,000,000
Nordea Bank Finland PLC
8/22/02	1.94	5,000,000	5,000,000
Nordea North America, Inc.
11/12/02	1.97	5,000,000	5,000,000
RaboBank Nederland Coop. Central
8/15/02	1.95	15,000,000	14,999,992
Royal Bank of Scotland PLC
7/5/02	1.95	25,000,000	25,000,000
7/8/02	1.94	25,000,000	25,000,000
Societe Generale
12/31/02	2.15	5,000,000	5,000,000
Westdeutsche Landesbank Girozentrale
8/12/02	2.00	5,000,000	4,999,497
11/8/02	2.01	10,000,000	10,000,000
			797,002,695
New York Branch, Yankee Dollar, Foreign Banks - 19.2%
Abbey National Treasury Services PLC
7/3/02	1.75 (b)	25,000,000	24,988,622
7/10/02	1.75 (b)	10,000,000	9,995,348
Bayerische Hypo-und Vereinsbank AG
7/8/02	2.00	10,000,000	9,999,731
7/31/02	1.85	10,000,000	9,998,551
Bayerische Landesbank Girozentrale
7/5/02	1.96	5,000,000	5,000,000
BNP Paribas SA
9/5/02	2.00	25,000,000	25,000,000
9/16/02	2.00	15,000,000	15,000,000
9/25/02	2.00	15,000,000	15,000,000
12/13/02	2.08	10,000,000	10,000,000
12/31/02	2.21	20,000,000	20,000,000
12/31/02	2.23	5,000,000	5,000,000
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
New York Branch, Yankee Dollar, Foreign Banks - continued
Canadian Imperial Bank of Commerce
7/22/02	1.77%	$ 5,000,000	$ 5,000,000
Credit Agricole Indosuez
7/1/02	1.93 (b)	10,000,000	9,995,427
12/13/02	2.08	15,000,000	15,000,000
Deutsche Bank AG
7/1/02	1.76 (b)	50,000,000	49,993,699
7/8/02	1.73 (b)	50,000,000	49,987,014
7/22/02	1.74 (b)	10,000,000	9,995,603
Dexia Bank SA
7/15/02	1.74 (b)	5,000,000	4,998,833
7/22/02	1.75 (b)	5,000,000	4,998,168
7/26/02	1.75 (b)	10,000,000	9,995,848
Lloyds TSB Bank PLC
7/2/02	1.74 (b)	5,000,000	4,997,741
National Westminster Bank PLC
7/5/02	4.10	30,000,000	29,996,858
Royal Bank of Canada
7/8/02	1.76 (b)	25,000,000	24,996,212
7/19/02	1.75 (b)	10,000,000	9,998,126
7/25/02	1.74 (b)	15,000,000	14,993,378
7/31/02	1.74 (b)	25,000,000	24,988,687
11/20/02	2.55	28,500,000	28,481,919
Societe Generale
7/15/02	1.74 (b)	5,000,000	4,998,901
7/22/02	1.76 (b)	15,000,000	14,995,677
7/25/02	1.76 (b)	25,000,000	24,989,678
Svenska Handelsbanken AB
8/1/02	1.75 (a)(b)	10,000,000	9,994,466
Toronto-Dominion Bank
7/22/02	1.74 (b)	5,000,000	4,997,801
UBS AG
11/27/02	2.56	25,000,000	25,000,000
			533,376,288
TOTAL CERTIFICATES OF DEPOSIT			1,350,378,983
Commercial Paper - 28.1%

Amsterdam Funding Corp.
7/15/02	1.80	50,000,000	49,965,000
Aspen Funding Corp.
8/5/02	1.95	5,000,000	4,990,618
Citibank Credit Card Master Trust I (Dakota Certificate Program)
7/8/02	1.81	50,000,000	49,982,403
7/16/02	1.80	10,000,000	9,992,500
7/22/02	1.80	45,000,000	44,952,750
8/7/02	1.82	30,000,000	29,944,192
Commerzbank U.S. Finance, Inc.
8/1/02	1.85	15,000,000	14,976,104

Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Corporate Receivables Corp.
7/24/02	1.80%	$ 50,000,000	$ 49,942,500
8/5/02	1.80	25,000,000	24,956,250
DaimlerChrysler North America Holding Corp.
7/16/02	2.08	5,000,000	4,995,688
Edison Asset Securitization LLC
10/3/02	1.92	15,000,000	14,925,583
10/3/02	1.94	5,000,000	4,974,933
11/1/02	2.02	10,000,000	9,931,667
Falcon Asset Securitization Corp.
7/10/02	1.80	50,000,000	49,977,500
7/18/02	1.80	25,000,000	24,978,750
8/5/02	1.84	15,000,000	14,973,167
8/28/02	1.85	5,000,000	4,985,178
Fleet Funding Corp.
9/10/02	1.82	5,000,000	4,982,151
Ford Motor Credit Co.
7/11/02	2.03	10,000,000	9,994,389
7/15/02	2.04	5,000,000	4,996,033
7/15/02	2.05	5,000,000	4,996,033
GE Capital International Funding, Inc.
8/19/02	1.84	25,000,000	24,937,729
General Electric Capital Corp.
9/10/02	1.95	5,000,000	4,980,968
9/11/02	1.99	5,000,000	4,980,300
12/9/02	2.10	10,000,000	9,907,425
General Electric Capital Services, Inc.
8/19/02	1.92	5,000,000	4,987,001
General Mills, Inc.
7/1/02	2.05	5,000,000	5,000,000
7/16/02	2.02	3,909,000	3,905,710
7/22/02	2.02	5,000,000	4,994,108
7/29/02	2.02	3,000,000	2,995,287
Montauk Funding Corp.
7/18/02	1.82	35,000,000	34,970,085
9/30/02	1.88	25,000,000	24,881,826
Morgan Stanley
7/1/02	2.08 (b)	40,000,000	40,000,000
Newcastle (Discover Card Master Trust)
8/5/02	1.81	5,000,000	4,991,250
8/6/02	1.83	5,000,000	4,990,900
9/12/02	1.82	5,000,000	4,981,649
9/13/02	1.82	5,000,000	4,981,397
Phillips Petroleum Co.
7/15/02	2.02	5,000,000	4,996,072
7/16/02	2.00	5,000,000	4,995,833
7/29/02	2.04	5,000,000	4,992,067
Quincy Capital Corp.
8/16/02	1.81	10,000,000	9,977,000
RaboBank Nederland Coop. Central
7/8/02	1.90	10,000,000	9,996,344
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Receivables Capital Corp.
7/24/02	1.80%	$ 5,000,000	$ 4,994,250
Sears Roebuck Acceptance Corp.
8/27/02	2.13	5,000,000	4,983,217
Sheffield Receivables Corp.
7/25/02	1.82	50,000,000	49,939,500
The Walt Disney Co.
8/6/02	2.16	5,000,000	4,989,250
UBS Finance, Inc.
10/28/02	1.98	27,237,000	27,060,535
Variable Funding Capital Corp.
8/5/02	1.81	25,000,000	24,956,250
Wyeth
7/8/02	1.87	5,000,000	4,998,182
8/12/02	1.88	5,000,000	4,989,092
TOTAL COMMERCIAL PAPER			782,766,616
Federal Agencies - 5.4%

Fannie Mae - 5.4%
Agency Coupons - 1.8%
7/1/02	1.83 (b)	50,000,000	49,986,444
Discount Notes - 3.6%
7/15/02	1.89	50,000,000	49,963,639
7/26/02	3.61	25,000,000	24,939,410
11/6/02	1.93	25,000,000	24,830,222
			99,733,271
TOTAL FEDERAL AGENCIES			149,719,715
Bank Notes - 3.2%

American Express Centurion Bank
7/15/02	1.81 (b)	5,000,000	5,000,000
7/26/02	1.81 (b)	5,000,000	5,000,000
Bank of America NA
8/14/02	1.93	20,000,000	20,000,000
Bank One NA, Chicago
7/17/02	1.94 (b)	25,000,000	25,016,854
U.S. Bank NA, Cincinnati
7/27/02	1.77 (b)	25,000,000	24,991,933
World Savings Bank FSB
9/4/02	1.82	10,000,000	9,999,461
TOTAL BANK NOTES			90,008,248
Master Notes - 2.3%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
General Motors Acceptance Corp. Mortgage Credit
7/1/02	2.29%	$ 25,000,000	$ 25,000,000
Goldman Sachs Group, Inc.
8/28/02	1.90 (c)	20,000,000	20,000,000
9/25/02	1.97 (c)	20,000,000	20,000,000
TOTAL MASTER NOTES			65,000,000
Medium-Term Notes - 4.0%

AT&T Corp.
8/6/02	3.05 (b)	25,000,000	25,000,000
Bank One Corp.
9/16/02	2.02 (b)	20,000,000	20,007,717
Citigroup, Inc.
7/12/02	1.81 (b)	5,000,000	5,000,000
General Electric Capital Corp.
7/9/02	1.87 (b)	20,000,000	20,000,000
7/29/02	1.84 (b)	10,000,000	10,000,000
Harwood Street Funding I LLC
7/22/02	1.96 (b)	10,000,000	10,000,000
Household Finance Corp.
9/20/02	1.98 (b)	10,000,000	9,991,538
Sheffield Receivables Corp.
7/22/02	1.80 (b)	5,000,000	5,000,000
Variable Funding Capital Corp.
7/19/02	1.79 (b)	5,000,000	4,999,899
TOTAL MEDIUM-TERM NOTES			109,999,154
Short-Term Notes - 2.8%

Jackson National Life Insurance Co.
7/1/02	2.19 (b)(c)	7,000,000	7,000,000
Metropolitan Life Insurance Co.
7/1/02	2.23 (b)(c)	10,000,000	10,000,000
Monumental Life Insurance Co.
7/1/02	1.98 (b)(c)	5,000,000	5,000,000
7/1/02	2.01 (b)(c)	5,000,000	5,000,000
New York Life Insurance Co.
7/1/02	2.16 (b)(c)	20,000,000	20,000,000
Pacific Life Insurance Co.
7/8/02	1.99 (b)(c)	5,000,000	5,000,000
SMM Trust 2001 M
9/13/02	1.89 (b)(c)	15,000,000	15,000,000
Transamerica Occidental Life Insurance Co.
8/1/02	2.08 (b)(c)	10,000,000	10,000,000
TOTAL SHORT-TERM NOTES			77,000,000
Repurchase Agreements - 5.6%
	Maturity Amount	Value (Note 1)
In a joint trading account (U.S. Government Obligations) dated 6/28/02 due 7/1/02 At 2%	$ 16,620,768	$ 16,618,000
With:
Bank of America NA At 2.08%, dated 6/28/02 due 7/1/02 (Commercial Paper Obligations) (principal amount $71,578,742) 0% - 2.05%, 7/12/02 - 8/22/02	70,012,133	70,000,000
J.P. Morgan Securities At 2.06%, dated 6/28/02 due 7/1/02 (Corporate Obligations) (principal amount $64,785,000) 0% - 7.65%, 8/2/02 - 4/15/16	70,012,017	70,000,000
TOTAL REPURCHASE AGREEMENTS		156,618,000
TOTAL INVESTMENT PORTFOLIO - 100.4%	2,796,547,123
NET OTHER ASSETS - (0.4)%	(10,391,034)
NET ASSETS - 100%	$ 2,786,156,089
Total Cost for Income Tax Purposes $ 2,796,547,123
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Goldman Sachs Group, Inc.: 1.90%, 8/28/02	6/11/02	$ 20,000,000.00
1.97%, 9/25/02	5/23/02	$ 20,000,000.00
Jackson National Life Insurance Co. 2.19%, 7/1/02	7/6/99	$ 7,000,000.00
Metropolitan Life Insurance Co. 2.23%, 7/1/02	3/26/02	$ 10,000,000.00
Monumental Life Insurance Co.: 1.98%, 7/1/02	9/17/98	$ 5,000,000.00
2.01%, 7/1/02	3/12/99	$ 5,000,000.00
New York Life Insurance Co. 2.16%, 7/1/02	2/28/02	$ 20,000,000.00
Pacific Life Insurance Co 1.99%, 7/8/02	9/6/01	$ 5,000,000.00
SMM Trust 2001 M 1.89%, 9/13/02	12/11/01	$ 15,000,000.00
Transamerica Occidental Life Insurance Co. 2.08%, 8/1/02	4/28/00	$ 10,000,000.00
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $117,000,000 or 4.2% of net assets.

See accompanying notes which are an integral part of the financial statements.

Money Market Portfolio

Fidelity Variable Insurance Products: Money Market Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2002 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $156,618,000) - See accompanying schedule		$ 2,796,547,123
Receivable for fund shares sold		47,079,343
Interest receivable		7,321,263
Total assets		2,850,947,729
Liabilities
Payable to custodian bank	$ 55,950
Payable for investments purchased on a delayed delivery basis	59,994,466
Payable for fund shares redeemed	3,794,280
Accrued management fee	461,108
Distribution fees payable	12,813
Other payables and accrued expenses	473,023
Total liabilities		64,791,640
Net Assets		$ 2,786,156,089
Net Assets consist of:
Paid in capital		$ 2,786,175,816
Accumulated net realized gain (loss) on investments		(19,727)
Net Assets		$ 2,786,156,089
Initial Class: Net Asset Value, offering price and redemption price per share ($2,719,610,590 ÷ 2,719,615,852 shares)		$ 1.00
Service Class: Net Asset Value, offering price and redemption price per share ($8,402,418 ÷ 8,400,860 shares)		$ 1.00
Service Class 2: Net Asset Value, offering price and redemption price per share ($58,143,081 ÷ 58,144,048 shares)		$ 1.00

Statement of Operations

	Six months ended June 30, 2002 (Unaudited)
Investment Income
Interest		$ 28,282,191
Expenses
Management fee	$ 2,686,835
Transfer agent fees	906,234
Distribution fees	60,816
Accounting fees and expenses	122,336
Non-interested trustees' compensation	4,537
Custodian fees and expenses	25,112
Registration fees	846
Audit	13,510
Legal	7,412
Miscellaneous	86,229
Total expenses before reductions	3,913,867
Expense reductions	(2,739)	3,911,128
Net investment income		24,371,063
Net Realized Gain (Loss) on Investment securities		(20,578)
Net increase in net assets resulting from operations		$ 24,350,485

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Money Market Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended June 30, 2002 (Unaudited)	Year ended December 31, 2001
Operations
Net investment income	$ 24,371,063	$ 105,115,032
Net realized gain (loss)	(20,578)	71,154
Net increase (decrease) in net assets resulting from operations	24,350,485	105,186,186
Distributions to shareholders from net investment income	(24,371,063)	(105,115,032)
Share transactions - net increase (decrease)	(13,611,920)	566,164,645
Total increase (decrease) in net assets	(13,632,498)	566,235,799
Net Assets
Beginning of period	2,799,788,587	2,233,552,788
End of period	$ 2,786,156,089	$ 2,799,788,587

Other Information:
Share Transactions at net asset value of $1.00 per share	Six months ended June 30, 2002 (Unaudited)
	Initial Class	Service Class	Service Class 2
Sold	$ 3,203,824,855	$ 5,883,219	$ 296,700,926
Reinvested	23,622,385	63,786	347,100
Redeemed	(3,261,194,364)	(3,688,900)	(279,170,927)
Net increase (decrease)	$ (33,747,124)	$ 2,258,105	$ 17,877,099

Share Transactions at net asset value of $1.00 per share	Year ended December 31, 2001
	Initial Class	Service Class	Service Class 2
Sold	$ 6,279,947,605	$ 7,671,735	$ 244,909,763
Reinvested	104,611,787	50,876	452,369
Redeemed	(5,864,593,497)	(1,682,917)	(205,203,076)
Net increase (decrease)	$ 519,965,895	$ 6,039,694	$ 40,159,056

Distributions	Six months ended June 30, 2002 (Unaudited)
	Initial Class	Service Class	Service Class 2
From net investment income	$ 23,952,822	$ 64,775	$ 353,466

Year ended December 31, 2001
	Initial Class	Service Class	Service Class 2
From net investment income	$ 104,611,787	$ 50,876	$ 452,369

See accompanying notes which are an integral part of the financial statements.

Money Market Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.009	.041	.062	.050	.053	.053
Distributions from net investment income	(.009)	(.041)	(.062)	(.050)	(.053)	(.053)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return B, C, D	0.89%	4.18%	6.30%	5.17%	5.46%	5.51%
Ratios to Average Net Assets E
Expenses before expense reductions	.29% A	.28%	.33%	.27%	.30%	.31%
Expenses net of voluntary waivers, if any	.29% A	.28%	.33%	.27%	.30%	.31%
Expenses net of all reductions	.29% A	.28%	.33%	.27%	.30%	.31%
Net investment income	1.82% A	3.99%	6.18%	5.06%	5.33%	5.32%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,719,611	$ 2,753,379	$ 2,233,342	$ 1,939,491	$ 1,507,489	$ 1,020,794

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.009	.040	.031
Distributions from net investment income	(.009)	(.040)	(.031)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000
Total Return B, C, D	0.86%	4.10%	3.06%
Ratios to Average Net Assets F
Expenses before expense reductions	.40% A	.39%	.47% A
Expenses net of voluntary waivers, if any	.40% A	.39%	.45% A
Expenses net of all reductions	.40% A	.39%	.45% A
Net investment income	1.71% A	3.87%	6.28% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,402	$ 6,143	$ 103

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E For the period July 7, 2000 (commencement of sale of shares) to December 31, 2000.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.008	.039	.058
Distributions from net investment income	(.008)	(.039)	(.058)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000
Total Return B, C, D	0.78%	3.96%	5.89%
Ratios to Average Net Assets F
Expenses before expense reductions	.55% A	.55%	.96% A
Expenses net of voluntary waivers, if any	.55% A	.55%	.60% A
Expenses net of all reductions	.55% A	.55%	.60% A
Net investment income	1.56% A	3.71%	5.94% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 58,143	$ 40,267	$ 108

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Money Market Portfolio

Notes to Financial Statements

For the period ended June 30, 2002 (Unaudited)

1. Significant Accounting Policies.

Money Market Portfolio (the fund) is a fund of Variable Insurance Products Fund (the trust) (referred to in this report as Fidelity Variable Insurance Products: Money Market Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information, if any, regarding income taxes under the caption "Income Tax Information."

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Dividends are declared daily and paid monthly from net investment income. Income dividends are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. There were no significant book-to-tax differences during the period.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the funds, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is "marked to market" daily and equivalent deliverable securities are held for the transaction. The values of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is calculated on the basis of a group fee rate plus a total income-based component. The group fee rate averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. The total income-based component is calculated according to a graduated schedule providing for different rates based on the fund's gross annualized yield. The rate increases as the fund's gross yield increases.

During the period the income-based portion of this fee was $947,006 or an annualized rate of .07% of the fund's average net assets. For the period, the fund's total annualized management fee rate was .20% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b -1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were reallowed to insurance companies, for the distribution of shares and providing shareholder support services.

Service Class	$ 3,781
Service Class 2	57,035
$ 60,816

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees of the fund were equivalent to an annualized rate of .07% of average net assets.

For the period, the following amounts were paid to FIIOC:

Initial Class	$ 887,146
Service Class	2,971
Service Class 2	16,117
$ 906,234

Accounting Fees. Fidelity Service Company, Inc.(FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

4. Expense Reductions.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $2,739.

5. Other Information.

At the end of the period, Fidelity Investments Life Insurance Company (FILI) and its subsidiaries, affiliates of FMR, were the owners of record of 58% of the total outstanding shares of the fund.

Money Market Portfolio

Semiannual Report

Money Market Portfolio

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

FMR Co., Inc.
Fidelity Investments Money Management, Inc.
Merrimack, NH

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Co., Inc.
Boston, MA

Custodian

The Bank of New York
New York, NY

VIPMM-SANN-0802 157779
1.705628.104

Fidelity® Variable Insurance Products:

Overseas Portfolio - Class R

Semiannual Report

June 30, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

Market Environment	<Click Here>	A review of what happened in world markets during the past six months.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy, and outlook.
Investment Summary	<Click Here>	A summary of the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

The views expressed in this report reflect those of the fund's portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Semiannual Report

Market Environment

Investors hoping for a U.S. economic and stock market recovery in 2002 got what they were looking for, but only during the first quarter of the year. A dismal second quarter wiped out the U.S. stock markets' gains, pushing a number of equity benchmarks below their post-September 11 lows. The pace of the economic recovery also stalled, further impeding any upward momentum for stock prices. The primary culprit behind the markets' downfall during the overall six-month period ending June 30, 2002, was the lack of faith in Corporate America's balance sheets. High-profile accounting scandals shook investors' confidence, which was already tenuous due to worries about terrorism, earnings shortfalls and layoffs. Of the seven major domestic market sectors tracked by Goldman Sachs, only one - natural resources - had a positive return. Technology, utilities and health care all had double-digit losses. International equities were more immune to the troubles that plagued the U.S., and generally fared better as a result. Japan, Asia-Pacific and emerging-markets stocks were among the best performers in the first half of the year, including South Korea, despite posting one of the worst second-quarter stock market performances in the world. On the fixed-income side, U.S. investment-grade bonds offered steady single-digit gains, but a weaker U.S. dollar led to better returns for government bonds of international developed nations.

U.S. Stock Markets

From Enron to ImClone to WorldCom, a series of alleged fraudulent accounting practices and other questionable activities rocked investors' trust in the integrity of corporate governance during the past six months. As a result, money flowed out of equities as fast as reports of new scandals poured in. With all eyes focused on balance sheets and bookkeeping, it seemed many failed to notice the positive reports coming from the economic front. First quarter GDP - gross domestic product - was surprisingly strong; productivity soared to levels not reached in years; consumer spending continued to be resilient; and the Federal Reserve Board bypassed several opportunities to raise interest rates, leaving them at 40-year lows. Unfortunately, pessimism overwhelmed optimism and left the equity markets with negative returns for the first half of 2002. The blue-chip bellwether Dow Jones Industrial AverageSM, which at one point dipped below the 9,000-point level, fell 6.90% for the six-month period. The tech- and telecom-heavy NASDAQ Composite® Index declined 24.85%, its worst first half since 1974, and the large-cap weighted Standard & Poor's 500SM Index suffered a loss of 13.16%.

Foreign Stock Markets

The Morgan Stanley Capital InternationalSM Europe, Australasia and Far East (MSCI® EAFE®) Index - designed to represent the performance of developed stock markets outside the U.S. and Canada - dropped 1.46% during the past six months, a much better showing than most American benchmarks. Canadian stock markets also fared better than their neighbors to the south, as the S&P®/TSX Composite Index had a return of -1.65%. Japan did surprisingly well considering the nation's recent economic woes. The Tokyo Stock Exchange Stock Price Index (TOPIX), a broad measure of the Japanese stock market, rose 9.14%. Meanwhile, the MSCI Emerging Markets Free Index, a gauge of emerging-markets equity performance, shrugged off a weak second quarter to gain 2.07% for the overall six-month period.

U.S. Bond Markets

After a slow start, investment-grade bonds surged forward later in the six-month period. In that time, the Lehman Brothers® Aggregate Bond Index - a proxy for taxable-bond performance - returned 3.79%. Mortgage securities were the best performers in the taxable-bond market, returning 4.51% according to the Lehman Brothers Mortgage-Backed Securities Index. Mortgages benefited when a drop in refinancing activity led to lower volatility and more predictable cash flows. Growing demand for higher-yielding, less interest rate sensitive alternatives to Treasuries paced the return of agency bonds, as the Lehman Brothers U.S. Agency Index gained 4.08%. Corporate bonds, however, struggled with bankruptcies and credit downgrades, and the Lehman Brothers Credit Bond Index advanced only 2.63%, compared to a 3.61% return for the Lehman Brothers Treasury Index. The high-yield bond market faced numerous difficulties, culminating in the second quarter, when the Merrill Lynch High Yield Master II Index - a proxy of the overall high-yield bond market - posted its worst quarterly performance ever. The index lost 5.37% for the overall six-month period.

Foreign Bond Markets

For the past several years, a strong U.S. dollar tempered the performance of government bonds elsewhere in the world. But that situation showed signs of reversing during the past six months, as the dollar, after reaching a 15-year high in February on a trade-weighted basis versus foreign currencies, fell slowly but steadily through the remainder of the period. In response, the Salomon Smith Barney® Non-U.S. Dollar World Government Bond Index - a market-value-weighted index designed to represent the performance of 16 world government bond markets, excluding the United States - jumped 11.84% during the past six months. That return was more than three times higher than the Lehman Brothers Government Bond Index, a proxy for U.S. government bond performance, which returned 3.78%. Emerging-markets debt, one of the strongest performing asset classes entering the period, carried that momentum through the first quarter of 2002. However, a flat return in April, followed by a disappointing May and June, ate away much of the emerging markets' six-month gains. Still, the J.P. Morgan Emerging Markets Bond Index Global - which measures the debt performance of more than 30 emerging-markets nations - had a positive return for the period, up 0.91%.

Semiannual Report

Fidelity Variable Insurance Products: Overseas Portfolio - Initial Class R

Performance and Investment Summary

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Initial Class R shares took place on April 24, 2002. Returns prior to April 24, 2002 are those of Initial Class.

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity® VIP: Overseas - Initial Class R	-13.31%	-0.87%	5.04%
MSCI EAFE	-9.31%	-1.33%	5.52%
Variable Annuity International Funds Average	-10.10%	-0.03%	6.76%

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index - a market capitalization-weighted index of over 1,000 equity securities of companies domiciled in 22 countries that is designed to represent the performance of developed stock markets outside the United States and Canada. To measure how the Initial Class R's performance stacked up against its peers, you can compare it to the variable annuity international funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 157 variable annuities. These benchmarks include reinvested dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

Foreign investments involve greater risks and potential rewards than U.S. investments. These risks include political and economic uncertainties of foreign countries, as well as the risk of currency fluctuations.

Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Overseas Portfolio - Initial Class R on June 30, 1992. As the chart shows, by June 30, 2002, the value of the investment would have grown to $16,347 - a 63.47% increase on the initial investment. For comparison, look at how the Morgan Stanley Capital International EAFE Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $17,121 - a 71.21% increase.

Understanding Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States.

3

Semiannual Report

Fidelity Variable Insurance Products: Overseas Portfolio - Service Class R

Performance and Investment Summary

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Service Class R shares took place on April 24, 2002. Performance for Service Class R shares reflects an asset-based service fee (12b-1 fee). Returns from November 3, 1997 to April 24, 2002 are those of Service Class. Returns prior to November 3, 1997 are those of Initial Class and do not include the effects of a 12b-1 fee. Had Service Class R's 12b-1 fee been reflected, returns prior to November 3, 1997 would have been lower.

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity® VIP: Overseas - Service Class R	-13.35%	-0.95%	4.99%
MSCI EAFE	-9.31%	-1.33%	5.52%
Variable Annuity International Funds Average	-10.10%	-0.03%	6.76%

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index - a market capitalization-weighted index of over 1,000 equity securities of companies domiciled in 22 countries that is designed to represent the performance of developed stock markets outside the United States and Canada. To measure how the Service Class R's performance stacked up against its peers, you can compare it to the variable annuity international funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 157 variable annuities. These benchmarks include reinvested dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

Foreign investments involve greater risks and potential rewards than U.S. investments. These risks include political and economic uncertainties of foreign countries, as well as the risk of currency fluctuations.

Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Overseas Portfolio - Service Class R on June 30, 1992. As the chart shows, by June 30, 2002, the value of the investment would have grown to $16,280 - a 62.80% increase on the initial investment. For comparison, look at how the Morgan Stanley Capital International EAFE Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $17,121 - a 71.21% increase.

Understanding Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States.

3

Semiannual Report

Fidelity Variable Insurance Products: Overseas Portfolio - Service Class 2R

Performance and Investment Summary

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Service Class 2R shares took place on April 24, 2002. Performance for Service Class 2R shares reflects an asset-based service fee (12b-1 fee). Returns from January 12, 2000 to April 24, 2002 are those of Service Class 2. Returns from November 3, 1997 to January 12, 2000 are those of Service Class which reflect a different 12b-1 fee. Service Class 2R returns prior to November 3, 1997 are those of Initial Class and do not include the effects of a 12b-1 fee. Had Service Class 2R's 12b-1 fee been reflected, returns prior to January 12, 2000 would have been lower.

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity® VIP: Overseas - Service Class 2R	-13.27%	-0.99%	4.97%
MSCI EAFE	-9.31%	-1.33%	5.52%
Variable Annuity International Funds Average	-10.10%	-0.03%	6.76%

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index - a market capitalization-weighted index of over 1,000 equity securities of companies domiciled in 22 countries that is designed to represent the performance of developed stock markets outside the United States and Canada. To measure how the Service Class 2R's performance stacked up against its peers, you can compare it to the variable annuity international funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 157 variable annuities. These benchmarks include reinvested dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

Foreign investments involve greater risks and potential rewards than U.S. investments. These risks include political and economic uncertainties of foreign countries, as well as the risk of currency fluctuations.

Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Overseas Portfolio - Service Class 2R on June 30, 1992. As the chart shows, by June 30, 2002, the value of the investment would have grown to $16,246 - a 62.46% increase on the initial investment. For comparison, look at how the Morgan Stanley Capital International EAFE Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $17,121 - a 71.21% increase.

Understanding Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States.

3

Semiannual Report

Fidelity Variable Insurance Products: Overseas Portfolio

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Rick Mace, Portfolio Manager of Overseas Portfolio

Q. How did the fund perform, Rick?

A. For the six-month period ending June 30, 2002, the fund underperformed the -1.46% return for the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index. The fund's return also lagged the Lipper variable annuity international funds average, which fell 1.70%. For the 12 months ending June 30, 2002, the fund lagged the returns of the index and Lipper peer group average, which slid 9.31% and 10.10%, respectively.

Q. Why did the fund underperform its index and peer group average during the past six months?

A. There wasn't any one major factor, but a couple of things worked against us that together offset the positive contributions that came from selected strategies I used for the fund. First, underweighting two conservative sectors - industrials and consumer staples - caused some of the fund's underperformance relative to the index, as these stock groups benefited from ongoing economic uncertainty. Second, the fund's holdings in the health care and materials sectors didn't perform as well as their counterparts in the index. Relative weakness in these areas was offset somewhat by good stock selection in both technology and diversified financial stocks. I suspect the fund slightly underperformed its peer group average because many of our competitors embraced a slightly more conservative positioning that benefited them in the short run.

Q. Can you elaborate on the key components of your strategy?

A. I continued to believe the global economy was getting closer to a recovery. With that outlook, I overweighted cyclically oriented stocks that could benefit from an improving economy, and chose companies in the technology, media, telecommunications and brokerage sectors as the vehicles to reap that potential benefit. These areas typically experience greater upside than other cyclicals in such an environment. More specifically, I emphasized Japanese export-dependent electronic component makers, such as Rohm and Murata, which were viewed as potential beneficiaries of what many investors anticipated as a forthcoming economic rebound in the U.S. - Japan's biggest export market. I also boosted our holdings in semiconductor companies that depend heavily on U.S. sales, such as South Korea's Samsung Electronics, Taiwan Semiconductor, and U.S.-based Micron Technology. These holdings performed quite well and I cut back our positions during the period to lock in profits. Elsewhere, having a higher exposure to strong-performing Japanese financials with large brokerage and underwriting operations, such as Daiwa Securities, Nomura Holdings and Nikko Cordial, was helpful.

Q. What other strategies did you pursue?

A. I trimmed or eliminated some U.S. metal producers, such as Alcoa and Phelps Dodge, earlier in 2002 to secure profits. I also eliminated our sizable position in U.K. pharmaceutical company AstraZeneca, shortly after favorable rulings by the U.S. Food and Drug Administration (FDA) for the company's competitors were seen as compromising the future market share potential of the company's cholesterol drug, Crestor. I determined the risk/reward benefit of owning AstraZeneca in light of the FDA decision and the challenging market climate was much less favorable.

Q. What holdings hurt the fund's performance?

A. U.S.-based pharmaceutical giant Bristol-Myers Squibb, which I sold off during the period, was hurt by disappointing results for its heart-failure drug treatment, Vanlev, among other reasons. Elsewhere, overweighting selected well-capitalized telecom companies, such as the U.K.'s Vodafone, wasn't helpful. Despite its strong market positioning and financial stability, Vodafone was hurt by the sector's overall weakening fundamentals. However, I remained optimistic about the company's long-term outlook and it remained a sizable, but smaller position in the fund. Irish drugmaker Elan, another big detractor, suffered after the company warned of lower profits for 2002 due to the delay of new products and concerns about its accounting practices.

Q. What's your outlook, Rick?

A. During the period, I broadened the portfolio a bit through additional holdings to diversify the fund's risk. Although I believed the global economy and the equity markets should improve in the next 12 to 18 months, I made this decision because I anticipated some near-term volatility. Shareholders could expect that the fund's makeup is likely to remain a bit more diversified until indicators point to a strong global recovery.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page <Click Here>.

Fund Facts

Goal: seeks long-term growth of capital primarily through investments in foreign securities

Start date: January 28, 1987

Size: as of June 30, 2002, more than $1.7 billion

Manager: Richard Mace, since 1996; joined Fidelity in 1987

3

Semiannual Report

Fidelity Variable Insurance Products: Overseas Portfolio

Investment Summary

Top Five Stocks as of June 30, 2002
% of fund's net assets
Nikko Cordial Corp. (Japan)	3.0
Nomura Holdings, Inc. (Japan)	2.9
TotalFinaElf SA Series B (France)	2.9
Alcan, Inc. (Canada)	2.7
GlaxoSmithKline PLC (United Kingdom)	2.5
14.0
Top Five Market Sectors as of June 30, 2002
% of fund's net assets
Financials	28.0
Information Technology	14.7
Energy	10.3
Health Care	9.6
Consumer Discretionary	6.9
Top Five Countries as of June 30, 2002
(excluding cash equivalents)	% of fund's net assets
Japan	27.8
United Kingdom	14.8
France	8.6
Switzerland	7.5
Netherlands	6.2
Percentages are adjusted for the effect of open futures contracts, if applicable.

Semiannual Report

Fidelity Variable Insurance Products: Overseas Portfolio

Investments June 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.4%
	Shares	Value (Note 1)
Australia - 0.9%
BRL Hardy Ltd.	573,595	$ 2,912,478
News Corp. Ltd. sponsored ADR	622,200	12,288,450
QBE Insurance Group Ltd.	143,400	536,599
TOTAL AUSTRALIA		15,737,527
Bermuda - 0.1%
Tsakos Energy Navigation Ltd.	50,200	702,800
Weatherford International Ltd. (a)	25,800	1,114,560
TOTAL BERMUDA		1,817,360
Brazil - 0.4%
Petroleo Brasileiro SA Petrobras sponsored ADR	364,100	6,866,926
Canada - 5.0%
Alcan, Inc.	1,218,400	46,363,965
Barrick Gold Corp.	125,600	2,388,082
Canadian Natural Resources Ltd.	149,200	5,069,435
EnCana Corp.	142,000	4,373,409
Placer Dome, Inc.	123,600	1,385,742
Suncor Energy, Inc.	595,400	10,444,925
Talisman Energy, Inc.	386,100	17,378,701
TOTAL CANADA		87,404,259
Cayman Islands - 0.2%
Noble Corp. (a)	87,900	3,392,940
Denmark - 0.5%
Danske Bank AS	67,800	1,253,360
Novo-Nordisk AS Series B	225,800	7,504,465
TOTAL DENMARK		8,757,825
Finland - 1.8%
Nokia Corp.	2,145,300	31,063,946
France - 8.6%
Aventis SA (France)	337,260	23,753,223
AXA SA	618,904	11,360,089
BNP Paribas SA	659,280	36,591,095
Credit Lyonnais SA	29,500	1,268,905
Pechiney SA Series A	45,300	2,076,478
Pernod-Ricard	73,500	7,226,308
Sanofi-Synthelabo SA	159,000	9,707,230
Technip-Coflexip SA	17,600	1,859,462
Television Francaise 1 SA	84,500	2,270,407
TotalFinaElf SA Series B	312,844	50,618,159
Vivendi Universal SA	110,300	2,391,885
TOTAL FRANCE		149,123,241
Germany - 4.3%
Allianz AG (Reg.)	80,000	16,210,432
BASF AG	192,700	9,004,941
Deutsche Boerse AG	111,363	4,757,028
Deutsche Lufthansa AG (Reg.)	354,200	5,055,086
Infineon Technologies AG (a)	360,000	5,701,600

	Shares	Value (Note 1)
Muenchener Rueckversicherungs- Gesellschaft AG (Reg.)	93,200	$ 22,168,925
SAP AG	33,200	3,265,774
Schering AG	150,100	9,406,355
TOTAL GERMANY		75,570,141
Hong Kong - 1.9%
China Mobile (Hong Kong) Ltd. (a)	3,986,000	11,655,062
CNOOC Ltd.	3,316,000	4,442,618
Hutchison Whampoa Ltd.	2,363,600	17,651,357
TOTAL HONG KONG		33,749,037
Ireland - 0.1%
Elan Corp. PLC sponsored ADR (a)	408,000	2,231,760
Israel - 0.3%
Check Point Software Technologies Ltd. (a)	381,000	5,166,360
Italy - 1.2%
Telecom Italia Spa	1,539,424	12,022,897
Unicredito Italiano Spa	1,834,000	8,324,962
TOTAL ITALY		20,347,859
Japan - 25.8%
Advantest Corp.	162,400	10,130,903
Canon, Inc.	400,000	15,132,000
Credit Saison Co. Ltd.	507,100	12,064,218
Daiwa Securities Group, Inc.	5,969,000	38,783,402
Fujitsu Ltd.	1,033,000	7,221,541
Hoya Corp.	38,400	2,800,084
Ito-Yokado Co. Ltd.	393,000	19,718,193
JAFCO Co. Ltd.	215,200	19,075,303
Japan Telecom Co. Ltd.	1,090	3,126,396
Keyence Corp.	16,100	3,418,313
Konami Corp.	64,900	1,364,916
Kyocera Corp.	198,000	14,572,800
Matsushita Electric Industrial Co. Ltd.	423,000	5,850,090
Mitsubishi Electric Corp.	3,018,000	13,577,656
Mizuho Holdings, Inc.	2,216	4,929,180
Murata Manufacturing Co. Ltd.	186,600	12,015,052
NEC Corp.	772,000	5,384,020
Nikko Cordial Corp.	10,305,000	52,134,679
Nikon Corp.	707,000	7,845,374
Nintendo Co. Ltd.	12,200	1,800,644
Nippon Telegraph & Telephone Corp.	2,693	11,089,774
Nissan Motor Co. Ltd.	1,779,000	12,347,452
Nomura Holdings, Inc.	3,451,000	50,790,318
Omron Corp.	736,000	10,678,263
ORIX Corp.	306,400	24,776,419
Ricoh Co. Ltd.	171,000	2,967,136
Rohm Co. Ltd.	105,100	15,723,034
Sony Corp.	289,400	15,367,140
Sumitomo Electric Industries Ltd.	724,000	5,031,099
Sumitomo Mitsui Banking Corp.	921,000	4,505,456
Common Stocks - continued
	Shares	Value (Note 1)
Japan - continued
Takeda Chemical Industries Ltd.	490,000	$ 21,552,871
Tokyo Electron Ltd.	168,900	11,030,723
Toshiba Corp.	1,808,000	7,378,049
Toyota Motor Corp.	161,700	4,285,050
TOTAL JAPAN		448,467,548
Korea (South) - 0.8%
KT Corp. sponsored ADR	117,300	2,539,545
Samsung Electronics Co. Ltd.	40,100	10,966,664
TOTAL KOREA (SOUTH)		13,506,209
Mexico - 1.2%
Grupo Televisa SA de CV sponsored ADR (a)	227,900	8,518,902
Telefonos de Mexico SA de CV sponsored ADR	358,700	11,507,096
TOTAL MEXICO		20,025,998
Netherlands - 6.2%
Akzo Nobel NV	221,600	9,683,388
ASML Holding NV (a)	1,343,800	21,349,398
ING Groep NV (Certificaten Van Aandelen)	806,124	20,772,687
Koninklijke Philips Electronics NV	433,600	12,148,777
Royal Dutch Petroleum Co. (Hague Registry)	176,200	9,738,574
STMicroelectronics NV (NY Shares) (a)	200,600	4,880,598
Unilever NV (Certificaten Van Aandelen)	357,800	23,511,013
VNU NV	190,900	5,324,116
TOTAL NETHERLANDS		107,408,551
Netherlands Antilles - 0.2%
Schlumberger Ltd. (NY Shares)	92,400	4,296,600
Norway - 0.5%
Norsk Hydro AS	95,500	4,558,473
Statoil ASA	558,400	4,988,307
TOTAL NORWAY		9,546,780
Singapore - 0.2%
United Overseas Bank Ltd.	384,393	2,762,053
South Africa - 0.1%
Harmony Gold Mining Co. Ltd.	134,900	1,862,408
Spain - 1.9%
Altadis SA	262,100	5,429,137
Banco Popular Espanol SA (Reg.)	173,200	7,685,152
Banco Santander Central Hispano SA	1,336,568	10,650,367
Telefonica SA	1,071,484	9,026,556
TOTAL SPAIN		32,791,212

	Shares	Value (Note 1)
Sweden - 0.2%
Svenska Handelsbanken AB (A Shares)	81,900	$ 1,255,861
Telefonaktiebolaget LM Ericsson AB sponsored ADR (a)	1,195,900	1,722,096
TOTAL SWEDEN		2,977,957
Switzerland - 7.5%
Credit Suisse Group (Reg.)	748,176	23,858,619
Nestle SA (Reg.)	102,962	24,112,718
Novartis AG (Reg.)	728,460	32,177,706
Roche Holding AG (participation certificate)	193,010	14,654,535
Swiss Reinsurance Co. (Reg.)	96,757	9,501,345
UBS AG (Reg.)	420,614	21,247,863
Zurich Financial Services AG	23,470	4,759,894
TOTAL SWITZERLAND		130,312,680
Taiwan - 0.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	2,415,782	4,916,886
United Microelectronics Corp.	5,822,860	6,988,826
TOTAL TAIWAN		11,905,712
United Kingdom - 14.8%
Abbey National PLC	388,100	4,589,625
Anglo American PLC ADR	125,600	2,053,560
BAA PLC	310,300	2,847,245
BHP Billiton PLC	829,000	4,539,906
BP PLC	4,068,600	34,237,283
British Sky Broadcasting Group PLC (BSkyB) (a)	364,900	3,515,934
BT Group PLC	1,318,800	5,027,257
Cable & Wireless PLC	1,527,100	3,912,459
Carlton Communications PLC	970,000	3,120,378
Diageo PLC	697,800	9,107,240
GlaxoSmithKline PLC	1,982,894	42,771,014
HBOS PLC	510,900	5,556,617
HSBC Holdings PLC (United Kingdom) (Reg.)	1,126,000	13,106,648
Lloyds TSB Group PLC	3,374,300	33,753,057
Logica PLC	484,400	1,484,056
Old Mutual PLC	2,009,700	2,870,756
Prudential PLC	1,338,600	12,303,206
Reed Elsevier PLC	509,400	4,865,323
Rio Tinto PLC (Reg.)	515,000	9,490,500
Shell Transport & Trading Co. PLC (Reg.)	1,295,700	9,719,912
Smith & Nephew PLC	579,200	3,229,581
Vodafone Group PLC	29,152,703	39,793,466
WPP Group PLC	557,700	4,732,893
TOTAL UNITED KINGDOM		256,627,916
United States of America - 3.0%
Baker Hughes, Inc.	90,000	2,996,100
ENSCO International, Inc.	65,900	1,796,434
Common Stocks - continued
	Shares	Value (Note 1)
United States of America - continued
Freeport-McMoRan Copper & Gold, Inc. Class B (a)	424,500	$ 7,577,325
Grant Prideco, Inc. (a)	80,700	1,097,520
Micron Technology, Inc. (a)	1,591,800	32,186,196
Newmont Mining Corp. Holding Co.	114,900	3,025,317
Transocean, Inc.	56,900	1,772,435
Tyco International Ltd.	118,700	1,603,637
TOTAL UNITED STATES OF AMERICA		52,054,964
TOTAL COMMON STOCKS (Cost $1,496,297,667)		1,535,775,769
Investment Companies - 0.0%

Multi-National - 0.0%
European Warrant Fund, Inc. (a) (Cost $2,953,647)	189,820	569,460
Government Obligations - 0.3%
Ratings (unaudited)		Principal Amount
United States of America - 0.3%
U.S. Treasury Bills, yield at date of purchase 1.77% 7/5/02 (c) (Cost $4,198,970)	-	$ 4,200,000	4,199,215
Money Market Funds - 13.7%
	Shares
Fidelity Cash Central Fund, 1.89% (b)	169,185,007	169,185,007
Fidelity Securities Lending Cash Central Fund, 1.93% (b)	69,113,351	69,113,351
TOTAL MONEY MARKET FUNDS (Cost $238,298,358)		238,298,358
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $1,741,748,642)		1,778,842,802
NET OTHER ASSETS - (2.4)%		(42,151,460)
NET ASSETS - 100%		$ 1,736,691,342
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
Equity Index Contracts
662 Nikkei 225 Index Contracts	Sept. 2002	$ 34,870,850	$ (3,255,630)

The face value of futures purchased as a percentage of net assets - 2.0%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $3,524,341.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $567,969,051 and $554,361,128, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $540 for the period.
Income Tax Information

At June 30, 2002, the aggregate cost of investment securities for income tax purposes was $1,775,543,309. Net unrealized appreciation aggregated $3,299,493, of which $222,896,309 related to appreciated investment securities and $219,596,816 related to depreciated investment securities.

At December 31, 2001, the fund had a capital loss carryforward of approximately $367,608,000 all of which will expire on December 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Overseas Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2002 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $69,061,067) (cost $1,741,748,642) - See accompanying schedule		$ 1,778,842,802
Foreign currency held at value (cost $54,326,587)		56,289,397
Receivable for investments sold		10,375,088
Receivable for fund shares sold		7,317,134
Dividends receivable		3,124,182
Interest receivable		261,031
Redemption fees receivable		3,873
Receivable for daily variation on futures contracts		678,550
Other receivables		55,519
Total assets		1,856,947,576
Liabilities
Payable to custodian bank	$ 107,441
Payable for investments purchased	7,515,905
Payable for fund shares redeemed	42,248,192
Accrued management fee	1,054,607
Distribution fees payable	36,011
Other payables and accrued expenses	180,727
Collateral on securities loaned, at value	69,113,351
Total liabilities		120,256,234
Net Assets		$ 1,736,691,342
Net Assets consist of:
Paid in capital		$ 2,170,338,661
Distributions in excess of net investment income		672,840
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(470,307,975)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		35,987,816
Net Assets		$ 1,736,691,342
Calculation of Maximum Offering Price
Initial Class: Net Asset Value, offering price and redemption price per share ($1,399,781,931 ÷ 104,252,073 shares)		$ 13.43
Service Class: Net Asset Value, offering price and redemption price per share ($235,649,978 ÷ 17,602,517 shares)		$ 13.39
Service Class 2: Net Asset Value, offering price and redemption price per share ($82,806,180 ÷ 6,209,497 shares)		$ 13.34
Initial Class R: Net Asset Value, offering price and redemption price per share ($9,561,405 ÷ 712,283 shares)		$ 13.42
Service Class R: Net Asset Value, offering price and redemption price per share ($8,820,216 ÷ 658,998 shares)		$ 13.38
Service Class 2R: Net Asset Value, offering price and redemption price per share ($71,632 ÷ 5,372 shares)		$ 13.33

Statement of Operations

	Six months ended June 30, 2002 (Unaudited)
Investment Income
Dividends		$ 14,646,066
Interest		2,094,877
Security lending		481,485
		17,222,428
Less foreign taxes withheld		(1,570,386)
Total income		15,652,042
Expenses
Management fee	$ 6,548,850
Transfer agent fees	618,410
Distribution fees	210,557
Accounting and security lending fees	440,829
Non-interested trustees' compensation	6,876
Custodian fees and expenses	264,124
Audit	22,916
Legal	5,802
Miscellaneous	40,104
Total expenses before reductions	8,158,468
Expense reductions	(251,256)	7,907,212
Net investment income (loss)		7,744,830
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(54,257,213)
Foreign currency transactions	(798,302)
Futures contracts	4,194,887
Total net realized gain (loss)		(50,860,628)
Change in net unrealized appreciation (depreciation) on: Investment securities	11,008,279
Assets and liabilities in foreign currencies	3,284,046
Futures contracts	(2,619,518)
Total change in net unrealized appreciation (depreciation)		11,672,807
Net gain (loss)		(39,187,821)
Net increase (decrease) in net assets resulting from operations		$ (31,442,991)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Overseas Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2002 (Unaudited)	Year ended December 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,744,830	$ 18,902,581
Net realized gain (loss)	(50,860,628)	(388,398,076)
Change in net unrealized appreciation (depreciation)	11,672,807	(132,338,513)
Net increase (decrease) in net assets resulting from operations	(31,442,991)	(501,834,008)
Distributions to shareholders from net investment income	(12,564,381)	(120,551,919)
Distributions to shareholders from net realized gain	-	(190,776,039)
Total distributions	(12,564,381)	(311,327,958)
Share transactions - net increase (decrease)	(5,598,306)	62,288,250
Redemption fees	55,592	-
Total increase (decrease) in net assets	(49,550,086)	(750,873,716)
Net Assets
Beginning of period	1,786,241,428	2,537,115,144
End of period (including distributions in excess of net investment income of $672,840 and undistributed net investment income of $4,814,201, respectively)	$ 1,736,691,342	$ 1,786,241,428
Other Information:
Share Transactions		Six months ended June 30, 2002 (Unaudited)
	Initial Class	Service Class	Service Class 2	Initial Class RA	Service Class RA	Service Class 2RA
Shares Sold	85,597,748	63,092,875	21,560,914	739,707	858,404	5,372
Reinvested	824,761	120,846	30,335	-	-	-
Redeemed	(90,018,173)	(62,997,588)	(18,919,098)	(27,424)	(199,406)	-
Net increase (decrease)	(3,595,664)	216,133	2,672,151	712,283	658,998	5,372
Dollars Sold	$ 1,165,318,639	$ 854,395,037	$ 290,516,042	$ 10,293,398	$ 11,903,674	$ 75,000
Reinvested	10,622,916	1,552,870	388,594	-	-	-
Redeemed	(1,232,639,308)	(858,309,232)	(256,606,275)	(366,371)	(2,743,290)	-
Net increase (decrease)	$ (56,697,753)	$ (2,361,325)	$ 34,298,361	$ 9,927,027	$ 9,160,384	$ 75,000
		Year ended December 31, 2001
	Initial Class	Service Class	Service Class 2	Initial Class RA	Service Class RA	Service Class 2RA
Shares Sold	173,999,497	142,723,429	11,546,592	-	-	-
Reinvested	15,519,663	1,933,710	110,941	-	-	-
Redeemed	(195,055,949)	(140,169,677)	(8,740,638)	-	-	-
Net increase (decrease)	(5,536,789)	4,487,462	2,916,895	-	-	-
Dollars Sold	$ 2,794,972,744	$ 2,146,873,700	$ 163,704,441	-	-	-
Reinvested	275,163,626	34,207,331	1,957,001	-	-	-
Redeemed	(3,120,566,680)	(2,110,121,164)	(123,902,749)	-	-	-
Net increase (decrease)	$ (50,430,310)	$ 70,959,867	$ 41,758,693	-	-	-
Distributions		Six months ended June 30, 2002 (Unaudited)
	Initial Class	Service Class	Service Class 2	Initial Class RA	Service Class RA	Service Class 2RA
From net investment income	$ 10,622,916	$ 1,552,871	$ 388,594	-	-	-
From net realized gain	-	-	-	-	-	-
Total	$ 10,622,916	$ 1,552,871	$ 388,594	$ -	$ -	$ -
		Year ended December 31, 2001
	Initial Class	Service Class	Service Class 2	Initial Class RA	Service Class RA	Service Class 2RA
From net investment income	$ 106,625,905	$ 13,167,676	$ 758,338	-	-	-
From net realized gain	168,537,721	21,039,655	1,198,663	-	-	-
Total	$ 275,163,626	$ 34,207,331	$ 1,957,001	$ -	$ -	$ -

A Commencement of sale of shares April 24, 2002

See accompanying notes which are an integral part of the financial statements.

Overseas Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 13.88	$ 20.00	$ 27.44	$ 20.06	$ 19.20	$ 18.84
Income from Investment Operations
Net investment income (loss) E	.06	.14	.19 G	.24	.23	.30
Net realized and unrealized gain (loss)	(.41)	(3.86)	(4.93)	7.95	2.13	1.70
Total from investment operations	(.35)	(3.72)	(4.74)	8.19	2.36	2.00
Distributions from net investment income	(.10)	(.93)	(.31)	(.31)	(.38)	(.33)
Distributions in excess of net investment income	-	-	(.06)	-	-	-
Distributions from net realized gain	-	(1.47)	(2.33)	(.50)	(1.12)	(1.31)
Total distributions	(.10)	(2.40)	(2.70)	(.81)	(1.50)	(1.64)
Redemption fees added to paid in capital E	-	-	-	-	-	-
Net asset value, end of period	$ 13.43	$ 13.88	$ 20.00	$ 27.44	$ 20.06	$ 19.20
Total Return B, C, D	(2.49)%	(21.21)%	(19.07)%	42.55%	12.81%	11.56%
Ratios to Average Net Assets F
Expenses before expense reductions	.90% A	.92%	.89%	.91%	.91%	.92%
Expenses net of voluntary waivers, if any	.90% A	.92%	.89%	.91%	.91%	.92%
Expenses net of all reductions	.87% A	.87%	.87%	.87%	.89%	.90%
Net investment income (loss)	.90% A	.91%	.84%	1.10%	1.19%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,399,782	$ 1,496,873	$ 2,267,507	$ 2,736,851	$ 2,074,843	$ 1,926,322
Portfolio turnover rate	73% A	98%	136%	78%	84%	67%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Investment income per share reflects a special dividend which amounted to $.04 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.83	$ 19.94	$ 27.39	$ 20.04	$ 19.20	$ 19.36
Income from Investment Operations
Net investment income (loss) E	.05	.12	.17 H	.22	.15	.01
Net realized and unrealized gain (loss)	(.40)	(3.84)	(4.93)	7.94	2.19	(.17)
Total from investment operations	(.35)	(3.72)	(4.76)	8.16	2.34	(.16)
Distributions from net investment income	(.09)	(.92)	(.30)	(.31)	(.38)	-
Distributions in excess of net investment income	-	-	(.06)	-	-	-
Distributions from net realized gain	-	(1.47)	(2.33)	(.50)	(1.12)	-
Total distributions	(.09)	(2.39)	(2.69)	(.81)	(1.50)	-
Redemption fees added to paid in capital E	-	-	-	-	-	-
Net asset value, end of period	$ 13.39	$ 13.83	$ 19.94	$ 27.39	$ 20.04	$ 19.20
Total Return B, C, D	(2.50)%	(21.27)%	(19.18)%	42.44%	12.69%	(.83)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.00% A	1.03%	.99%	1.01%	1.01%	1.02% A
Expenses net of voluntary waivers, if any	1.00% A	1.03%	.99%	1.01%	1.01%	1.02% A
Expenses net of all reductions	.97% A	.97%	.97%	.98%	.97%	1.01% A
Net investment income (loss)	.80% A	.81%	.74%	1.00%	.80%	.31% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 235,650	$ 240,525	$ 257,257	$ 144,371	$ 34,720	$ 931
Portfolio turnover rate	73% A	98%	136%	78%	84%	67%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F For the period November 3, 1997 (commencement of sale of shares) to December 31, 1997 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Investment income per share reflects a special dividend which amounted to $.04 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.81	$ 19.91	$ 26.16
Income from Investment Operations
Net investment income (loss) E	.04	.10	.12 H
Net realized and unrealized gain (loss)	(.41)	(3.80)	(3.68)
Total from investment operations	(.37)	(3.70)	(3.56)
Distributions from net investment income	(.10)	(.93)	(.30)
Distributions in excess of net investment income	-	-	(.06)
Distributions from net realized gain	-	(1.47)	(2.33)
Total distributions	(.10)	(2.40)	(2.69)
Redemption fees added to paid in capital E	-	-	-
Net asset value, end of period	$ 13.34	$ 13.81	$ 19.91
Total Return B, C, D	(2.65)%	(21.20)%	(15.50)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.16% A	1.18%	1.15% A
Expenses net of voluntary waivers, if any	1.16% A	1.18%	1.15% A
Expenses net of all reductions	1.13% A	1.12%	1.13% A
Net investment income (loss)	.63% A	.65%	.58% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 82,806	$ 48,843	$ 12,351
Portfolio turnover rate	73% A	98%	136%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Investment income per share reflects a special dividend which amounted to $.04 per share.

Financial Highlights - Initial Class R

Six months ended June 30, 2002 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 14.05
Income from Investment Operations
Net investment income (loss) E	.02
Net realized and unrealized gain (loss)	(.65)
Total from investment operations	(.63)
Redemption fees added to paid in capital E	-
Net asset value, end of period	$ 13.42
Total Return B, C, D	(4.48)%
Ratios to Average Net Assets G
Expenses before expense reductions	.92% A
Expenses net of voluntary waivers, if any	.92% A
Expenses net of all reductions	.89% A
Net investment income (loss)	.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,561
Portfolio turnover rate	73% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F For the period April 24, 2002 (commencement of sale of shares) to June 30, 2002. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Overseas Portfolio

Financial Highlights - Service Class R

Six months ended June 30, 2002 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 14.01
Income from Investment Operations
Net investment income (loss) E	.02
Net realized and unrealized gain (loss)	(.65)
Total from investment operations	(.63)
Redemption fees added to paid in capital E	-
Net asset value, end of period	$ 13.38
Total Return B, C, D	(4.50)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.02% A
Expenses net of voluntary waivers, if any	1.02% A
Expenses net of all reductions	.99% A
Net investment income (loss)	.78% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,820
Portfolio turnover rate	73% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F For the period April 24, 2002 (commencement of sale of shares) to June 30, 2002 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class 2R

Six months ended June 30, 2002 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 13.96
Income from Investment Operations
Net investment income (loss) E	.02
Net realized and unrealized gain (loss)	(.65)
Total from investment operations	(.63)
Redemption fees added to paid in capital E	-
Net asset value, end of period	$ 13.33
Total Return B, C, D	(4.51)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.17% A
Expenses net of voluntary waivers, if any	1.17% A
Expenses net of all reductions	1.13% A
Net investment income (loss)	.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 72
Portfolio turnover rate	73% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F For the period April 24, 2002 (commencement of sale of shares) to June 30, 2002 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2002 (Unaudited)

1. Significant Accounting Policies.

Overseas Portfolio (the fund) is a fund of Variable Insurance Products Fund (the trust) (referred to in this report as Fidelity Variable Insurance Products: Overseas Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers Initial Class shares, Service Class shares, Service Class 2 shares, Initial Class R shares, Service Class R shares and Service Class 2R shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are readily available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADR's, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. Foreign governments may also impose taxes on other payments or transactions with respect to foreign securities. The fund accrues such taxes as applicable. The Schedule of Investments includes information, if any, regarding income taxes under the caption "Income Tax Information."

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Short-Term Trading (Redemption) Fees. Initial Class R shares, Service Class R shares and Service Class 2R shares held less than 60 days are subject to a short-term trading fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market and to fluctuations in currency values. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .45% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .73% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' and Service Class R's average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, each class paid FDC the following amounts, all of which were reallowed to insurance companies, for the distribution of shares and providing shareholder support services.

Service Class	$ 127,670
Service Class 2	81,977
Service Class R	875
Service Class 2R	35
$ 210,557

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees of the fund were equivalent to an annualized rate of .07% of average net assets.

Overseas Portfolio

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the following amounts were paid to FIIOC:

Initial Class	$ 503,213
Service Class	87,289
Service Class 2	26,285
Initial Class R	836
Service Class R	775
Service Class 2R	12
$ 618,410

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,916,074 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Certain security trades were directed to brokers who paid $251,256 of the fund's expenses.

8. Other Information.

At the end of the period, Fidelity Investments Life Insurance Company (FILI) and its subsidiaries, affiliates of FMR, were the owners of record of 12% of the total outstanding shares of the fund. In addition, one unaffiliated insurance company was the owner of record of 29% of the total outstanding shares of the fund.

Semiannual Report

Semiannual Report

Overseas Portfolio

Semiannual Report

Overseas Portfolio

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VIPOVRSR-SANN-0802 157830
1.774855.100

Fidelity® Variable Insurance Products:

Overseas Portfolio

Semiannual Report

June 30, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

Market Environment	<Click Here>	A review of what happened in world markets during the past six months.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy, and outlook.
Investment Summary	<Click Here>	A summary of the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

The views expressed in this report reflect those of the fund's portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Semiannual Report

Market Environment

Investors hoping for a U.S. economic and stock market recovery in 2002 got what they were looking for, but only during the first quarter of the year. A dismal second quarter wiped out the U.S. stock markets' gains, pushing a number of equity benchmarks below their post-September 11 lows. The pace of the economic recovery also stalled, further impeding any upward momentum for stock prices. The primary culprit behind the markets' downfall during the overall six-month period ending June 30, 2002, was the lack of faith in Corporate America's balance sheets. High-profile accounting scandals shook investors' confidence, which was already tenuous due to worries about terrorism, earnings shortfalls and layoffs. Of the seven major domestic market sectors tracked by Goldman Sachs, only one - natural resources - had a positive return. Technology, utilities and health care all had double-digit losses. International equities were more immune to the troubles that plagued the U.S., and generally fared better as a result. Japan, Asia-Pacific and emerging-markets stocks were among the best performers in the first half of the year, including South Korea, despite posting one of the worst second-quarter stock market performances in the world. On the fixed-income side, U.S. investment-grade bonds offered steady single-digit gains, but a weaker U.S. dollar led to better returns for government bonds of international developed nations.

U.S. Stock Markets

From Enron to ImClone to WorldCom, a series of alleged fraudulent accounting practices and other questionable activities rocked investors' trust in the integrity of corporate governance during the past six months. As a result, money flowed out of equities as fast as reports of new scandals poured in. With all eyes focused on balance sheets and bookkeeping, it seemed many failed to notice the positive reports coming from the economic front. First quarter GDP - gross domestic product - was surprisingly strong; productivity soared to levels not reached in years; consumer spending continued to be resilient; and the Federal Reserve Board bypassed several opportunities to raise interest rates, leaving them at 40-year lows. Unfortunately, pessimism overwhelmed optimism and left the equity markets with negative returns for the first half of 2002. The blue-chip bellwether Dow Jones Industrial AverageSM, which at one point dipped below the 9,000-point level, fell 6.90% for the six-month period. The tech- and telecom-heavy NASDAQ Composite® Index declined 24.85%, its worst first half since 1974, and the large-cap weighted Standard & Poor's 500SM Index suffered a loss of 13.16%.

Foreign Stock Markets

The Morgan Stanley Capital InternationalSM Europe, Australasia and Far East (MSCI® EAFE®) Index - designed to represent the performance of developed stock markets outside the U.S. and Canada - dropped 1.46% during the past six months, a much better showing than most American benchmarks. Canadian stock markets also fared better than their neighbors to the south, as the S&P®/TSX Composite Index had a return of -1.65%. Japan did surprisingly well considering the nation's recent economic woes. The Tokyo Stock Exchange Stock Price Index (TOPIX), a broad measure of the Japanese stock market, rose 9.14%. Meanwhile, the MSCI Emerging Markets Free Index, a gauge of emerging-markets equity performance, shrugged off a weak second quarter to gain 2.07% for the overall six-month period.

U.S. Bond Markets

After a slow start, investment-grade bonds surged forward later in the six-month period. In that time, the Lehman Brothers® Aggregate Bond Index - a proxy for taxable-bond performance - returned 3.79%. Mortgage securities were the best performers in the taxable-bond market, returning 4.51% according to the Lehman Brothers Mortgage-Backed Securities Index. Mortgages benefited when a drop in refinancing activity led to lower volatility and more predictable cash flows. Growing demand for higher-yielding, less interest rate sensitive alternatives to Treasuries paced the return of agency bonds, as the Lehman Brothers U.S. Agency Index gained 4.08%. Corporate bonds, however, struggled with bankruptcies and credit downgrades, and the Lehman Brothers Credit Bond Index advanced only 2.63%, compared to a 3.61% return for the Lehman Brothers Treasury Index. The high-yield bond market faced numerous difficulties, culminating in the second quarter, when the Merrill Lynch High Yield Master II Index - a proxy of the overall high-yield bond market - posted its worst quarterly performance ever. The index lost 5.37% for the overall six-month period.

Foreign Bond Markets

For the past several years, a strong U.S. dollar tempered the performance of government bonds elsewhere in the world. But that situation showed signs of reversing during the past six months, as the dollar, after reaching a 15-year high in February on a trade-weighted basis versus foreign currencies, fell slowly but steadily through the remainder of the period. In response, the Salomon Smith Barney® Non-U.S. Dollar World Government Bond Index - a market-value-weighted index designed to represent the performance of 16 world government bond markets, excluding the United States - jumped 11.84% during the past six months. That return was more than three times higher than the Lehman Brothers Government Bond Index, a proxy for U.S. government bond performance, which returned 3.78%. Emerging-markets debt, one of the strongest performing asset classes entering the period, carried that momentum through the first quarter of 2002. However, a flat return in April, followed by a disappointing May and June, ate away much of the emerging markets' six-month gains. Still, the J.P. Morgan Emerging Markets Bond Index Global - which measures the debt performance of more than 30 emerging-markets nations - had a positive return for the period, up 0.91%.

Semiannual Report

Fidelity Variable Insurance Products: Overseas Portfolio - Initial Class

Performance

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity® VIP: Overseas - Initial Class	-13.24%	-0.85%	5.05%
MSCI EAFE	-9.31%	-1.33%	5.52%
Variable Annuity International Funds Average	-10.10%	-0.03%	6.76%

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index - a market capitalization-weighted index of over 1,000 equity securities of companies domiciled in 22 countries that is designed to represent the performance of developed stock markets outside the United States and Canada. To measure how the Initial Class' performance stacked up against its peers, you can compare it to the variable annuity international funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 157 variable annuities. These benchmarks include reinvested dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

Foreign investments involve greater risks and potential rewards than U.S. investments. These risks include political and economic uncertainties of foreign countries, as well as the risk of currency fluctuations.

Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Overseas Portfolio - Initial Class on June 30, 1992. As the chart shows, by June 30, 2002, the value of the investment would have grown to $16,359 - a 63.59% increase on the initial investment. For comparison, look at how the Morgan Stanley Capital International EAFE Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $17,121 - a 71.21% increase.

Understanding Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States.

3

Semiannual Report

Fidelity Variable Insurance Products: Overseas Portfolio - Service Class

Performance

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Service Class shares took place on November 3, 1997. Performance for Service Class shares reflects an asset-based service fee (12b-1 fee), and returns prior to November 3, 1997 are those of Initial Class and do not include the effects of Service Class' 12b-1 fee. Had Service Class shares' 12b-1 fee been reflected, returns prior to November 3, 1997 would have been lower.

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity® VIP: Overseas - Service Class	-13.29%	-0.94%	5.00%
MSCI EAFE	-9.31%	-1.33%	5.52%
Variable Annuity International Funds Average	-10.10%	-0.03%	6.76%

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index - a market capitalization-weighted index of over 1,000 equity securities of companies domiciled in 22 countries that is designed to represent the performance of developed stock markets outside the United States and Canada. To measure how the Service Class' performance stacked up against its peers, you can compare it to the variable annuity international funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 157 variable annuities. These benchmarks include reinvested dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

Foreign investments involve greater risks and potential rewards than U.S. investments. These risks include political and economic uncertainties of foreign countries, as well as the risk of currency fluctuations.

Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Overseas Portfolio - Service Class on June 30, 1992. As the chart shows, by June 30, 2002, the value of the investment would have grown to $16,292 - a 62.92% increase on the initial investment. For comparison, look at how the Morgan Stanley Capital International EAFE Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $17,121 - a 71.21% increase.

Understanding Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States.

3

Semiannual Report

Fidelity Variable Insurance Products: Overseas Portfolio - Service Class 2

Performance

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Service Class 2 shares took place on January 12, 2000. Performance for Service Class 2 shares reflects an asset-based service fee (12b-1 fee). Returns from November 3, 1997 to January 12, 2000 are those of Service Class which reflect a different 12b-1 fee. Service Class 2 returns prior to November 3, 1997 are those of Initial Class, and do not include the effects of a 12b-1 fee. Had Service Class 2 shares' 12b-1 fee been reflected, returns prior to January 12, 2000 would have been lower.

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity® VIP: Overseas - Service Class 2	-13.21%	-0.98%	4.98%
MSCI EAFE	-9.31%	-1.33%	5.52%
Variable Annuity International Funds Average	-10.10%	-0.03%	6.76%

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index - a market capitalization-weighted index of over 1,000 equity securities of companies domiciled in 22 countries that is designed to represent the performance of developed stock markets outside the United States and Canada. To measure how the Service Class 2's performance stacked up against its peers, you can compare it to the variable annuity international funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 157 variable annuities. These benchmarks include reinvested dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

Foreign investments involve greater risks and potential rewards than U.S. investments. These risks include political and economic uncertainties of foreign countries, as well as the risk of currency fluctuations.

Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Overseas Portfolio - Service Class 2 on June 30, 1992. As the chart shows, by June 30, 2002, the value of the investment would have grown to $16,258 - a 62.58% increase on the initial investment. For comparison, look at how the Morgan Stanley Capital International EAFE Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $17,121 - a 71.21% increase.

Understanding Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States.

3

Semiannual Report

Fidelity Variable Insurance Products: Overseas Portfolio

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Rick Mace, Portfolio Manager of Overseas Portfolio

Q. How did the fund perform, Rick?

A. For the six-month period ending June 30, 2002, the fund underperformed the -1.46% return for the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index. The fund's return also lagged the Lipper variable annuity international funds average, which fell 1.70%. For the 12 months ending June 30, 2002, the fund lagged the returns of the index and Lipper peer group average, which slid 9.31% and 10.10%, respectively.

Q. Why did the fund underperform its index and peer group average during the past six months?

A. There wasn't any one major factor, but a couple of things worked against us that together offset the positive contributions that came from selected strategies I used for the fund. First, underweighting two conservative sectors - industrials and consumer staples - caused some of the fund's underperformance relative to the index, as these stock groups benefited from ongoing economic uncertainty. Second, the fund's holdings in the health care and materials sectors didn't perform as well as their counterparts in the index. Relative weakness in these areas was offset somewhat by good stock selection in both technology and diversified financial stocks. I suspect the fund slightly underperformed its peer group average because many of our competitors embraced a slightly more conservative positioning that benefited them in the short run.

Q. Can you elaborate on the key components of your strategy?

A. I continued to believe the global economy was getting closer to a recovery. With that outlook, I overweighted cyclically oriented stocks that could benefit from an improving economy, and chose companies in the technology, media, telecommunications and brokerage sectors as the vehicles to reap that potential benefit. These areas typically experience greater upside than other cyclicals in such an environment. More specifically, I emphasized Japanese export-dependent electronic component makers, such as Rohm and Murata, which were viewed as potential beneficiaries of what many investors anticipated as a forthcoming economic rebound in the U.S. - Japan's biggest export market. I also boosted our holdings in semiconductor companies that depend heavily on U.S. sales, such as South Korea's Samsung Electronics, Taiwan Semiconductor, and U.S.-based Micron Technology. These holdings performed quite well and I cut back our positions during the period to lock in profits. Elsewhere, having a higher exposure to strong-performing Japanese financials with large brokerage and underwriting operations, such as Daiwa Securities, Nomura Holdings and Nikko Cordial, was helpful.

Q. What other strategies did you pursue?

A. I trimmed or eliminated some U.S. metal producers, such as Alcoa and Phelps Dodge, earlier in 2002 to secure profits. I also eliminated our sizable position in U.K. pharmaceutical company AstraZeneca, shortly after favorable rulings by the U.S. Food and Drug Administration (FDA) for the company's competitors were seen as compromising the future market share potential of the company's cholesterol drug, Crestor. I determined the risk/reward benefit of owning AstraZeneca in light of the FDA decision and the challenging market climate was much less favorable.

Q. What holdings hurt the fund's performance?

A. U.S.-based pharmaceutical giant Bristol-Myers Squibb, which I sold off during the period, was hurt by disappointing results for its heart-failure drug treatment, Vanlev, among other reasons. Elsewhere, overweighting selected well-capitalized telecom companies, such as the U.K.'s Vodafone, wasn't helpful. Despite its strong market positioning and financial stability, Vodafone was hurt by the sector's overall weakening fundamentals. However, I remained optimistic about the company's long-term outlook and it remained a sizable, but smaller position in the fund. Irish drugmaker Elan, another big detractor, suffered after the company warned of lower profits for 2002 due to the delay of new products and concerns about its accounting practices.

Q. What's your outlook, Rick?

A. During the period, I broadened the portfolio a bit through additional holdings to diversify the fund's risk. Although I believed the global economy and the equity markets should improve in the next 12 to 18 months, I made this decision because I anticipated some near-term volatility. Shareholders could expect that the fund's makeup is likely to remain a bit more diversified until indicators point to a strong global recovery.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page <Click Here>.

Fund Facts

Goal: seeks long-term growth of capital primarily through investments in foreign securities

Start date: January 28, 1987

Size: as of June 30, 2002, more than $1.7 billion

Manager: Richard Mace, since 1996; joined Fidelity in 1987

3

Semiannual Report

Fidelity Variable Insurance Products: Overseas Portfolio

Investment Summary

Top Five Stocks as of June 30, 2002
% of fund's net assets
Nikko Cordial Corp. (Japan)	3.0
Nomura Holdings, Inc. (Japan)	2.9
TotalFinaElf SA Series B (France)	2.9
Alcan, Inc. (Canada)	2.7
GlaxoSmithKline PLC (United Kingdom)	2.5
14.0
Top Five Market Sectors as of June 30, 2002
% of fund's net assets
Financials	28.0
Information Technology	14.7
Energy	10.3
Health Care	9.6
Consumer Discretionary	6.9
Top Five Countries as of June 30, 2002
(excluding cash equivalents)	% of fund's net assets
Japan	27.8
United Kingdom	14.8
France	8.6
Switzerland	7.5
Netherlands	6.2
Percentages are adjusted for the effect of open futures contracts, if applicable.

Semiannual Report

Fidelity Variable Insurance Products: Overseas Portfolio

Investments June 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.4%
	Shares	Value (Note 1)
Australia - 0.9%
BRL Hardy Ltd.	573,595	$ 2,912,478
News Corp. Ltd. sponsored ADR	622,200	12,288,450
QBE Insurance Group Ltd.	143,400	536,599
TOTAL AUSTRALIA		15,737,527
Bermuda - 0.1%
Tsakos Energy Navigation Ltd.	50,200	702,800
Weatherford International Ltd. (a)	25,800	1,114,560
TOTAL BERMUDA		1,817,360
Brazil - 0.4%
Petroleo Brasileiro SA Petrobras sponsored ADR	364,100	6,866,926
Canada - 5.0%
Alcan, Inc.	1,218,400	46,363,965
Barrick Gold Corp.	125,600	2,388,082
Canadian Natural Resources Ltd.	149,200	5,069,435
EnCana Corp.	142,000	4,373,409
Placer Dome, Inc.	123,600	1,385,742
Suncor Energy, Inc.	595,400	10,444,925
Talisman Energy, Inc.	386,100	17,378,701
TOTAL CANADA		87,404,259
Cayman Islands - 0.2%
Noble Corp. (a)	87,900	3,392,940
Denmark - 0.5%
Danske Bank AS	67,800	1,253,360
Novo-Nordisk AS Series B	225,800	7,504,465
TOTAL DENMARK		8,757,825
Finland - 1.8%
Nokia Corp.	2,145,300	31,063,946
France - 8.6%
Aventis SA (France)	337,260	23,753,223
AXA SA	618,904	11,360,089
BNP Paribas SA	659,280	36,591,095
Credit Lyonnais SA	29,500	1,268,905
Pechiney SA Series A	45,300	2,076,478
Pernod-Ricard	73,500	7,226,308
Sanofi-Synthelabo SA	159,000	9,707,230
Technip-Coflexip SA	17,600	1,859,462
Television Francaise 1 SA	84,500	2,270,407
TotalFinaElf SA Series B	312,844	50,618,159
Vivendi Universal SA	110,300	2,391,885
TOTAL FRANCE		149,123,241
Germany - 4.3%
Allianz AG (Reg.)	80,000	16,210,432
BASF AG	192,700	9,004,941
Deutsche Boerse AG	111,363	4,757,028
Deutsche Lufthansa AG (Reg.)	354,200	5,055,086
Infineon Technologies AG (a)	360,000	5,701,600

	Shares	Value (Note 1)
Muenchener Rueckversicherungs- Gesellschaft AG (Reg.)	93,200	$ 22,168,925
SAP AG	33,200	3,265,774
Schering AG	150,100	9,406,355
TOTAL GERMANY		75,570,141
Hong Kong - 1.9%
China Mobile (Hong Kong) Ltd. (a)	3,986,000	11,655,062
CNOOC Ltd.	3,316,000	4,442,618
Hutchison Whampoa Ltd.	2,363,600	17,651,357
TOTAL HONG KONG		33,749,037
Ireland - 0.1%
Elan Corp. PLC sponsored ADR (a)	408,000	2,231,760
Israel - 0.3%
Check Point Software Technologies Ltd. (a)	381,000	5,166,360
Italy - 1.2%
Telecom Italia Spa	1,539,424	12,022,897
Unicredito Italiano Spa	1,834,000	8,324,962
TOTAL ITALY		20,347,859
Japan - 25.8%
Advantest Corp.	162,400	10,130,903
Canon, Inc.	400,000	15,132,000
Credit Saison Co. Ltd.	507,100	12,064,218
Daiwa Securities Group, Inc.	5,969,000	38,783,402
Fujitsu Ltd.	1,033,000	7,221,541
Hoya Corp.	38,400	2,800,084
Ito-Yokado Co. Ltd.	393,000	19,718,193
JAFCO Co. Ltd.	215,200	19,075,303
Japan Telecom Co. Ltd.	1,090	3,126,396
Keyence Corp.	16,100	3,418,313
Konami Corp.	64,900	1,364,916
Kyocera Corp.	198,000	14,572,800
Matsushita Electric Industrial Co. Ltd.	423,000	5,850,090
Mitsubishi Electric Corp.	3,018,000	13,577,656
Mizuho Holdings, Inc.	2,216	4,929,180
Murata Manufacturing Co. Ltd.	186,600	12,015,052
NEC Corp.	772,000	5,384,020
Nikko Cordial Corp.	10,305,000	52,134,679
Nikon Corp.	707,000	7,845,374
Nintendo Co. Ltd.	12,200	1,800,644
Nippon Telegraph & Telephone Corp.	2,693	11,089,774
Nissan Motor Co. Ltd.	1,779,000	12,347,452
Nomura Holdings, Inc.	3,451,000	50,790,318
Omron Corp.	736,000	10,678,263
ORIX Corp.	306,400	24,776,419
Ricoh Co. Ltd.	171,000	2,967,136
Rohm Co. Ltd.	105,100	15,723,034
Sony Corp.	289,400	15,367,140
Sumitomo Electric Industries Ltd.	724,000	5,031,099
Sumitomo Mitsui Banking Corp.	921,000	4,505,456
Common Stocks - continued
	Shares	Value (Note 1)
Japan - continued
Takeda Chemical Industries Ltd.	490,000	$ 21,552,871
Tokyo Electron Ltd.	168,900	11,030,723
Toshiba Corp.	1,808,000	7,378,049
Toyota Motor Corp.	161,700	4,285,050
TOTAL JAPAN		448,467,548
Korea (South) - 0.8%
KT Corp. sponsored ADR	117,300	2,539,545
Samsung Electronics Co. Ltd.	40,100	10,966,664
TOTAL KOREA (SOUTH)		13,506,209
Mexico - 1.2%
Grupo Televisa SA de CV sponsored ADR (a)	227,900	8,518,902
Telefonos de Mexico SA de CV sponsored ADR	358,700	11,507,096
TOTAL MEXICO		20,025,998
Netherlands - 6.2%
Akzo Nobel NV	221,600	9,683,388
ASML Holding NV (a)	1,343,800	21,349,398
ING Groep NV (Certificaten Van Aandelen)	806,124	20,772,687
Koninklijke Philips Electronics NV	433,600	12,148,777
Royal Dutch Petroleum Co. (Hague Registry)	176,200	9,738,574
STMicroelectronics NV (NY Shares) (a)	200,600	4,880,598
Unilever NV (Certificaten Van Aandelen)	357,800	23,511,013
VNU NV	190,900	5,324,116
TOTAL NETHERLANDS		107,408,551
Netherlands Antilles - 0.2%
Schlumberger Ltd. (NY Shares)	92,400	4,296,600
Norway - 0.5%
Norsk Hydro AS	95,500	4,558,473
Statoil ASA	558,400	4,988,307
TOTAL NORWAY		9,546,780
Singapore - 0.2%
United Overseas Bank Ltd.	384,393	2,762,053
South Africa - 0.1%
Harmony Gold Mining Co. Ltd.	134,900	1,862,408
Spain - 1.9%
Altadis SA	262,100	5,429,137
Banco Popular Espanol SA (Reg.)	173,200	7,685,152
Banco Santander Central Hispano SA	1,336,568	10,650,367
Telefonica SA	1,071,484	9,026,556
TOTAL SPAIN		32,791,212

	Shares	Value (Note 1)
Sweden - 0.2%
Svenska Handelsbanken AB (A Shares)	81,900	$ 1,255,861
Telefonaktiebolaget LM Ericsson AB sponsored ADR (a)	1,195,900	1,722,096
TOTAL SWEDEN		2,977,957
Switzerland - 7.5%
Credit Suisse Group (Reg.)	748,176	23,858,619
Nestle SA (Reg.)	102,962	24,112,718
Novartis AG (Reg.)	728,460	32,177,706
Roche Holding AG (participation certificate)	193,010	14,654,535
Swiss Reinsurance Co. (Reg.)	96,757	9,501,345
UBS AG (Reg.)	420,614	21,247,863
Zurich Financial Services AG	23,470	4,759,894
TOTAL SWITZERLAND		130,312,680
Taiwan - 0.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	2,415,782	4,916,886
United Microelectronics Corp.	5,822,860	6,988,826
TOTAL TAIWAN		11,905,712
United Kingdom - 14.8%
Abbey National PLC	388,100	4,589,625
Anglo American PLC ADR	125,600	2,053,560
BAA PLC	310,300	2,847,245
BHP Billiton PLC	829,000	4,539,906
BP PLC	4,068,600	34,237,283
British Sky Broadcasting Group PLC (BSkyB) (a)	364,900	3,515,934
BT Group PLC	1,318,800	5,027,257
Cable & Wireless PLC	1,527,100	3,912,459
Carlton Communications PLC	970,000	3,120,378
Diageo PLC	697,800	9,107,240
GlaxoSmithKline PLC	1,982,894	42,771,014
HBOS PLC	510,900	5,556,617
HSBC Holdings PLC (United Kingdom) (Reg.)	1,126,000	13,106,648
Lloyds TSB Group PLC	3,374,300	33,753,057
Logica PLC	484,400	1,484,056
Old Mutual PLC	2,009,700	2,870,756
Prudential PLC	1,338,600	12,303,206
Reed Elsevier PLC	509,400	4,865,323
Rio Tinto PLC (Reg.)	515,000	9,490,500
Shell Transport & Trading Co. PLC (Reg.)	1,295,700	9,719,912
Smith & Nephew PLC	579,200	3,229,581
Vodafone Group PLC	29,152,703	39,793,466
WPP Group PLC	557,700	4,732,893
TOTAL UNITED KINGDOM		256,627,916
United States of America - 3.0%
Baker Hughes, Inc.	90,000	2,996,100
ENSCO International, Inc.	65,900	1,796,434
Common Stocks - continued
	Shares	Value (Note 1)
United States of America - continued
Freeport-McMoRan Copper & Gold, Inc. Class B (a)	424,500	$ 7,577,325
Grant Prideco, Inc. (a)	80,700	1,097,520
Micron Technology, Inc. (a)	1,591,800	32,186,196
Newmont Mining Corp. Holding Co.	114,900	3,025,317
Transocean, Inc.	56,900	1,772,435
Tyco International Ltd.	118,700	1,603,637
TOTAL UNITED STATES OF AMERICA		52,054,964
TOTAL COMMON STOCKS (Cost $1,496,297,667)		1,535,775,769
Investment Companies - 0.0%

Multi-National - 0.0%
European Warrant Fund, Inc. (a) (Cost $2,953,647)	189,820	569,460
Government Obligations - 0.3%
Ratings (unaudited)		Principal Amount
United States of America - 0.3%
U.S. Treasury Bills, yield at date of purchase 1.77% 7/5/02 (c) (Cost $4,198,970)	-	$ 4,200,000	4,199,215
Money Market Funds - 13.7%
	Shares
Fidelity Cash Central Fund, 1.89% (b)	169,185,007	169,185,007
Fidelity Securities Lending Cash Central Fund, 1.93% (b)	69,113,351	69,113,351
TOTAL MONEY MARKET FUNDS (Cost $238,298,358)		238,298,358
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $1,741,748,642)		1,778,842,802
NET OTHER ASSETS - (2.4)%		(42,151,460)
NET ASSETS - 100%		$ 1,736,691,342
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
Equity Index Contracts
662 Nikkei 225 Index Contracts	Sept. 2002	$ 34,870,850	$ (3,255,630)

The face value of futures purchased as a percentage of net assets - 2.0%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $3,524,341.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $567,969,051 and $554,361,128, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $540 for the period.
Income Tax Information

At June 30, 2002, the aggregate cost of investment securities for income tax purposes was $1,775,543,309. Net unrealized appreciation aggregated $3,299,493, of which $222,896,309 related to appreciated investment securities and $219,596,816 related to depreciated investment securities.

At December 31, 2001, the fund had a capital loss carryforward of approximately $367,608,000 all of which will expire on December 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Overseas Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2002 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $69,061,067) (cost $1,741,748,642) - See accompanying schedule		$ 1,778,842,802
Foreign currency held at value (cost $54,326,587)		56,289,397
Receivable for investments sold		10,375,088
Receivable for fund shares sold		7,317,134
Dividends receivable		3,124,182
Interest receivable		261,031
Redemption fees receivable		3,873
Receivable for daily variation on futures contracts		678,550
Other receivables		55,519
Total assets		1,856,947,576
Liabilities
Payable to custodian bank	$ 107,441
Payable for investments purchased	7,515,905
Payable for fund shares redeemed	42,248,192
Accrued management fee	1,054,607
Distribution fees payable	36,011
Other payables and accrued expenses	180,727
Collateral on securities loaned, at value	69,113,351
Total liabilities		120,256,234
Net Assets		$ 1,736,691,342
Net Assets consist of:
Paid in capital		$ 2,170,338,661
Distributions in excess of net investment income		672,840
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(470,307,975)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		35,987,816
Net Assets		$ 1,736,691,342
Calculation of Maximum Offering Price
Initial Class: Net Asset Value, offering price and redemption price per share ($1,399,781,931 ÷ 104,252,073 shares)		$ 13.43
Service Class: Net Asset Value, offering price and redemption price per share ($235,649,978 ÷ 17,602,517 shares)		$ 13.39
Service Class 2: Net Asset Value, offering price and redemption price per share ($82,806,180 ÷ 6,209,497 shares)		$ 13.34
Initial Class R: Net Asset Value, offering price and redemption price per share ($9,561,405 ÷ 712,283 shares)		$ 13.42
Service Class R: Net Asset Value, offering price and redemption price per share ($8,820,216 ÷ 658,998 shares)		$ 13.38
Service Class 2R: Net Asset Value, offering price and redemption price per share ($71,632 ÷ 5,372 shares)		$ 13.33

Statement of Operations

	Six months ended June 30, 2002 (Unaudited)
Investment Income
Dividends		$ 14,646,066
Interest		2,094,877
Security lending		481,485
		17,222,428
Less foreign taxes withheld		(1,570,386)
Total income		15,652,042
Expenses
Management fee	$ 6,548,850
Transfer agent fees	618,410
Distribution fees	210,557
Accounting and security lending fees	440,829
Non-interested trustees' compensation	6,876
Custodian fees and expenses	264,124
Audit	22,916
Legal	5,802
Miscellaneous	40,104
Total expenses before reductions	8,158,468
Expense reductions	(251,256)	7,907,212
Net investment income (loss)		7,744,830
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(54,257,213)
Foreign currency transactions	(798,302)
Futures contracts	4,194,887
Total net realized gain (loss)		(50,860,628)
Change in net unrealized appreciation (depreciation) on: Investment securities	11,008,279
Assets and liabilities in foreign currencies	3,284,046
Futures contracts	(2,619,518)
Total change in net unrealized appreciation (depreciation)		11,672,807
Net gain (loss)		(39,187,821)
Net increase (decrease) in net assets resulting from operations		$ (31,442,991)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Overseas Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2002 (Unaudited)	Year ended December 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,744,830	$ 18,902,581
Net realized gain (loss)	(50,860,628)	(388,398,076)
Change in net unrealized appreciation (depreciation)	11,672,807	(132,338,513)
Net increase (decrease) in net assets resulting from operations	(31,442,991)	(501,834,008)
Distributions to shareholders from net investment income	(12,564,381)	(120,551,919)
Distributions to shareholders from net realized gain	-	(190,776,039)
Total distributions	(12,564,381)	(311,327,958)
Share transactions - net increase (decrease)	(5,598,306)	62,288,250
Redemption fees	55,592	-
Total increase (decrease) in net assets	(49,550,086)	(750,873,716)
Net Assets
Beginning of period	1,786,241,428	2,537,115,144
End of period (including distributions in excess of net investment income of $672,840 and undistributed net investment income of $4,814,201, respectively)	$ 1,736,691,342	$ 1,786,241,428
Other Information:
Share Transactions		Six months ended June 30, 2002 (Unaudited)
	Initial Class	Service Class	Service Class 2	Initial Class RA	Service Class RA	Service Class 2RA
Shares Sold	85,597,748	63,092,875	21,560,914	739,707	858,404	5,372
Reinvested	824,761	120,846	30,335	-	-	-
Redeemed	(90,018,173)	(62,997,588)	(18,919,098)	(27,424)	(199,406)	-
Net increase (decrease)	(3,595,664)	216,133	2,672,151	712,283	658,998	5,372
Dollars Sold	$ 1,165,318,639	$ 854,395,037	$ 290,516,042	$ 10,293,398	$ 11,903,674	$ 75,000
Reinvested	10,622,916	1,552,870	388,594	-	-	-
Redeemed	(1,232,639,308)	(858,309,232)	(256,606,275)	(366,371)	(2,743,290)	-
Net increase (decrease)	$ (56,697,753)	$ (2,361,325)	$ 34,298,361	$ 9,927,027	$ 9,160,384	$ 75,000
		Year ended December 31, 2001
	Initial Class	Service Class	Service Class 2	Initial Class RA	Service Class RA	Service Class 2RA
Shares Sold	173,999,497	142,723,429	11,546,592	-	-	-
Reinvested	15,519,663	1,933,710	110,941	-	-	-
Redeemed	(195,055,949)	(140,169,677)	(8,740,638)	-	-	-
Net increase (decrease)	(5,536,789)	4,487,462	2,916,895	-	-	-
Dollars Sold	$ 2,794,972,744	$ 2,146,873,700	$ 163,704,441	-	-	-
Reinvested	275,163,626	34,207,331	1,957,001	-	-	-
Redeemed	(3,120,566,680)	(2,110,121,164)	(123,902,749)	-	-	-
Net increase (decrease)	$ (50,430,310)	$ 70,959,867	$ 41,758,693	-	-	-
Distributions		Six months ended June 30, 2002 (Unaudited)
	Initial Class	Service Class	Service Class 2	Initial Class RA	Service Class RA	Service Class 2RA
From net investment income	$ 10,622,916	$ 1,552,871	$ 388,594	-	-	-
From net realized gain	-	-	-	-	-	-
Total	$ 10,622,916	$ 1,552,871	$ 388,594	$ -	$ -	$ -
		Year ended December 31, 2001
	Initial Class	Service Class	Service Class 2	Initial Class RA	Service Class RA	Service Class 2RA
From net investment income	$ 106,625,905	$ 13,167,676	$ 758,338	-	-	-
From net realized gain	168,537,721	21,039,655	1,198,663	-	-	-
Total	$ 275,163,626	$ 34,207,331	$ 1,957,001	$ -	$ -	$ -

A Commencement of sale of shares April 24, 2002

See accompanying notes which are an integral part of the financial statements.

Overseas Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 13.88	$ 20.00	$ 27.44	$ 20.06	$ 19.20	$ 18.84
Income from Investment Operations
Net investment income (loss) E	.06	.14	.19 G	.24	.23	.30
Net realized and unrealized gain (loss)	(.41)	(3.86)	(4.93)	7.95	2.13	1.70
Total from investment operations	(.35)	(3.72)	(4.74)	8.19	2.36	2.00
Distributions from net investment income	(.10)	(.93)	(.31)	(.31)	(.38)	(.33)
Distributions in excess of net investment income	-	-	(.06)	-	-	-
Distributions from net realized gain	-	(1.47)	(2.33)	(.50)	(1.12)	(1.31)
Total distributions	(.10)	(2.40)	(2.70)	(.81)	(1.50)	(1.64)
Redemption fees added to paid in capital E	-	-	-	-	-	-
Net asset value, end of period	$ 13.43	$ 13.88	$ 20.00	$ 27.44	$ 20.06	$ 19.20
Total Return B, C, D	(2.49)%	(21.21)%	(19.07)%	42.55%	12.81%	11.56%
Ratios to Average Net Assets F
Expenses before expense reductions	.90% A	.92%	.89%	.91%	.91%	.92%
Expenses net of voluntary waivers, if any	.90% A	.92%	.89%	.91%	.91%	.92%
Expenses net of all reductions	.87% A	.87%	.87%	.87%	.89%	.90%
Net investment income (loss)	.90% A	.91%	.84%	1.10%	1.19%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,399,782	$ 1,496,873	$ 2,267,507	$ 2,736,851	$ 2,074,843	$ 1,926,322
Portfolio turnover rate	73% A	98%	136%	78%	84%	67%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Investment income per share reflects a special dividend which amounted to $.04 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.83	$ 19.94	$ 27.39	$ 20.04	$ 19.20	$ 19.36
Income from Investment Operations
Net investment income (loss) E	.05	.12	.17 H	.22	.15	.01
Net realized and unrealized gain (loss)	(.40)	(3.84)	(4.93)	7.94	2.19	(.17)
Total from investment operations	(.35)	(3.72)	(4.76)	8.16	2.34	(.16)
Distributions from net investment income	(.09)	(.92)	(.30)	(.31)	(.38)	-
Distributions in excess of net investment income	-	-	(.06)	-	-	-
Distributions from net realized gain	-	(1.47)	(2.33)	(.50)	(1.12)	-
Total distributions	(.09)	(2.39)	(2.69)	(.81)	(1.50)	-
Redemption fees added to paid in capital E	-	-	-	-	-	-
Net asset value, end of period	$ 13.39	$ 13.83	$ 19.94	$ 27.39	$ 20.04	$ 19.20
Total Return B, C, D	(2.50)%	(21.27)%	(19.18)%	42.44%	12.69%	(.83)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.00% A	1.03%	.99%	1.01%	1.01%	1.02% A
Expenses net of voluntary waivers, if any	1.00% A	1.03%	.99%	1.01%	1.01%	1.02% A
Expenses net of all reductions	.97% A	.97%	.97%	.98%	.97%	1.01% A
Net investment income (loss)	.80% A	.81%	.74%	1.00%	.80%	.31% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 235,650	$ 240,525	$ 257,257	$ 144,371	$ 34,720	$ 931
Portfolio turnover rate	73% A	98%	136%	78%	84%	67%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F For the period November 3, 1997 (commencement of sale of shares) to December 31, 1997 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Investment income per share reflects a special dividend which amounted to $.04 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.81	$ 19.91	$ 26.16
Income from Investment Operations
Net investment income (loss) E	.04	.10	.12 H
Net realized and unrealized gain (loss)	(.41)	(3.80)	(3.68)
Total from investment operations	(.37)	(3.70)	(3.56)
Distributions from net investment income	(.10)	(.93)	(.30)
Distributions in excess of net investment income	-	-	(.06)
Distributions from net realized gain	-	(1.47)	(2.33)
Total distributions	(.10)	(2.40)	(2.69)
Redemption fees added to paid in capital E	-	-	-
Net asset value, end of period	$ 13.34	$ 13.81	$ 19.91
Total Return B, C, D	(2.65)%	(21.20)%	(15.50)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.16% A	1.18%	1.15% A
Expenses net of voluntary waivers, if any	1.16% A	1.18%	1.15% A
Expenses net of all reductions	1.13% A	1.12%	1.13% A
Net investment income (loss)	.63% A	.65%	.58% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 82,806	$ 48,843	$ 12,351
Portfolio turnover rate	73% A	98%	136%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Investment income per share reflects a special dividend which amounted to $.04 per share.

Financial Highlights - Initial Class R

Six months ended June 30, 2002 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 14.05
Income from Investment Operations
Net investment income (loss) E	.02
Net realized and unrealized gain (loss)	(.65)
Total from investment operations	(.63)
Redemption fees added to paid in capital E	-
Net asset value, end of period	$ 13.42
Total Return B, C, D	(4.48)%
Ratios to Average Net Assets G
Expenses before expense reductions	.92% A
Expenses net of voluntary waivers, if any	.92% A
Expenses net of all reductions	.89% A
Net investment income (loss)	.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,561
Portfolio turnover rate	73% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F For the period April 24, 2002 (commencement of sale of shares) to June 30, 2002. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Overseas Portfolio

Financial Highlights - Service Class R

Six months ended June 30, 2002 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 14.01
Income from Investment Operations
Net investment income (loss) E	.02
Net realized and unrealized gain (loss)	(.65)
Total from investment operations	(.63)
Redemption fees added to paid in capital E	-
Net asset value, end of period	$ 13.38
Total Return B, C, D	(4.50)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.02% A
Expenses net of voluntary waivers, if any	1.02% A
Expenses net of all reductions	.99% A
Net investment income (loss)	.78% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,820
Portfolio turnover rate	73% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F For the period April 24, 2002 (commencement of sale of shares) to June 30, 2002 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class 2R

Six months ended June 30, 2002 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 13.96
Income from Investment Operations
Net investment income (loss) E	.02
Net realized and unrealized gain (loss)	(.65)
Total from investment operations	(.63)
Redemption fees added to paid in capital E	-
Net asset value, end of period	$ 13.33
Total Return B, C, D	(4.51)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.17% A
Expenses net of voluntary waivers, if any	1.17% A
Expenses net of all reductions	1.13% A
Net investment income (loss)	.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 72
Portfolio turnover rate	73% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F For the period April 24, 2002 (commencement of sale of shares) to June 30, 2002 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2002 (Unaudited)

1. Significant Accounting Policies.

Overseas Portfolio (the fund) is a fund of Variable Insurance Products Fund (the trust) (referred to in this report as Fidelity Variable Insurance Products: Overseas Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers Initial Class shares, Service Class shares, Service Class 2 shares, Initial Class R shares, Service Class R shares and Service Class 2R shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are readily available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADR's, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. Foreign governments may also impose taxes on other payments or transactions with respect to foreign securities. The fund accrues such taxes as applicable. The Schedule of Investments includes information, if any, regarding income taxes under the caption "Income Tax Information."

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Short-Term Trading (Redemption) Fees. Initial Class R shares, Service Class R shares and Service Class 2R shares held less than 60 days are subject to a short-term trading fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market and to fluctuations in currency values. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .45% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .73% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' and Service Class R's average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, each class paid FDC the following amounts, all of which were reallowed to insurance companies, for the distribution of shares and providing shareholder support services.

Service Class	$ 127,670
Service Class 2	81,977
Service Class R	875
Service Class 2R	35
$ 210,557

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees of the fund were equivalent to an annualized rate of .07% of average net assets.

Overseas Portfolio

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the following amounts were paid to FIIOC:

Initial Class	$ 503,213
Service Class	87,289
Service Class 2	26,285
Initial Class R	836
Service Class R	775
Service Class 2R	12
$ 618,410

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,916,074 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Certain security trades were directed to brokers who paid $251,256 of the fund's expenses.

8. Other Information.

At the end of the period, Fidelity Investments Life Insurance Company (FILI) and its subsidiaries, affiliates of FMR, were the owners of record of 12% of the total outstanding shares of the fund. In addition, one unaffiliated insurance company was the owner of record of 29% of the total outstanding shares of the fund.

Semiannual Report

Semiannual Report

Overseas Portfolio

Semiannual Report

Overseas Portfolio

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VIPOVRS-SANN-0802 157820
1.705696.104

Fidelity® Variable Insurance Products:

Value Portfolio

Semiannual Report

June 30, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

Market Environment	<Click Here>	A review of what happened in world markets during the past six months.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Summary	<Click Here>	A summary of the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

The views expressed in this report reflect those of the fund's portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Semiannual Report

Market Environment

Investors hoping for a U.S. economic and stock market recovery in 2002 got what they were looking for, but only during the first quarter of the year. A dismal second quarter wiped out the U.S. stock markets' gains, pushing a number of equity benchmarks below their post-September 11 lows. The pace of the economic recovery also stalled, further impeding any upward momentum for stock prices. The primary culprit behind the markets' downfall during the overall six-month period ending June 30, 2002, was the lack of faith in Corporate America's balance sheets. High-profile accounting scandals shook investors' confidence, which was already tenuous due to worries about terrorism, earnings shortfalls and layoffs. Of the seven major domestic market sectors tracked by Goldman Sachs, only one - natural resources - had a positive return. Technology, utilities and health care all had double-digit losses. International equities were more immune to the troubles that plagued the U.S., and generally fared better as a result. Japan, Asia-Pacific and emerging-markets stocks were among the best performers in the first half of the year, including South Korea, despite posting one of the worst second-quarter stock market performances in the world. On the fixed-income side, U.S. investment-grade bonds offered steady single-digit gains, but a weaker U.S. dollar led to better returns for government bonds of international developed nations.

U.S. Stock Markets

From Enron to ImClone to WorldCom, a series of alleged fraudulent accounting practices and other questionable activities rocked investors' trust in the integrity of corporate governance during the past six months. As a result, money flowed out of equities as fast as reports of new scandals poured in. With all eyes focused on balance sheets and bookkeeping, it seemed many failed to notice the positive reports coming from the economic front. First quarter GDP - gross domestic product - was surprisingly strong; productivity soared to levels not reached in years; consumer spending continued to be resilient; and the Federal Reserve Board bypassed several opportunities to raise interest rates, leaving them at 40-year lows. Unfortunately, pessimism overwhelmed optimism and left the equity markets with negative returns for the first half of 2002. The blue-chip bellwether Dow Jones Industrial AverageSM, which at one point dipped below the 9,000-point level, fell 6.90% for the six-month period. The tech- and telecom-heavy NASDAQ Composite® Index declined 24.85%, its worst first half since 1974, and the large-cap weighted Standard & Poor's 500SM Index suffered a loss of 13.16%.

Foreign Stock Markets

The Morgan Stanley Capital InternationalSM Europe, Australasia and Far East (MSCI® EAFE®) Index - designed to represent the performance of developed stock markets outside the U.S. and Canada - dropped 1.46% during the past six months, a much better showing than most American benchmarks. Canadian stock markets also fared better than their neighbors to the south, as the S&P®/TSX Composite Index had a return of -1.65%. Japan did surprisingly well considering the nation's recent economic woes. The Tokyo Stock Exchange Stock Price Index (TOPIX), a broad measure of the Japanese stock market, rose 9.14%. Meanwhile, the MSCI Emerging Markets Free Index, a gauge of emerging-markets equity performance, shrugged off a weak second quarter to gain 2.07% for the overall six-month period.

U.S. Bond Markets

After a slow start, investment-grade bonds surged forward later in the six-month period. In that time, the Lehman Brothers® Aggregate Bond Index - a proxy for taxable-bond performance - returned 3.79%. Mortgage securities were the best performers in the taxable-bond market, returning 4.51% according to the Lehman Brothers Mortgage-Backed Securities Index. Mortgages benefited when a drop in refinancing activity led to lower volatility and more predictable cash flows. Growing demand for higher-yielding, less interest rate sensitive alternatives to Treasuries paced the return of agency bonds, as the Lehman Brothers U.S. Agency Index gained 4.08%. Corporate bonds, however, struggled with bankruptcies and credit downgrades, and the Lehman Brothers Credit Bond Index advanced only 2.63%, compared to a 3.61% return for the Lehman Brothers Treasury Index. The high-yield bond market faced numerous difficulties, culminating in the second quarter, when the Merrill Lynch High Yield Master II Index - a proxy of the overall high-yield bond market - posted its worst quarterly performance ever. The index lost 5.37% for the overall six-month period.

Foreign Bond Markets

For the past several years, a strong U.S. dollar tempered the performance of government bonds elsewhere in the world. But that situation showed signs of reversing during the past six months, as the dollar, after reaching a 15-year high in February on a trade-weighted basis versus foreign currencies, fell slowly but steadily through the remainder of the period. In response, the Salomon Smith Barney® Non-U.S. Dollar World Government Bond Index - a market-value-weighted index designed to represent the performance of 16 world government bond markets, excluding the United States - jumped 11.84% during the past six months. That return was more than three times higher than the Lehman Brothers Government Bond Index, a proxy for U.S. government bond performance, which returned 3.78%. Emerging-markets debt, one of the strongest performing asset classes entering the period, carried that momentum through the first quarter of 2002. However, a flat return in April, followed by a disappointing May and June, ate away much of the emerging markets' six-month gains. Still, the J.P. Morgan Emerging Markets Bond Index Global - which measures the debt performance of more than 30 emerging-markets nations - had a positive return for the period, up 0.91%.

Semiannual Report

Fidelity Variable Insurance Products: Value Portfolio - Initial Class

Performance

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Life of fund
Fidelity ® VIP: Value - Initial Class	-9.71%	-9.36%
Russell 3000® Value	-7.75%	-6.82%
Variable Annuity Growth Funds Average	-21.57%	n/a*

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Russell 3000® Value Index - a market capitalization-weighted index of value-oriented stocks of U.S. domiciled corporations. To measure how the Initial Class' performance stacked up against its peers, you can compare it to the variable annuity growth funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 337 variable annuities. These benchmarks include reinvested dividends and capital gains, if any. Lipper has created additional comparison categories that group variable annuities according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed under the $10,000 chart on this page.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of the fund figures are from commencement of operations, May 9, 2001.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

* Not available

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Value Portfolio - Initial Class on May 9, 2001, when the fund started. As the chart shows, by June 30, 2002, the value of the investment would have been $8,938 - a 10.62% decrease on the initial investment. For comparison, look at how the Russell 3000 Value Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have been $9,225 - a 7.75% decrease.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

The Lipper variable annuity multi-cap core funds average reflects the performance of variable annuities with similar portfolio characteristics and capitalization. The variable annuity multi-cap supergroup average reflects the performance of variable annuities with similar capitalization. As of June 30, 2002, the one year average annual total return for the variable annuity multi-cap core funds average was -17.69%. The one year average annual total return for the variable annuity multi-cap supergroup average was -18.43%.

Semiannual Report

Fidelity Variable Insurance Products: Value Portfolio - Service Class

Performance

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Life of fund
Fidelity ® VIP: Value - Service Class	-9.91%	-9.53%
Russell 3000 Value	-7.75%	-6.82%
Variable Annuity Growth Funds Average	-21.57%	n/a*

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. Average annual total returns for Service Class shares will appear once the fund is a year old.

You can compare the fund's returns to the performance of the Russell 3000 Value Index - a market capitalization-weighted index of value-oriented stocks of U.S. domiciled corporations. To measure how the Service Class' performance stacked up against its peers, you can compare it to the variable annuity growth funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 337 variable annuities. These benchmarks include reinvested dividends and capital gains, if any. Lipper has created additional comparison categories that group variable annuities according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed under the $10,000 chart on this page.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of the fund figures are from commencement of operations, May 9, 2001.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

* Not available

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Value Portfolio - Service Class on May 9, 2001, when the fund started. As the chart shows, by June 30, 2002, the value of the investment would have been $8,919 - a 10.81% decrease on the initial investment. For comparison, look at how the Russell 3000 Value Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have been $9,225 - a 7.75% decrease.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

The Lipper variable annuity multi-cap core funds average reflects the performance of variable annuities with similar portfolio characteristics and capitalization. The variable annuity multi-cap supergroup average reflects the performance of variable annuities with similar capitalization. As of June 30, 2002, the one year average annual total return for the variable annuity multi-cap core funds average was -17.69%. The one year average annual total return for the variable annuity multi-cap supergroup average was -18.43%.

Semiannual Report

Fidelity Variable Insurance Products: Value Portfolio - Service Class 2

Performance

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Life of fund
Fidelity ® VIP: Value - Service Class 2	-10.01%	-9.62%
Russell 3000 Value	-7.75%	-6.82%
Variable Annuity Growth Funds Average	-21.57%	n/a*

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. Average annual total returns for Service Class 2 shares will appear once the fund is a year old.

You can compare the fund's returns to the performance of the Russell 3000 Value Index - a market capitalization-weighted index of value-oriented stocks of U.S. domiciled corporations. To measure how the Service Class 2's performance stacked up against its peers, you can compare it to the variable annuity growth funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 337 variable annuities. These benchmarks include reinvested dividends and capital gains, if any. Lipper has created additional comparison categories that group variable annuities according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed under the $10,000 chart on this page.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of the fund figures are from commencement of operations, May 9, 2001.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

* Not available

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Value Portfolio - Service Class 2 on May 9, 2001, when the fund started. As the chart shows, by June 30, 2002, the value of the investment would have been $8,909 - a 10.91% decrease on the initial investment. For comparison, look at how the Russell 3000 Value Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have been $9,225 - a 7.75% decrease.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

The Lipper variable annuity multi-cap core funds average reflects the performance of variable annuities with similar portfolio characteristics and capitalization. The variable annuity multi-cap supergroup average reflects the performance of variable annuities with similar capitalization. As of June 30, 2002, the one year average annual total return for the variable annuity multi-cap core funds average was -17.69%. The one year average annual total return for the variable annuity multi-cap supergroup average was -18.43%.

Semiannual Report

Fidelity Variable Insurance Products: Value Portfolio

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Steve DuFour, Portfolio Manager of Value Portfolio

Q. How did the fund perform, Steve?

A. For the six-month period ending June 30, 2002, the fund's performance lagged the 3.90% decline of the Russell 3000 Value Index, but outperformed the 15.38% drop for the variable annuity growth funds average as tracked by Lipper Inc. For the 12 months ending June 30, 2002, the fund underperformed the -7.75% return of the index, but outpaced the peer group average decline of 21.57%.

Q. Why did the fund underperform its index during the past six months?

A. The fund trailed the index primarily because I maintained a higher exposure to financials that rely on transaction-fee income to increase their earnings. These stocks, which include Charles Schwab, J.P. Morgan Chase and Morgan Stanley, performed poorly because their investment banking and brokerage operations suffered from tepid merger-and-acquisition activity and lower trading volumes. At the same time, the fund was underexposed to financials that rely primarily on spread-based income - the net interest income from spreads on loans - such as banks, which appreciated surprisingly well when consumer credit quality held up better than expected. Although this strategy within the financial sector has taken longer than I expected to work out, I continued to believe - and still do - that it could deliver longer-term benefits when the economy improves. The other factor that weighed on our return relative to the index was the substantial outperformance of smaller-cap stocks compared to the large-cap stocks that made up the bulk of the fund's holdings. Investors favored smaller-cap names with lower valuations as the weakened economy squeezed profits at many larger companies, forcing them to restructure their businesses and lower their operating costs. The fund's emphasis on stocks with attractively low valuations was likely the most significant reason it outperformed the peer group average. These undervalued stocks outperformed those selling at higher multiples because investors generally weren't willing to pay a premium for faster growth potential given the unsettling economic climate.

Q. What strategies paid off for the fund?

A. It was a good decision to increase our energy services holdings earlier in the period, while reducing our exposure to integrated oil producers. Large integrated oil companies had a difficult time maintaining their oil production levels, and therefore were forced to increase their spending on services companies to grow their production. The timing of this strategy was helpful because energy services stocks generally did quite well - allowing me to sell off some of our holdings in Schlumberger and Cooper Cameron for profits - while integrated oil firms did only moderately well. Elsewhere, the fund benefited from stock selection and an overweighting relative to the index in the food, beverage and tobacco industries. Coca-Cola and Anheuser-Busch were top performers because investors generally viewed the stable earnings growth of these companies as an island of stability in a perfect storm.

Q. Charles Schwab once again was one of the fund's biggest detractors, yet remained one of its largest holdings. Why?

A. Schwab did an incredible job of cutting its costs after the economy and equity markets stumbled. I began building a major position in the company some time ago after its valuation declined, and I've since increased our holdings. I believe the best way to make money in large-cap stocks is to buy well-run companies facing short-term difficulties that are likely to subside over time. Schwab's recent difficulties were not company-specific, but more a product of the poor economic environment and temporary lukewarm interest in equities. I believed the company was positioned well to benefit from an economic recovery, and I was willing to be patient.

Q. What other holdings performed well? Which disappointed?

A. Newmont Mining rose roughly 38% as skittish equity investors concerned about terrorism, questionable accounting practices and the unstable economy flocked to gold stocks as a safe haven. On the down side, multimedia firms AOL Time Warner and Liberty Media and cable operator Comcast held back performance due to lower advertising revenues and some high-profile credit problems in the cable-TV industry, respectively.

Q. What's your outlook, Steve?

A. I remain optimistic about both the future health of the U.S. economy and the stock market. I've positioned the fund with a high exposure to quality companies selling at attractive prices in a variety of industries - including energy services, brokerage and technology - that have done well historically during periods of sustained economic expansion. Because of this tilt toward economically sensitive stocks, however, the fund may experience some short-term volatility until the economy wakes up from its current nap.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based upon market or other conditions. For more information, see page 2.

Fund Facts

Goal: to provide capital appreciation

Start date: May 9, 2001

Size: as of June 30, 2002, more than $3.9 million

Manager: Steve DuFour, since inception; joined Fidelity in 1992

3

Semiannual Report

Fidelity Variable Insurance Products: Value Portfolio

Investment Summary

Top Five Stocks as of June 30, 2002
% of fund's net assets
Schlumberger Ltd. (NY Shares)	4.3
Charles Schwab Corp.	4.3
BellSouth Corp.	4.3
Analog Devices, Inc.	3.8
Citigroup, Inc.	3.1
19.8
Top Five Market Sectors as of June 30, 2002
% of fund's net assets
Financials	30.6
Information Technology	14.3
Industrials	11.6
Consumer Staples	10.0
Consumer Discretionary	9.8
Asset Allocation as of June 30, 2002
% of fund's net assets*
Stocks	97.4%
Bonds	1.5%
Short-Term Investments and Net Other Assets	1.1%

* Foreign investments	4.7%

Semiannual Report

Fidelity Variable Insurance Products: Value Portfolio

Investments June 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.3%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 9.4%
Auto Components - 0.1%
Bandag, Inc.	100	$ 2,832
Delphi Corp.	190	2,508
		5,340
Hotels, Restaurants & Leisure - 1.2%
Marriott International, Inc. Class A	640	24,352
MGM Mirage, Inc. (a)	630	21,263
		45,615
Household Durables - 0.7%
La-Z-Boy, Inc.	200	5,044
Leggett & Platt, Inc.	680	15,912
Newell Rubbermaid, Inc.	210	7,363
		28,319
Media - 5.7%
AOL Time Warner, Inc. (a)	6,000	88,260
Belo Corp. Series A	890	20,123
Comcast Corp. Class A (special) (a)	2,000	47,680
E.W. Scripps Co. Class A	90	6,930
Hearst-Argyle Television, Inc. (a)	100	2,255
McGraw-Hill Companies, Inc.	210	12,537
Media General, Inc. Class A	20	1,200
Meredith Corp.	200	7,670
The New York Times Co. Class A	60	3,090
Washington Post Co. Class B	60	32,700
		222,445
Multiline Retail - 1.3%
Federated Department Stores, Inc. (a)	420	16,674
Nordstrom, Inc.	590	13,364
Target Corp.	530	20,193
		50,231
Specialty Retail - 0.4%
Home Depot, Inc.	170	6,244
Sherwin-Williams Co.	300	8,979
		15,223
TOTAL CONSUMER DISCRETIONARY		367,173
CONSUMER STAPLES - 10.0%
Beverages - 2.8%
Anheuser-Busch Companies, Inc.	120	6,000
PepsiCo, Inc.	650	31,330
The Coca-Cola Co.	1,270	71,120
		108,450
Food Products - 2.6%
ConAgra Foods, Inc.	300	8,295
Dean Foods Co. (a)	1,074	40,060
Kraft Foods, Inc. Class A	320	13,104
McCormick & Co., Inc. (non-vtg.)	1,160	29,870
Tyson Foods, Inc. Class A	700	10,857
		102,186

	Shares	Value (Note 1)
Household Products - 3.4%
Church & Dwight, Inc.	300	$ 9,399
Clorox Co.	1,100	45,485
Colgate-Palmolive Co.	200	10,010
Procter & Gamble Co.	770	68,761
		133,655
Personal Products - 0.0%
Gillette Co.	30	1,016
Tobacco - 1.2%
Loews Corp. - Carolina Group	200	5,410
Philip Morris Companies, Inc.	960	41,933
		47,343
TOTAL CONSUMER STAPLES		392,650
ENERGY - 8.7%
Energy Equipment & Services - 6.1%
Cooper Cameron Corp. (a)	630	30,505
ENSCO International, Inc.	150	4,089
Grant Prideco, Inc. (a)	100	1,360
Schlumberger Ltd. (NY Shares)	3,620	168,330
Smith International, Inc. (a)	480	32,731
		237,015
Oil & Gas - 2.6%
Burlington Resources, Inc.	600	22,800
Devon Energy Corp.	420	20,698
EOG Resources, Inc.	440	17,468
Occidental Petroleum Corp.	830	24,892
Spinnaker Exploration Co. (a)	400	14,408
Tesoro Petroleum Corp. (a)	300	2,325
		102,591
TOTAL ENERGY		339,606
FINANCIALS - 29.7%
Banks - 8.1%
Bank of America Corp.	960	67,546
Bank One Corp.	240	9,235
BankAtlantic Bancorp, Inc. Class A (non-vtg.)	400	4,960
Comerica, Inc.	330	20,262
East West Bancorp, Inc.	150	5,178
Fifth Third Bancorp	300	19,995
Golden West Financial Corp.	430	29,575
IBERIABANK Corp.	200	8,108
Oak Hill Financial, Inc.	400	8,204
Sovereign Bancorp, Inc.	1,300	19,435
Wachovia Corp.	2,440	93,159
Wells Fargo & Co.	620	31,037
		316,694
Diversified Financials - 16.4%
Allied Capital Corp.	200	4,530
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Diversified Financials - continued
Charles Schwab Corp.	15,030	$ 168,329
Citigroup, Inc.	3,120	120,900
Fannie Mae	1,570	115,788
Goldman Sachs Group, Inc.	140	10,269
J.P. Morgan Chase & Co.	2,950	100,064
Lehman Brothers Holdings, Inc.	420	26,258
MBNA Corp.	200	6,614
Morgan Stanley	2,080	89,606
		642,358
Insurance - 3.6%
AFLAC, Inc.	360	11,520
Allstate Corp.	230	8,505
American International Group, Inc.	1,410	96,204
Cincinnati Financial Corp.	270	12,563
Old Republic International Corp.	390	12,285
		141,077
Real Estate - 1.6%
AMB Property Corp. (SBI)	250	7,750
Duke Realty Corp.	800	23,160
Equity Office Properties Trust	280	8,428
First Industrial Realty Trust, Inc.	100	3,285
ProLogis Trust	750	19,500
		62,123
TOTAL FINANCIALS		1,162,252
HEALTH CARE - 4.3%
Health Care Providers & Services - 0.3%
UnitedHealth Group, Inc.	130	11,902
Pharmaceuticals - 4.0%
Abbott Laboratories	130	4,895
Bristol-Myers Squibb Co.	840	21,588
Merck & Co., Inc.	990	50,134
Pfizer, Inc.	1,630	57,050
Schering-Plough Corp.	400	9,840
Wyeth	210	10,752
		154,259
TOTAL HEALTH CARE		166,161
INDUSTRIALS - 11.1%
Aerospace & Defense - 1.2%
Lockheed Martin Corp.	590	41,005
Precision Castparts Corp.	210	6,930
		47,935
Air Freight & Logistics - 0.6%
United Parcel Service, Inc. Class B	350	21,613

	Shares	Value (Note 1)
Building Products - 0.3%
Masco Corp.	370	$ 10,031
NCI Building Systems, Inc. (a)	100	1,780
		11,811
Commercial Services & Supplies - 1.1%
Avery Dennison Corp.	230	14,433
G&K Services, Inc. Class A	400	13,696
Manpower, Inc.	200	7,350
New England Business Service, Inc.	300	7,542
		43,021
Electrical Equipment - 1.3%
Acuity Brands, Inc.	500	9,100
Baldor Electric Co.	420	10,584
Emerson Electric Co.	400	21,404
Hubbell, Inc. Class B	190	6,489
Rockwell Automation, Inc.	100	1,998
		49,575
Industrial Conglomerates - 2.6%
Carlisle Companies, Inc.	300	13,494
General Electric Co.	2,800	81,340
Teleflex, Inc.	150	8,573
		103,407
Machinery - 2.0%
Eaton Corp.	370	26,918
Illinois Tool Works, Inc.	60	4,098
JLG Industries, Inc.	200	2,806
Lincoln Electric Holdings, Inc.	800	21,520
Parker Hannifin Corp.	50	2,390
Regal-Beloit Corp.	570	13,857
Terex Corp. (a)	100	2,249
UNOVA, Inc. (a)	700	4,543
		78,381
Road & Rail - 1.8%
Knight Transportation, Inc. (a)	715	16,581
Norfolk Southern Corp.	770	18,003
Union Pacific Corp.	230	14,554
USFreightways Corp.	100	3,787
Werner Enterprises, Inc.	900	19,179
		72,104
Trading Companies & Distributors - 0.2%
Genuine Parts Co.	180	6,277
TOTAL INDUSTRIALS		434,124
INFORMATION TECHNOLOGY - 12.9%
Communications Equipment - 0.3%
QUALCOMM, Inc. (a)	400	10,996
Computers & Peripherals - 0.3%
Sun Microsystems, Inc. (a)	2,400	12,024
Electronic Equipment & Instruments - 2.6%
Amphenol Corp. Class A (a)	450	16,200
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Benchmark Electronics, Inc. (a)	360	$ 10,440
Celestica, Inc. (sub. vtg.) (a)	650	14,674
Jabil Circuit, Inc. (a)	1,510	31,876
Merix Corp. (a)	400	3,432
Sanmina-SCI Corp. (a)	1,000	6,310
Tektronix, Inc. (a)	490	9,168
Waters Corp. (a)	400	10,680
		102,780
Internet Software & Services - 0.4%
LendingTree, Inc. (a)	300	3,813
Yahoo!, Inc. (a)	900	13,284
		17,097
IT Consulting & Services - 0.1%
Acxiom Corp. (a)	300	5,247
Semiconductor Equipment & Products - 5.6%
Analog Devices, Inc. (a)	4,980	147,906
Integrated Device Technology, Inc. (a)	180	3,265
Kulicke & Soffa Industries, Inc. (a)	1,000	12,390
Micron Technology, Inc. (a)	1,460	29,521
National Semiconductor Corp. (a)	165	4,813
Teradyne, Inc. (a)	870	20,445
		218,340
Software - 3.6%
Microsoft Corp. (a)	1,660	90,802
Oracle Corp. (a)	1,250	11,838
Reynolds & Reynolds Co. Class A	490	13,696
VERITAS Software Corp. (a)	1,200	23,748
		140,084
TOTAL INFORMATION TECHNOLOGY		506,568
MATERIALS - 4.5%
Chemicals - 1.7%
A. Schulman, Inc.	200	4,290
Albemarle Corp.	680	20,910
Ferro Corp.	490	14,774
MacDermid, Inc.	300	6,450
Praxair, Inc.	270	15,382
RPM, Inc.	300	4,575
		66,381
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	220	8,580
Metals & Mining - 2.6%
Alcoa, Inc.	680	22,542
Newmont Mining Corp. Holding Co.	2,990	78,727
		101,269
TOTAL MATERIALS		176,230

	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - 4.5%
Diversified Telecommunication Services - 4.5%
BellSouth Corp.	5,310	$ 167,265
Qwest Communications International, Inc.	3,560	9,968
		177,233
UTILITIES - 0.2%
Gas Utilities - 0.2%
KeySpan Corp.	160	6,024
TOTAL COMMON STOCKS (Cost $3,882,398)		3,728,021
Convertible Preferred Stocks - 2.1%

FINANCIALS - 0.3%
Insurance - 0.3%
Prudential Financial, Inc. $3.375	210	12,063
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.5%
Northrop Grumman Corp. $7.25	150	19,877
INFORMATION TECHNOLOGY - 0.9%
Communications Equipment - 0.9%
Motorola, Inc. $3.50	800	36,222
MATERIALS - 0.1%
Paper & Forest Products - 0.1%
Boise Cascade Corp. $3.75	40	2,142
UTILITIES - 0.3%
Electric Utilities - 0.2%
Cinergy Corp. $4.75 PRIDES	100	5,845
Dominion Resources, Inc. $4.375	60	3,215
		9,060
Gas Utilities - 0.1%
KeySpan Corp. $4.375	70	3,662
TOTAL UTILITIES		12,722
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $81,553)		83,026
Convertible Bonds - 1.5%
Ratings (unaudited) (b)		Principal Amount
CONSUMER DISCRETIONARY - 0.4%
Specialty Retail - 0.4%
Gap, Inc. 5.75% 3/15/09 (d)	Ba3	$ 12,000	13,773
Convertible Bonds - continued
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
FINANCIALS - 0.6%
Diversified Financials - 0.6%
E*TRADE Group, Inc. 6% 2/1/07	B-	$ 31,000	$ 23,324
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.3%
Corning, Inc. 3.5% 11/1/08	Baa3	18,900	12,740
Semiconductor Equipment & Products - 0.2%
Semtech Corp. 4.5% 2/1/07	CCC+	8,000	7,660
TOTAL INFORMATION TECHNOLOGY			20,400
TOTAL CONVERTIBLE BONDS (Cost $65,424)			57,497
Money Market Funds - 3.9%
Shares
Fidelity Cash Central Fund, 1.89% (c) (Cost $152,864)	152,864	152,864
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $4,182,239)		4,021,408
NET OTHER ASSETS - (2.8)%		(108,092)
NET ASSETS - 100%	$ 3,913,316
Security Type Abbreviation
PRIDES	-	Preferred Redeemable Increased Dividend Equity Securities
Legend
(a) Non-income producing
(b) For certain securities not individually rated by a nationally recognized rating agency, the ratings listed have been assigned by Fidelity.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $13,773 or 0.4% of net assets.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $4,616,354 and $3,018,884.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $378 for the period.
Income Tax Information

At June 30, 2002, the aggregate cost of investment securities for income tax purposes was $4,220,660. Net unrealized depreciation aggregated $199,252, of which $190,642 related to appreciated investment securities and $389,894 related to depreciated investment securities.

At December 31, 2001, the fund had a capital loss carryforward of approximately $105,000 all of which will expire on December 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Value Portfolio

Fidelity Variable Insurance Products: Value Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2002 (Unaudited)
Assets
Investment in securities, at value (cost $4,182,239) - See accompanying schedule		$ 4,021,408
Receivable for investments sold		113,344
Receivable for fund shares sold		11,941
Dividends receivable		3,904
Interest receivable		1,474
Other receivables		808
Receivable from investment adviser for expense reductions		2,495
Total assets		4,155,374
Liabilities
Payable to custodian bank	$ 130,183
Payable for investments purchased	95,228
Payable for fund shares redeemed	557
Distribution fees payable	640
Other payables and accrued expenses	15,450
Total liabilities		242,058
Net Assets		$ 3,913,316
Net Assets consist of:
Paid in capital		$ 4,275,643
Accumulated net investment (loss)		(2,463)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(199,034)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(160,830)
Net Assets		$ 3,913,316
Initial Class: Net Asset Value, offering price and redemption price per share ($278,135 ÷ 31,195 shares)		$ 8.92
Service Class: Net Asset Value, offering price and redemption price per share ($1,508,226 ÷ 169,186 shares)		$ 8.91
Service Class 2: Net Asset Value, offering price and redemption price per share ($2,126,955 ÷ 239,026 shares)		$ 8.90

Statement of Operations

	Six months ended June 30, 2002 (Unaudited)
Investment Income
Dividends		$ 25,845
Interest		3,547
Total income		29,392
Expenses
Management fee	$ 11,378
Transfer agent fees	1,981
Distribution fees	3,500
Accounting fees and expenses	30,020
Non-interested trustees' compensation	7
Custodian fees and expenses	5,347
Audit	10,941
Legal	5
Miscellaneous	211
Total expenses before reductions	63,390
Expense reductions	(31,519)	31,871
Net investment income (loss)		(2,479)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(82,453)
Foreign currency transactions	(17)
Futures contracts	(3,059)
Total net realized gain (loss)		(85,529)
Change in net unrealized appreciation (depreciation) on: Investment securities	(274,427)
Assets and liabilities in foreign currencies	1
Futures contracts	(1,283)
Total change in net unrealized appreciation (depreciation)		(275,709)
Net gain (loss)		(361,238)
Net increase (decrease) in net assets resulting from operations		$ (363,717)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Value Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended June 30, 2002	May 9, 2001 (commencement of operations) to December 31, 2001
Operations
Net investment income (loss)	$ (2,479)	$ 3,767
Net realized gain (loss)	(85,529)	(113,990)
Change in net unrealized appreciation (depreciation)	(275,709)	114,879
Net increase (decrease) in net assets resulting from operations	(363,717)	4,656
Distributions to shareholders from net investment income	-	(3,313)
Share transactions - net increase (decrease)	1,327,712	2,947,978
Total increase (decrease) in net assets	963,995	2,949,321
Net Assets
Beginning of period	2,949,321	-
End of period (including accumulated net investment loss of $2,463 and undistributed net investment income of $16, respectively)	$ 3,913,316	$ 2,949,321
Other Information:	Six months ended June 30, 2002 (Unaudited)
Share Transactions	Initial Class	Service Class	Service Class 2
Shares Sold	1,132	142,362	101,151
Reinvested	-	-	-
Redeemed	-	(67,538)	(43,714)
Net increase (decrease)	1,132	74,824	57,437

Dollars Sold	$ 10,664	$ 1,377,392	$ 986,109
Reinvested	-	-	-
Redeemed	-	(637,614)	(408,839)
Net increase (decrease)	$ 10,664	$ 739,778	$ 577,270

Share Transactions	Year ended December 31, 2001 A
	Initial Class	Service Class	Service Class 2
Shares Sold	30,001	106,858	187,231
Reinvested	62	94	185
Redeemed	-	(12,590)	(5,827)
Net increase (decrease)	30,063	94,362	181,589

Dollars Sold	$ 300,008	$ 1,025,475	$ 1,788,267
Reinvested	600	920	1,793
Redeemed	-	(115,162)	(53,923)
Net increase (decrease)	$ 300,608	$ 911,233	$ 1,736,137

Distributions	Year ended December 31, 2001
	Initial Class	Service Class	Service Class 2
From net investment income	$ 600	$ 920	$ 1,793

A Share transactions are for the period May 9, 2001 (commencement of operations) to December 31, 2001.

See accompanying notes which are an integral part of the financial statements.

Value Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.64	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.00	.03
Net realized and unrealized gain (loss)	(.72)	(.37)
Total from investment operations	(.72)	(.34)
Distributions from net investment income	-	(.02)
Net asset value, end of period	$ 8.92	$ 9.64
Total Return B, C, D	(7.47)%	(3.40)%
Ratios to Average Net Assets G
Expenses before expense reductions	3.05% A	7.11% A
Expenses net of voluntary waivers, if any	1.50% A	1.50% A
Expenses net of all reductions	1.44% A	1.46% A
Net investment income (loss)	.05% A	.50% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 278	$ 290
Portfolio turnover rate	164% A	115% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period May 9, 2001 (commencement of sale of shares) to December 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.64	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.00	.02
Net realized and unrealized gain (loss)	(.73)	(.37)
Total from investment operations	(.73)	(.35)
Distributions from net investment income	-	(.01)
Net asset value, end of period	$ 8.91	$ 9.64
Total Return B, C, D	(7.57)%	(3.50)%
Ratios to Average Net Assets G
Expenses before expense reductions	3.14% A	7.23% A
Expenses net of voluntary waivers, if any	1.60% A	1.60% A
Expenses net of all reductions	1.54% A	1.56% A
Net investment income (loss)	(.05)% A	.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,508	$ 910
Portfolio turnover rate	164% A	115% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period May 9, 2001 (commencement of sale of shares) to December 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.64	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	.01
Net realized and unrealized gain (loss)	(.73)	(.36)
Total from investment operations	(.74)	(.35)
Distributions from net investment income	-	(.01)
Net asset value, end of period	$ 8.90	$ 9.64
Total Return B, C, D	(7.68)%	(3.50)%
Ratios to Average Net Assets G
Expenses before expense reductions	3.30% A	7.38% A
Expenses net of voluntary waivers, if any	1.75% A	1.75% A
Expenses net of all reductions	1.69% A	1.70% A
Net investment income (loss)	(.20)% A	.25% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,127	$ 1,750
Portfolio turnover rate	164% A	115% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period May 9, 2001 (commencement of sale of shares) to December 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Value Portfolio

Notes to Financial Statements

For the period ended June 30, 2002 (Unaudited)

1. Significant Accounting Policies.

Value Portfolio (the fund) is a fund of Variable Insurance Products Fund (the trust) (referred to in this report as Fidelity Variable Insurance Products: Value Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are readily available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales price if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADR's, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information, if any, regarding income taxes under the caption "Income Tax Information."

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the funds is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for futures transactions, market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were reallowed to insurance companies, for the distribution of shares and providing shareholder support services.

Service Class	$ 697
Service Class 2	2,803
$ 3,500

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees of the fund were equivalent to an annualized rate of .07% of average net assets.

For the period, the following amounts were paid to FIIOC:

Initial Class	$ 150
Service Class	692
Service Class 2	1,139
$ 1,981

Accounting Fees. Fidelity Service Company, Inc.(FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Value Portfolio

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,379 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Initial Class	1.50%	$ 2,242
Service Class	1.60%	10,788
Service Class 2	1.75%	17,341
		$ 30,371

Certain security trades were directed to brokers who paid $790 of the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $358.

7. Other Information.

At the end of the period, Fidelity Investments Life Insurance Company (FILI) and its subsidiaries, affiliates of FMR, were the owners of record of 23% of the total outstanding shares of the fund. In addition, 1 unaffiliated insurance company was the owner of record of 77% of the total outstanding shares of the fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

VIPVAL-SANN-0802 157769
1.761034.101